UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

This report on Form N-CSR relates solely to five of the Registrant’s semi-annual reports to shareholders for the period ended November 30, 2020. The first report applies to John Hancock Government Income Fund, the second report applies to John Hancock Investment Grade Bond Fund, the third report applies to John Hancock High Yield Fund the fourth report applies to John Hancock ESG Core Bond Fund and the fifth report applies to John Hancock Short Duration Bond Fund.

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), most global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Government Income Fund

2	Your fund at a glance

3	Portfolio summary

4	A look at performance

6	Your expenses

8	Fund’s investments

14	Financial statements

17	Financial highlights

21	Notes to financial statements

31	Continuation of investment advisory and subadvisory agreements

38	More information

SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2020 (%)

The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/2020 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-20	as of 11-30-20

Class A	1.93	2.08	2.32	-4.49	10.84	25.79	0.22	0.18

Class C	4.39	2.12	2.10	-1.88	11.05	23.08	-0.55	-0.56

Class I1,2	6.56	3.13	2.84	-0.29	16.63	32.32	0.45	0.44

Class R6[1,2]	6.56	3.13	2.84	-0.24	16.67	32.36	0.56	0.55

Index††	7.58	3.77	3.12	-0.30	20.31	35.92	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	1.04	1.79	0.79	0.68
Net (%)	0.98	1.78	0.78	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

††	Index is the Bloomberg Barclays U.S. Government Bond Index.

See the following page for footnotes.

4	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Government Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Government Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	11-30-10	12,308	12,308	13,592
Class I1,2	11-30-10	13,232	13,232	13,592
Class R6[1,2]	11-30-10	13,236	13,236	13,592

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]

Class I and Class R6 shares were first offered on 9-9-16 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[2]	For certain types of investors, as described in the fund’s prospectus.

[3]	The contingent deferred sales charge is not applicable.

SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

6	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 995.00	$4.90	0.98%
	Hypothetical example	1,000.00	1,020.20	4.96	0.98%
Class C	Actual expenses/actual returns	1,000.00	991.10	8.73	1.75%
	Hypothetical example	1,000.00	1,016.30	8.85	1.75%
Class I	Actual expenses/actual returns	1,000.00	997.10	3.75	0.75%
	Hypothetical example	1,000.00	1,021.30	3.80	0.75%
Class R6	Actual expenses/actual returns	1,000.00	997.60	3.20	0.64%
	Hypothetical example	1,000.00	1,021.90	3.24	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	7

Fund’s investments

AS OF 11-30-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

U.S. Government and Agency obligations 89.1%				$290,149,296

(Cost $278,803,042)

U.S. Government 50.1%				163,240,829

U.S. Treasury

Bond	1.125	05-15-40	5,900,000	5,668,609

Bond	1.125	08-15-40	2,400,000	2,299,875

Bond	1.375	11-15-40	350,000	350,109

Bond	1.375	08-15-50	3,350,000	3,183,023

Bond	1.625	11-15-50	300,000	303,141

Bond	2.000	02-15-50	2,850,000	3,140,455

Bond	2.375	11-15-49	10,175,000	12,118,981

Bond	2.500	02-15-45	4,500,000	5,432,168

Bond	2.875	05-15-43	3,800,000	4,864,445

Bond	2.875	11-15-46	8,345,000	10,795,692

Bond	3.125	08-15-44	7,475,000	9,980,001

Note	0.250	06-15-23	7,950,000	7,965,527

Note	0.250	06-30-25	11,000,000	10,958,320

Note	0.250	07-31-25	2,500,000	2,489,844

Note	0.250	09-30-25	8,525,000	8,483,041

Note (A)	0.250	10-31-25	2,900,000	2,884,820

Note	0.500	04-30-27	1,250,000	1,245,459

Note	0.500	05-31-27	4,200,000	4,182,117

Note	0.625	03-31-27	2,500,000	2,512,793

Note	0.625	08-15-30	18,450,000	18,078,117

Note	1.125	02-28-25	5,000,000	5,173,828

Note	1.125	02-28-27	1,500,000	1,554,492

Note	1.750	12-31-24	27,400,000	29,025,812

Note	3.000	10-31-25	9,350,000	10,550,160

U.S. Government Agency 39.0%				126,908,467

Federal Home Loan Mortgage Corp.

30 Yr Pass Thru	2.000	09-01-50	3,373,053	3,525,939

30 Yr Pass Thru	2.500	09-01-50	3,472,348	3,672,433

30 Yr Pass Thru	3.000	04-01-43	870,298	941,069

30 Yr Pass Thru	3.000	10-01-49	824,729	870,917

30 Yr Pass Thru	3.500	12-01-44	2,766,617	3,032,433

30 Yr Pass Thru	3.500	02-01-47	1,052,354	1,130,230

30 Yr Pass Thru	3.500	11-01-47	2,789,734	2,953,150

30 Yr Pass Thru	3.500	06-01-49	1,134,125	1,201,268

30 Yr Pass Thru	4.000	12-01-40	552,366	612,574

30 Yr Pass Thru	4.000	01-01-41	623,222	691,154

30 Yr Pass Thru	4.000	01-01-41	674,346	747,851

30 Yr Pass Thru	4.000	11-01-43	989,368	1,094,428

30 Yr Pass Thru	4.000	12-01-46	1,031,114	1,125,099

8	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	4.000	06-01-47	936,788	$1,014,455

Note	0.250	09-08-23	6,500,000	6,503,294

Note	0.375	04-20-23	5,000,000	5,021,652

Note	0.375	09-23-25	5,440,000	5,413,137

Note	0.450	08-04-23	1,400,000	1,397,858

Note	0.640	11-24-25	3,000,000	2,996,833

Note	0.650	10-22-25	3,000,000	3,001,929

Note	0.800	06-09-25	3,000,000	3,000,032

Note	0.800	10-27-26	3,000,000	2,990,845

Federal National Mortgage Association

15 Yr Pass Thru	3.000	03-01-28	987,086	1,045,720

30 Yr Pass Thru	2.000	09-01-50	3,469,976	3,620,749

30 Yr Pass Thru	2.000	10-01-50	1,496,997	1,567,563

30 Yr Pass Thru	2.500	07-01-50	903,763	953,100

30 Yr Pass Thru	2.500	08-01-50	3,353,688	3,567,791

30 Yr Pass Thru	2.500	09-01-50	1,494,306	1,577,142

30 Yr Pass Thru	2.500	09-01-50	3,365,740	3,589,553

30 Yr Pass Thru	2.500	10-01-50	1,201,071	1,272,157

30 Yr Pass Thru	2.500	10-01-50	2,986,830	3,140,644

30 Yr Pass Thru	3.000	10-01-49	2,145,249	2,265,391

30 Yr Pass Thru	3.000	11-01-49	1,968,501	2,062,136

30 Yr Pass Thru	3.000	11-01-49	2,078,830	2,195,253

30 Yr Pass Thru	3.500	07-01-43	1,577,176	1,735,115

30 Yr Pass Thru	3.500	03-01-44	726,113	798,826

30 Yr Pass Thru	3.500	01-01-45	3,421,751	3,767,613

30 Yr Pass Thru	3.500	04-01-45	3,191,712	3,479,413

30 Yr Pass Thru	3.500	05-01-48	1,172,268	1,276,471

30 Yr Pass Thru	3.500	10-01-49	1,361,507	1,437,857

30 Yr Pass Thru	4.000	09-01-40	1,538,026	1,705,768

30 Yr Pass Thru	4.000	12-01-40	1,027,359	1,139,088

30 Yr Pass Thru	4.000	09-01-41	1,106,782	1,226,804

30 Yr Pass Thru	4.000	10-01-41	1,124,957	1,252,926

30 Yr Pass Thru	4.000	01-01-42	578,729	644,562

30 Yr Pass Thru	4.000	07-01-42	1,372,122	1,528,207

30 Yr Pass Thru	4.000	11-01-42	2,641,443	2,927,061

30 Yr Pass Thru	4.000	11-01-43	2,416,515	2,703,487

30 Yr Pass Thru	4.000	12-01-43	1,243,142	1,372,512

30 Yr Pass Thru	4.500	08-01-40	1,067,041	1,196,429

30 Yr Pass Thru	4.500	06-01-41	1,947,716	2,177,807

30 Yr Pass Thru	4.500	07-01-41	1,862,630	2,082,670

30 Yr Pass Thru	4.500	11-01-41	316,842	354,766

30 Yr Pass Thru	4.500	02-01-42	1,104,374	1,232,422

30 Yr Pass Thru	4.500	04-01-48	1,400,868	1,541,405

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)

Note	0.375	08-25-25	6,500,000	$6,476,855

Note	0.625	04-22-25	5,000,000	5,054,624

Collateralized mortgage obligations 8.5%				$27,518,173

(Cost $28,703,988)

Commercial and residential 1.2%				3,904,690

Commercial Mortgage Trust (Cantor

Fitzgerald/Deutsche Bank AG)

Series 2012-CR2, Class XA IO	1.785	08-15-45	3,695,310	71,367

JPMorgan Chase Commercial Mortgage

Securities Trust

Series 2012-HSBC, Class XA IO (B)	1.582	07-05-32	4,668,518	88,752

Seasoned Credit Risk Transfer Trust

Series 2018-3, Class MA	3.500	08-25-57	1,822,402	1,974,257

Series 2019-1, Class MA	3.500	07-25-58	1,365,567	1,484,132

Series 2020-2, Class MA	2.000	11-25-59	278,076	286,182

U.S. Government Agency 7.3%				23,613,483

Federal Home Loan Mortgage Corp.

Series 4083, Class PB	3.500	09-15-41	3,184,540	3,404,261

Series 4459, Class CA	5.000	12-15-34	78,550	86,591

Series K017, Class X1 IO	1.433	12-25-21	3,319,342	26,218

Series K018, Class A2	2.789	01-25-22	1,796,433	1,836,926

Series K018, Class X1 IO	1.420	01-25-22	3,029,531	27,505

Series K022, Class X1 IO	1.307	07-25-22	8,481,046	123,317

Series K026, Class X1 IO	1.083	11-25-22	4,132,613	60,662

Series K030, Class X1 IO	0.282	04-25-23	45,795,315	166,164

Series K032, Class A1	3.016	02-25-23	531,499	545,951

Series K038, Class X1 IO	1.272	03-25-24	6,529,996	202,205

Series K048, Class X1 IO	0.363	06-25-25	5,010,026	49,937

Series K050, Class X1 IO	0.451	08-25-25	71,956,394	1,007,138

Series K053, Class X1 IO	1.023	12-25-25	27,576,046	1,089,248

Series K054, Class X1 IO	1.308	01-25-26	21,454,497	1,124,535

Series K715, Class X1 IO	1.250	01-25-21	14,267,735	4,583

Series K716, Class A2	3.130	06-25-21	538,009	542,530

Series K718, Class X1 IO	0.698	01-25-22	19,710,209	80,165

Series K720, Class X1 IO	0.635	08-25-22	62,185,992	334,722

Series K722, Class X1 IO	1.438	03-25-23	25,991,272	579,473

Series K725, Class A1	2.666	05-25-23	1,071,852	1,096,421

Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,093,903

Federal National Mortgage Association

Series 1993-225, Class TK	6.500	12-25-23	74,643	77,791

Series 2013-40, Class DG	2.000	06-25-37	213,837	214,087

Series 2014-44, Class DA	3.000	07-25-36	1,136,566	1,221,027

Series 2014-49, Class CA	3.000	08-25-44	727,761	770,607

Series 2018-M7, Class A1 (C)	3.150	03-25-28	1,816,738	1,997,904

Government National Mortgage Association

10	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

U.S. Government Agency (continued)

Series 2012-114, Class IO	0.702	01-16-53		1,266,853	$39,664

Series 2013-30, Class A	1.500	05-16-42		339,469	340,672

Series 2015-7, Class IO	0.666	01-16-57		12,405,388	478,307

Series 2017-109, Class IO	0.559	04-16-57		2,163,974	90,519

Series 2017-124, Class IO	0.685	01-16-59		2,280,029	120,196

Series 2017-140, Class IO	0.556	02-16-59		1,462,412	71,512

Series 2017-20, Class IO	0.704	12-16-58		3,566,457	172,678

Series 2017-41, Class IO	0.707	07-16-58		2,163,367	108,448

Series 2017-46, Class IO	0.633	11-16-57		2,419,669	119,506

Series 2017-54, Class IO	0.593	12-16-58		14,528,027	734,791

Series 2017-61, Class IO	0.745	05-16-59		1,695,809	97,327

Series 2017-74, Class IO	0.589	09-16-58		1,931,180	81,193

Series 2017-89, Class IO	0.710	07-16-59		3,041,582	191,235

Series 2018-114, Class IO	0.529	04-16-60		2,643,360	153,194

Series 2018-68, Class A	2.850	04-16-50		611,753	633,001

Series 2018-9, Class IO	0.544	01-16-60		1,995,364	101,491

Series 2020-118, Class IO	1.059	06-16-62		3,669,877	320,055

Series 2020-119, Class IO	0.820	08-16-62		1,710,140	135,769

Series 2020-120, Class IO	0.882	05-16-62		3,814,376	316,552

Series 2020-137, Class IO	0.911	09-16-62		2,882,219	247,011

Series 2020-170, Class IO	0.886	11-16-62		3,432,000	296,491

Asset backed securities 1.2%					$3,872,391

(Cost $3,771,930)

Asset backed securities 1.2%					3,872,391

Bravo Mortgage Asset Trust

Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (B)(D)	0.390	07-25-36		137,587	137,048

Citigroup Mortgage Loan Trust, Inc.

Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64		1,338,581	1,414,030

Pennsylvania Higher Education Assistance

Agency

Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	0.345	10-25-36		784,459	765,279

Towd Point Mortgage Trust

Series 2017-1, Class A1 (B)(C)	2.750	10-25-56		82,004	84,034

Series 2017-2, Class A1 (B)(C)	2.750	04-25-57		65,919	67,380

Series 2017-3, Class A1 (B)(C)	2.750	07-25-57		886,654	912,524

Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	0.750	02-25-57		495,361	492,096

		Yield (%)		Shares	Value

Short-term investments 1.0%					$3,444,556

(Cost $3,444,566)

Short-term funds 1.0%					3,444,556

John Hancock Collateral Trust (E)		0.1952	(F)	344,208	3,444,556

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	11

Total investments (Cost $ 314,723,526) 99.8%	$324,984,416

Other assets and liabilities, net 0.2%	513,894

Total net assets 100.0%	$325,498,310

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR	London Interbank Offered Rate

(A)	All or a portion of this security is on loan as of 11-30-20.

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $609,000.

(F)	The rate shown is the annualized seven-day yield as of 11-30-20.

12	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	91	Long	Mar 2021	$20,089,071	$20,097,492	$8,421
5-Year U.S. Treasury Note Futures	61	Long	Mar 2021	7,678,452	7,687,906	9,454
						$17,875

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

At 11-30-20, the aggregate cost of investments for federal income tax purposes was $315,466,489. Net unrealized appreciation aggregated to $9,535,802, of which $12,938,566 related to gross unrealized appreciation and $3,402,764 related to gross unrealized depreciation.

See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $311,278,960) including $596,941 of securities loaned	$321,539,860
Affiliated investments, at value (Cost $3,444,566)	3,444,556
Total investments, at value (Cost $314,723,526)	324,984,416
Receivable for futures variation margin	4,751
Collateral held at broker for futures contracts	128,195
Interest receivable	1,037,620
Receivable for fund shares sold	275,363
Receivable from affiliates	1,284
Other assets	68,726
Total assets	326,500,355
Liabilities
Due to custodian	679
Distributions payable	11,391
Payable for fund shares repurchased	239,590
Payable upon return of securities loaned	609,000
Payable to affiliates
Accounting and legal services fees	12,066
Transfer agent fees	27,987
Distribution and service fees	5,535
Trustees’ fees	267
Other liabilities and accrued expenses	95,530
Total liabilities	1,002,045
Net assets	$325,498,310

Net assets consist of
Paid-in capital	$321,738,023
Total distributable earnings (loss)	3,760,287
Net assets	$325,498,310
Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($256,749,285 ÷ 25,743,989 shares)[1]	$9.97
Class C ($5,706,877 ÷ 572,305 shares)[1]	$9.97
Class I ($15,636,730 ÷ 1,566,604 shares)	$9.98
Class R6 ($47,405,418 ÷ 4,750,136 shares)	$9.98
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.39

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

14	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-20 (unaudited)

Investment income
Interest	$3,013,145
Income distributions received from affiliated investments	5,773
Securities lending	2,043
Total investment income	3,020,961
Expenses
Investment management fees	857,358
Distribution and service fees	357,105
Accounting and legal services fees	31,565
Transfer agent fees	172,756
Trustees’ fees	2,702
Custodian fees	33,741
State registration fees	50,221
Printing and postage	27,269
Professional fees	32,657
Other	12,630
Total expenses	1,578,004
Less expense reductions	(41,699)
Net expenses	1,536,305
Net investment income	1,484,656
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	4,872,487
Affiliated investments	(3,667)
Futures contracts	431
4,869,251
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(7,775,061)
Affiliated investments	190
Futures contracts	(353)
(7,775,224)
Net realized and unrealized loss	(2,905,973)
Decrease in net assets from operations	$(1,421,317)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-20 (unaudited)	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$1,484,656	$3,541,020
Net realized gain	4,869,251	7,760,431
Change in net unrealized appreciation (depreciation)	(7,775,224)	12,473,006
Increase (decrease) in net assets resulting from operations	(1,421,317)	23,774,457
Distributions to shareholders
From earnings
Class A	(1,245,917)	(3,512,369)
Class B1	(165)	(4,516)
Class C	(8,216)	(45,734)
Class I	(130,514)	(135,296)
Class R6	(289,730)	(414,815)
Total distributions	(1,674,542)	(4,112,730)
From fund share transactions	11,369,645	49,557,028
Total increase	8,273,786	69,218,755
Net assets
Beginning of period	317,224,524	248,005,769
End of period	$325,498,310	$317,224,524

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.

16	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

CLASS A SHARES Period ended	11-30-20[1]	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.07	$9.34	$9.08	$9.41	$9.61	$9.64
Net investment income[2]	0.04	0.13	0.18	0.16	0.14	0.15
Net realized and unrealized gain (loss) on investments	(0.09)	0.75	0.31	(0.29)	(0.14)	0.04
Total from investment operations	(0.05)	0.88	0.49	(0.13)	—	0.19
Less distributions
From net investment income	(0.05)	(0.15)	(0.23)	(0.20)	(0.20)	(0.22)
Net asset value, end of period	$9.97	$10.07	$9.34	$9.08	$9.41	$9.61
Total return (%)[3,4]	(0.50)[5]	9.51	5.46	(1.35)	0.02	1.98
Ratios and supplemental data
Net assets, end of period (in millions)	$257	$249	$217	$222	$249	$282
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [6]	1.04	1.03	1.06	1.12	1.10
Expenses including reductions	0.98 [6]	0.98	0.98	0.98	0.98	0.98
Net investment income	0.87 [6]	1.34	2.04	1.69	1.49	1.61
Portfolio turnover (%)	51	166	87	103	63	60

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	17

CLASS C SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.07		$9.34	$9.08	$9.41	$9.61	$9.65
Net investment income[2]	—	[3]	0.05	0.11	0.08	0.07	0.08
Net realized and unrealized gain (loss) on investments	(0.09)		0.75	0.30	(0.28)	(0.14)	0.02
Total from investment operations	(0.09)		0.80	0.41	(0.20)	(0.07)	0.10
Less distributions
From net investment income	(0.01)		(0.07)	(0.15)	(0.13)	(0.13)	(0.14)
Net asset value, end of period	$9.97		$10.07	$9.34	$9.08	$9.41	$9.61
Total return (%)[4,5]	(0.89)[6]		8.64	4.63	(2.12)	(0.76)	1.09
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$9	$6	$8	$13	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76	[7]	1.79	1.78	1.81	1.87	1.85
Expenses including reductions	1.75	[7]	1.78	1.77	1.77	1.77	1.75
Net investment income	0.05	[7]	0.53	1.25	0.88	0.70	0.84
Portfolio turnover (%)	51		166	87	103	63	60

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.

18	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-20[1]	5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$10.07	$9.34	$9.09	$9.42	$9.72
Net investment income[3]	0.05	0.15	0.20	0.16	0.12
Net realized and unrealized gain (loss) on investments	(0.08)	0.75	0.29	(0.27)	(0.26)
Total from investment operations	(0.03)	0.90	0.49	(0.11)	(0.14)
Less distributions
From net investment income	(0.06)	(0.17)	(0.24)	(0.22)	(0.16)
Net asset value, end of period	$9.98	$10.07	$9.34	$9.09	$9.42
Total return (%)[4]	(0.29)[5]	9.73	5.55	(1.13)	(1.46)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$22	$5	$4	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76 [6]	0.79	0.79	0.81	0.85	[6]
Expenses including reductions	0.75 [6]	0.78	0.79	0.77	0.75	[6]
Net investment income	1.07 [6]	1.52	2.24	1.71	1.73	[6]
Portfolio turnover (%)	51	166	87	103	63	[7]

[1]	Six months ended 11-30-20. Unaudited.
[2]	The inception date for Class I shares is 9-9-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	19

CLASS R6 SHARES Period ended	11-30-20[1]	5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$10.07	$9.34	$9.09	$9.45
Net investment income[3]	0.06	0.16	0.21	0.15
Net realized and unrealized gain (loss) on investments	(0.08)	0.75	0.29	(0.33)
Total from investment operations	(0.02)	0.91	0.50	(0.18)
Less distributions
From net investment income	(0.07)	(0.18)	(0.25)	(0.18)
Net asset value, end of period	$9.98	$10.07	$9.34	$9.09
Total return (%)[4]	(0.24)[5]	9.85	5.67	(1.91)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$38	$19	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65 [6]	0.67	0.68	0.71	[6]
Expenses including reductions	0.64 [6]	0.67	0.67	0.67	[6]
Net investment income	1.21 [6]	1.64	2.35	2.20	[6]
Portfolio turnover (%)	51	166	87	103	[7]

[1]	Six months ended 11-30-20. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.

20	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may

SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	21

include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2020, by major security category or type:

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$290,149,296	—	$290,149,296	—
Collateralized mortgage obligations	27,518,173	—	27,518,173	—
Asset backed securities	3,872,391	—	3,872,391	—
Short-term investments	3,444,556	$3,444,556	—	—
Total investments in securities	$324,984,416	$3,444,556	$321,539,860	—
Derivatives:
Assets
Futures	$17,875	$17,875	—	—

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities.

Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through

22	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2020, the fund loaned securities valued at $596,941 and received $609,000 of cash collateral.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and

SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	23

asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended November 30, 2020 were $3,377.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2020, the fund has a short-term capital loss carryforward of $4,056,892 and a long-term capital loss carryforward of $6,902,844 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are

24	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2020, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $27.8 million to $32.8 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2020 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value

Interest rate	Receivable/payable for futures variation margin	Futures[1]	$17,875	—

1	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund’s investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2020:

Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$431

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2020:

Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(353)

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.530% of the first $300 million of the fund’s average daily net assets, (b) 0.450% of the next $700 million of the fund’s average daily net assets, and (c) 0.430% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees and short dividend expense. The fee waiver and/or expense reimbursements will expire on September 30, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

26	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$38,798
Class B	6
Class C	310

Class	Expense reduction
Class I	$853
Class R6	1,732
Total	$41,699

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.50% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

Class B was redesignated during the period. Refer to Note 6 for further details.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $111,317 for the six months ended November 30, 2020. Of this amount, $16,865 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $94,452 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a

1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2020, CDSCs received by the Distributor amounted to $6,949 and $297 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with

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retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$317,184	$152,462
Class B	729	87
Class C	39,192	4,693
Class I	—	12,920
Class R6	—	2,594
Total	$357,105	$172,756

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2020 and for the year ended May 31, 2020 were as follows:

	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class A shares

Sold	3,050,457	$30,617,605	5,497,481	$53,790,964

Distributions reinvested	116,631	1,171,025	337,580	3,261,422

Repurchased	(2,132,435)	(21,396,919)	(4,359,552)	(42,181,569)

Net increase	1,034,653	$10,391,711	1,475,509	$14,870,817

Class B shares

Sold	2,291	$23,224	885	$8,945

Distributions reinvested	15	154	432	4,129

Repurchased	(29,088)	(292,515)	(62,916)	(603,260)

Net decrease	(26,782)	$(269,137)	(61,599)	$(590,186)

Class C shares

Sold	98,898	$994,629	501,933	$4,965,226

Distributions reinvested	799	8,031	4,511	43,499

Repurchased	(386,431)	(3,870,023)	(321,842)	(3,102,667)

Net increase (decrease)	(286,734)	$(2,867,363)	184,602	$1,906,058

28	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class I shares

Sold	594,154	$5,969,095	2,655,974	$26,464,768

Distributions reinvested	12,967	130,383	13,790	135,128

Repurchased	(1,186,201)	(11,891,233)	(1,056,468)	(10,554,687)

Net increase (decrease)	(579,080)	$(5,791,755)	1,613,296	$16,045,209

Class R6 shares

Sold	1,681,939	$16,924,177	2,354,504	$23,363,655

Distributions reinvested	28,842	289,725	42,770	414,796

Repurchased	(728,050)	(7,307,713)	(659,887)	(6,453,321)

Net increase	982,731	$9,906,189	1,737,387	$17,325,130

Total net increase	1,124,788	$11,369,645	4,949,195	$49,557,028

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.

Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$96,785

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $72,052,806 and $30,278,657, respectively, for the six months ended November 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $108,732,664 and $134,448,377, respectively, for the six months ended November 30, 2020.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	344,208	$5,396,628	$115,882,912	$(117,831,507)	$(3,667)	$190	$7,816	—	$3,444,556

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — LIBOR discontinuation risk

LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to

SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	29

be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

Note 10 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 11 — New accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

30	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Government Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

32	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the fund outperformed its peer group median for the one- and ten-year periods and underperformed the peer group median for the three- and five-year periods ended December 31, 2019. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index relative to the one-, three-, five- and ten-year periods and to the peer group median for the three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are in-line with the peer group median and net total expenses for the fund are lower than the peer group median.

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The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

34	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(l)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as

SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	35

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

***

36	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	37

More information

Trustees	Investment advisor
Hassell H. McClellan, Chairperson	John Hancock Investment Management LLC
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†	Subadvisor
Charles L. Bardelis*	Manulife Investment Management (US) LLC
James R. Boyle
Peter S. Burgess*	Portfolio Managers
William H. Cunningham	Jeffrey N. Given, CFA
Grace K. Fey	Howard C. Greene, CFA
Marianne Harrison†
Deborah C. Jackson	Principal distributor
James M. Oates*	John Hancock Investment Management Distributors LLC
Frances G. Rathke*,1
Gregory A. Russo	Custodian
State Street Bank and Trust Company
Officers
Andrew G. Arnott	Transfer agent
President	John Hancock Signature Services, Inc.
Charles A. Rizzo
Chief Financial Officer	Legal counsel
Salvatore Schiavone	K&L Gates LLP
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg[2]
Chief Compliance Officer

* Member of the Audit Committee
† Non-Independent Trustee
[1] Appointed as Independent Trustee effective as of September 15, 2020
[2] Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

38	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

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Not part of the shareholder report

Get your questions answered by using our shareholder resources

ONLINE

∎	Visit jhinvestments.com to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.

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Not part of the shareholder report

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Real Estate Securities

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and

Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ∎ Member FINRA, SIPC

200 Berkeley Street ∎ Boston, MA 02116-5010 ∎ 800-225-5291 ∎ jhinvestments.com

This report is for the information of the shareholders of John Hancock Government Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1438830	56SA 11/20
1/2021

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), most global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Investment Grade Bond Fund

2	Your fund at a glance

3	Portfolio summary

4	A look at performance

6	Your expenses

8	Fund’s investments

34	Financial statements

38	Financial highlights

44	Notes to financial statements

54	Continuation of investment advisory and subadvisory agreements

61	More information

SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2020 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/2020 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-20	as of 11-30-20

Class A	3.44	3.52	3.72	-0.58	18.88	44.11	1.15	1.08

Class C	5.97	3.58	3.52	2.18	19.25	41.40	0.46	0.38

Class I1	7.95	4.62	4.44	3.70	25.34	54.36	1.44	1.37

Class R2[1,2]	7.55	4.24	4.10	3.51	23.10	49.39	1.09	1.01

Class R4[1,2]	7.80	4.49	4.23	3.64	24.56	51.28	1.32	1.15

Class R6[1,2]	8.07	4.73	4.36	3.76	26.02	53.22	1.56	1.48

Index††	7.28	4.34	3.71	1.79	23.66	43.99	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	0.84	1.59	0.59	0.98	0.83	0.48
Net (%)	0.75	1.50	0.50	0.89	0.64	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

††	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Investment Grade Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	11-30-10	14,140	14,140	14,399
Class I1	11-30-10	15,436	15,436	14,399
Class R2[1,2]	11-30-10	14,939	14,939	14,399
Class R4[1,2]	11-30-10	15,128	15,128	14,399
Class R6[1,2]	11-30-10	15,322	15,322	14,399

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]	For certain types of investors, as described in the fund’s prospectus.

[2]

Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[3]	The contingent deferred sales charge is not applicable.

SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,035.70	$3.83	0.75%
	Hypothetical example	1,000.00	1,021.30	3.80	0.75%
Class C	Actual expenses/actual returns	1,000.00	1,031.80	7.64	1.50%
	Hypothetical example	1,000.00	1,017.50	7.59	1.50%
Class I	Actual expenses/actual returns	1,000.00	1,037.00	2.55	0.50%
	Hypothetical example	1,000.00	1,022.60	2.54	0.50%
Class R2	Actual expenses/actual returns	1,000.00	1,035.10	4.39	0.86%
	Hypothetical example	1,000.00	1,020.80	4.36	0.86%
Class R4	Actual expenses/actual returns	1,000.00	1,036.40	3.22	0.63%
	Hypothetical example	1,000.00	1,021.90	3.19	0.63%
Class R6	Actual expenses/actual returns	1,000.00	1,037.60	1.99	0.39%
	Hypothetical example	1,000.00	1,023.10	1.98	0.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

Fund’s investments

AS OF 11-30-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

U.S. Government and Agency obligations 34.7%				$918,865,159

(Cost $889,055,888)

U.S. Government 11.5%				305,145,550

U.S. Treasury

Bond	1.375	08-15-50	49,614,000	47,141,052

Bond	2.250	08-15-49	4,410,000	5,118,356

Bond	2.500	02-15-45	15,045,000	18,161,548

Bond	2.750	11-15-42	80,875,000	101,463,372

Bond	3.000	02-15-47	1,282,000	1,697,348

Bond	3.125	11-15-41	4,288,000	5,679,423

Note	0.125	06-30-22	4,090,000	4,089,361

Note	0.125	08-31-22	23,875,000	23,866,607

Note	0.125	09-30-22	3,960,000	3,958,917

Note	0.125	10-31-22	15,315,000	15,309,018

Note	0.375	11-30-25	28,223,000	28,238,435

Note	0.875	11-15-30	31,036,000	31,108,741

Note	1.625	09-30-26	18,120,000	19,313,372

U.S. Government Agency 23.2%				613,719,609

Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	2.500	08-01-50	8,426,986	8,964,975

30 Yr Pass Thru	3.000	03-01-43	423,990	462,178

30 Yr Pass Thru	3.000	03-01-43	3,342,079	3,612,807

30 Yr Pass Thru	3.000	04-01-43	577,238	624,179

30 Yr Pass Thru	3.000	12-01-45	1,338,062	1,444,362

30 Yr Pass Thru	3.000	10-01-46	1,526,339	1,632,619

30 Yr Pass Thru	3.000	10-01-46	1,136,828	1,217,505

30 Yr Pass Thru	3.000	12-01-46	4,082,752	4,340,596

30 Yr Pass Thru	3.000	12-01-46	1,001,356	1,082,158

30 Yr Pass Thru	3.000	04-01-47	662,965	709,806

30 Yr Pass Thru	3.000	04-01-47	9,162,775	9,653,020

30 Yr Pass Thru	3.000	09-01-49	11,239,232	11,868,674

30 Yr Pass Thru	3.000	10-01-49	7,641,828	8,115,175

30 Yr Pass Thru	3.000	10-01-49	4,288,590	4,528,768

30 Yr Pass Thru	3.000	12-01-49	13,538,172	14,393,670

30 Yr Pass Thru	3.000	12-01-49	16,898,145	17,701,931

30 Yr Pass Thru	3.000	01-01-50	20,509,049	21,805,047

30 Yr Pass Thru	3.000	02-01-50	14,609,688	15,304,620

30 Yr Pass Thru	3.500	02-01-42	1,047,253	1,144,928

30 Yr Pass Thru	3.500	04-01-44	589,481	652,957

30 Yr Pass Thru	3.500	07-01-46	2,034,475	2,186,078

30 Yr Pass Thru	3.500	10-01-46	1,702,746	1,855,637

30 Yr Pass Thru	3.500	11-01-46	1,568,356	1,690,617

30 Yr Pass Thru	3.500	12-01-46	850,730	924,492

8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	3.500	01-01-47	5,785,773	$6,309,124

30 Yr Pass Thru	3.500	02-01-47	1,468,961	1,582,016

30 Yr Pass Thru	3.500	04-01-47	988,390	1,078,413

30 Yr Pass Thru	3.500	11-01-47	2,167,066	2,321,778

30 Yr Pass Thru	3.500	11-01-48	4,821,165	5,248,224

30 Yr Pass Thru	3.500	06-01-49	10,063,912	10,763,507

30 Yr Pass Thru	3.500	12-01-49	5,907,570	6,240,699

30 Yr Pass Thru	3.500	12-01-49	4,387,913	4,646,318

30 Yr Pass Thru	4.000	11-01-43	216,424	239,406

30 Yr Pass Thru	4.000	02-01-44	78,990	87,230

30 Yr Pass Thru	4.000	07-01-45	3,095,075	3,427,606

30 Yr Pass Thru	4.000	03-01-48	1,475,759	1,583,629

30 Yr Pass Thru	4.000	08-01-48	815,276	884,269

30 Yr Pass Thru	4.500	02-01-41	435,863	488,163

30 Yr Pass Thru	4.500	03-01-47	1,572,242	1,731,848

Federal National Mortgage Association 15 Yr Pass Thru	3.000	07-01-27	174,425	183,205

15 Yr Pass Thru	3.500	06-01-34	650,547	697,976

15 Yr Pass Thru	4.000	12-01-24	173,762	184,228

30 Yr Pass Thru	2.000	09-01-50	10,561,918	11,017,542

30 Yr Pass Thru	2.000	09-01-50	21,337,127	22,304,251

30 Yr Pass Thru	2.000	09-01-50	11,160,747	11,663,130

30 Yr Pass Thru	2.000	10-01-50	28,918,111	30,174,629

30 Yr Pass Thru (A)	2.000	10-01-50	24,195,281	25,360,003

30 Yr Pass Thru (A)	2.500	TBA	20,027,000	20,982,969

30 Yr Pass Thru	2.500	09-01-50	22,295,520	23,778,114

30 Yr Pass Thru	2.500	09-01-50	25,926,161	27,650,183

30 Yr Pass Thru	3.000	12-01-42	968,028	1,050,374

30 Yr Pass Thru	3.000	04-01-43	3,076,857	3,293,403

30 Yr Pass Thru	3.000	12-01-45	2,908,918	3,067,283

30 Yr Pass Thru	3.000	08-01-46	1,565,499	1,676,166

30 Yr Pass Thru	3.000	10-01-46	1,850,600	1,978,877

30 Yr Pass Thru	3.000	01-01-47	1,848,324	1,978,407

30 Yr Pass Thru	3.000	02-01-47	1,049,322	1,133,666

30 Yr Pass Thru	3.000	10-01-47	2,243,525	2,401,422

30 Yr Pass Thru	3.000	12-01-47	9,097,104	9,583,835

30 Yr Pass Thru	3.000	11-01-48	2,132,786	2,247,565

30 Yr Pass Thru	3.000	11-01-48	10,113,325	10,559,616

30 Yr Pass Thru	3.000	12-01-48	1,330,710	1,401,909

30 Yr Pass Thru	3.000	09-01-49	9,427,525	9,872,424

30 Yr Pass Thru	3.000	09-01-49	2,702,075	2,916,731

30 Yr Pass Thru	3.000	10-01-49	2,440,488	2,555,659

30 Yr Pass Thru	3.000	10-01-49	4,411,405	4,719,118

30 Yr Pass Thru	3.000	11-01-49	21,134,560	22,318,180

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	3.000	11-01-49	2,567,269	$2,771,216

30 Yr Pass Thru	3.000	11-01-49	2,632,292	2,779,711

30 Yr Pass Thru	3.500	01-01-42	935,468	1,016,868

30 Yr Pass Thru	3.500	06-01-42	1,601,962	1,760,881

30 Yr Pass Thru	3.500	07-01-42	2,504,182	2,765,907

30 Yr Pass Thru	3.500	01-01-43	492,376	533,528

30 Yr Pass Thru	3.500	04-01-43	414,361	451,842

30 Yr Pass Thru	3.500	06-01-43	1,688,194	1,857,250

30 Yr Pass Thru	3.500	07-01-43	277,981	305,818

30 Yr Pass Thru	3.500	03-01-44	2,522,288	2,774,870

30 Yr Pass Thru	3.500	10-01-44	3,179,550	3,470,129

30 Yr Pass Thru	3.500	04-01-45	658,968	718,367

30 Yr Pass Thru	3.500	04-01-45	1,604,494	1,749,123

30 Yr Pass Thru	3.500	07-01-46	2,156,704	2,307,976

30 Yr Pass Thru	3.500	07-01-46	1,029,839	1,110,440

30 Yr Pass Thru	3.500	07-01-47	3,574,931	3,899,410

30 Yr Pass Thru	3.500	11-01-47	3,284,104	3,553,451

30 Yr Pass Thru	3.500	12-01-47	2,064,577	2,217,129

30 Yr Pass Thru	3.500	01-01-48	4,034,012	4,332,086

30 Yr Pass Thru	3.500	03-01-48	1,829,329	2,001,086

30 Yr Pass Thru	3.500	06-01-48	704,767	762,569

30 Yr Pass Thru	3.500	07-01-49	5,117,424	5,397,361

30 Yr Pass Thru	3.500	09-01-49	12,029,264	12,700,830

30 Yr Pass Thru	3.500	10-01-49	6,126,780	6,470,356

30 Yr Pass Thru	3.500	12-01-49	7,385,219	7,799,365

30 Yr Pass Thru	3.500	01-01-50	12,692,232	13,372,253

30 Yr Pass Thru	3.500	03-01-50	8,959,745	9,476,187

30 Yr Pass Thru	3.500	04-01-50	18,154,684	19,445,077

30 Yr Pass Thru	4.000	09-01-40	472,943	524,524

30 Yr Pass Thru	4.000	01-01-41	394,871	437,815

30 Yr Pass Thru	4.000	09-01-41	643,242	712,997

30 Yr Pass Thru	4.000	09-01-41	2,016,960	2,260,265

30 Yr Pass Thru	4.000	10-01-41	27,449	30,571

30 Yr Pass Thru	4.000	11-01-41	975,059	1,080,492

30 Yr Pass Thru	4.000	01-01-42	283,905	316,200

30 Yr Pass Thru	4.000	01-01-42	363,557	402,869

30 Yr Pass Thru	4.000	03-01-42	1,954,428	2,165,148

30 Yr Pass Thru	4.000	05-01-43	2,080,661	2,304,991

30 Yr Pass Thru	4.000	09-01-43	1,514,581	1,717,163

30 Yr Pass Thru	4.000	10-01-43	1,211,581	1,347,132

30 Yr Pass Thru	4.000	12-01-43	1,675,556	1,849,926

30 Yr Pass Thru	4.000	01-01-44	311,449	351,160

30 Yr Pass Thru	4.000	02-01-46	1,131,949	1,234,891

30 Yr Pass Thru	4.000	06-01-46	859,313	934,239

10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	4.000	07-01-46	2,103,399	$2,286,799

30 Yr Pass Thru	4.000	03-01-47	3,173,460	3,463,053

30 Yr Pass Thru	4.000	05-01-47	2,069,009	2,257,815

30 Yr Pass Thru	4.000	12-01-47	921,240	1,004,156

30 Yr Pass Thru	4.000	04-01-48	3,124,868	3,405,144

30 Yr Pass Thru	4.000	06-01-48	2,485,197	2,663,832

30 Yr Pass Thru	4.000	10-01-48	1,569,046	1,709,777

30 Yr Pass Thru	4.000	07-01-49	2,674,633	2,900,317

30 Yr Pass Thru	4.000	09-01-49	7,604,636	8,163,135

30 Yr Pass Thru	4.500	08-01-40	832,467	933,411

30 Yr Pass Thru	4.500	08-01-40	403,790	452,753

30 Yr Pass Thru	4.500	12-01-40	295,401	330,760

30 Yr Pass Thru	4.500	05-01-41	327,891	367,650

30 Yr Pass Thru	4.500	05-01-41	491,445	549,502

30 Yr Pass Thru	4.500	06-01-41	537,301	600,774

30 Yr Pass Thru	4.500	07-01-41	316,647	354,054

30 Yr Pass Thru	4.500	11-01-41	79,041	88,502

30 Yr Pass Thru	4.500	12-01-41	1,720,892	1,922,574

30 Yr Pass Thru	4.500	05-01-42	758,500	848,104

30 Yr Pass Thru	4.500	04-01-48	1,231,803	1,355,379

30 Yr Pass Thru	4.500	07-01-48	3,033,803	3,290,755

Foreign government obligations 0.4%				$10,299,968
(Cost $9,242,145)

Qatar 0.2%				5,325,251
State of Qatar Bond (B)	3.375	03-14-24	2,246,000	2,425,680

Bond (B)	5.103	04-23-48	2,030,000	2,899,571

Saudi Arabia 0.2%				4,974,717
Kingdom of Saudi Arabia Bond (B)	4.375	04-16-29	4,212,000	4,974,717

Corporate bonds 42.2%				$1,115,733,099
(Cost $1,049,654,433)

Communication services 4.0%				104,739,736
Diversified telecommunication services 1.3%

AT&T, Inc.	2.300	06-01-27	2,048,000	2,170,546

AT&T, Inc.	3.100	02-01-43	3,425,000	3,502,858

AT&T, Inc.	3.650	06-01-51	982,000	1,037,053

AT&T, Inc.	3.800	02-15-27	2,767,000	3,167,535

Level 3 Financing, Inc. (B)	3.400	03-01-27	2,563,000	2,765,682

Verizon Communications, Inc.	2.650	11-20-40	5,097,000	5,241,273

Verizon Communications, Inc.	3.000	03-22-27	532,000	590,741

Verizon Communications, Inc.	4.329	09-21-28	5,868,000	7,118,568

Verizon Communications, Inc.	4.400	11-01-34	2,165,000	2,733,947

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value

Communication services (continued)
Diversified telecommunication services (continued)

Verizon Communications, Inc.	4.862	08-21-46	4,626,000	$6,356,787
Entertainment 0.1%

Activision Blizzard, Inc.	3.400	09-15-26	1,126,000	1,275,214
Media 1.8%

Charter Communications Operating LLC	4.200	03-15-28	4,747,000	5,450,843

Charter Communications Operating LLC	4.800	03-01-50	5,293,000	6,344,095

Charter Communications Operating LLC	5.750	04-01-48	4,985,000	6,601,648

Charter Communications Operating LLC	6.484	10-23-45	4,581,000	6,531,754

Comcast Corp.	3.999	11-01-49	552,000	703,835

Comcast Corp.	4.049	11-01-52	3,820,000	4,907,437

Comcast Corp.	4.150	10-15-28	11,232,000	13,515,721

Cox Communications, Inc. (B)	1.800	10-01-30	1,637,000	1,641,822

Cox Communications, Inc. (B)	2.950	10-01-50	2,253,000	2,323,429
Wireless telecommunication services 0.8%

T-Mobile USA, Inc. (B)	2.050	02-15-28	4,403,000	4,530,115

T-Mobile USA, Inc. (B)	2.550	02-15-31	1,258,000	1,313,289

T-Mobile USA, Inc. (B)	3.300	02-15-51	4,110,000	4,306,910

T-Mobile USA, Inc. (B)	3.750	04-15-27	1,868,000	2,114,763

T-Mobile USA, Inc. (B)	3.875	04-15-30	4,290,000	4,920,158

T-Mobile USA, Inc. (B)	4.500	04-15-50	2,860,000	3,573,713

Consumer discretionary 3.1%				82,985,597
Auto components 0.0%

Magna International, Inc.	2.450	06-15-30	872,000	935,251
Automobiles 0.7%

Daimler Finance North America LLC (B)	2.700	06-14-24	2,080,000	2,218,897

Daimler Finance North America LLC (B)	3.500	08-03-25	1,435,000	1,590,080

General Motors Financial Company, Inc.	3.600	06-21-30	6,424,000	7,165,677

General Motors Financial Company, Inc.	4.300	07-13-25	3,231,000	3,613,318

Hyundai Capital America (B)	1.800	10-15-25	1,326,000	1,343,701

Hyundai Capital America (B)	2.375	10-15-27	1,326,000	1,367,289

Nissan Motor Acceptance Corp. (B)	3.450	03-15-23	1,805,000	1,875,955
Hotels, restaurants and leisure 0.4%

Choice Hotels International, Inc.	3.700	12-01-29	2,479,000	2,672,312

Choice Hotels International, Inc.	3.700	01-15-31	1,389,000	1,527,094

Resorts World Las Vegas LLC (B)	4.625	04-16-29	2,340,000	2,282,444

Starbucks Corp.	2.250	03-12-30	3,515,000	3,683,122
Internet and direct marketing retail 1.3%

Amazon.com, Inc.	3.150	08-22-27	5,861,000	6,659,849

Amazon.com, Inc.	4.050	08-22-47	3,193,000	4,269,081

Booking Holdings, Inc.	4.625	04-13-30	1,438,000	1,766,038

eBay, Inc.	2.700	03-11-30	4,200,000	4,488,166

12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Consumer discretionary (continued)

Internet and direct marketing retail (continued)

Expedia Group, Inc.	3.250	02-15-30	3,372,000	$3,417,500

Expedia Group, Inc.	3.800	02-15-28	5,090,000	5,340,761

Expedia Group, Inc.	5.000	02-15-26	4,781,000	5,220,166

Prosus NV (B)	4.850	07-06-27	775,000	890,740

Prosus NV (B)	5.500	07-21-25	2,310,000	2,656,500

Multiline retail 0.4%

Dollar General Corp.	3.500	04-03-30	2,064,000	2,373,099

Dollar Tree, Inc.	4.200	05-15-28	5,802,000	6,880,989

Specialty retail 0.3%

AutoNation, Inc.	4.750	06-01-30	1,394,000	1,675,843

The TJX Companies, Inc.	3.875	04-15-30	3,716,000	4,448,701

Tractor Supply Company	1.750	11-01-30	2,632,000	2,623,024

Consumer staples 0.5%				13,961,388

Beverages 0.3%

Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	3,003,000	3,824,172

Coca-Cola Femsa SAB de CV	2.750	01-22-30	1,571,000	1,698,235

Constellation Brands, Inc.	2.875	05-01-30	900,000	985,984

Keurig Dr. Pepper, Inc.	3.200	05-01-30	1,460,000	1,651,568

Food and staples retailing 0.1%

The Kroger Company	2.200	05-01-30	1,463,000	1,545,157

Food products 0.0%

Cargill, Inc. (B)	2.125	04-23-30	1,167,000	1,241,618

Household products 0.1%

The Clorox Company	1.800	05-15-30	2,931,000	3,014,654

Energy 3.0%				79,221,952

Oil, gas and consumable fuels 3.0%

Aker BP ASA (B)	2.875	01-15-26	1,818,000	1,820,742

Aker BP ASA (B)	3.000	01-15-25	1,777,000	1,806,825

Aker BP ASA (B)	4.000	01-15-31	3,642,000	3,675,981

Cimarex Energy Company	4.375	06-01-24	1,820,000	1,964,344

Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	1,455,000	1,637,423

Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	2,638,000	2,677,570

Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,719,000	2,960,488

Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	2,926,000	3,131,419

Energy Transfer Operating LP	4.200	04-15-27	1,038,000	1,124,611

Energy Transfer Operating LP	4.250	03-15-23	2,877,000	3,028,085

Energy Transfer Operating LP	5.150	03-15-45	2,798,000	2,897,413

Energy Transfer Operating LP	5.875	01-15-24	2,627,000	2,915,844

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value

Energy (continued)

Oil, gas and consumable fuels (continued)

Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	4,765,000	$4,697,621

Husky Energy, Inc.	3.950	04-15-22	1,010,000	1,037,944

Kinder Morgan Energy Partners LP	7.750	03-15-32	1,790,000	2,471,832

Midwest Connector Capital Company LLC (B)	3.900	04-01-24	3,081,000	3,126,828

MPLX LP	4.000	03-15-28	1,928,000	2,176,261

MPLX LP	4.125	03-01-27	638,000	719,465

MPLX LP	4.250	12-01-27	1,398,000	1,588,233
MPLX LP	5.250	01-15-25	992,000	1,019,247

ONEOK Partners LP	4.900	03-15-25	1,073,000	1,186,705
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,969,000	2,217,457

Sabine Pass Liquefaction LLC	5.000	03-15-27	2,367,000	2,739,795

Sabine Pass Liquefaction LLC	5.875	06-30-26	4,359,000	5,226,833

Saudi Arabian Oil Company (B)	2.875	04-16-24	4,104,000	4,335,533

Sunoco Logistics Partners Operations LP	3.900	07-15-26	3,230,000	3,462,129

Sunoco Logistics Partners Operations LP	5.400	10-01-47	1,914,000	2,038,288

The Williams Companies, Inc.	3.750	06-15-27	2,715,000	3,048,544

The Williams Companies, Inc.	4.550	06-24-24	5,760,000	6,470,496

TransCanada PipeLines, Ltd.	4.250	05-15-28	1,720,000	2,017,996

Financials 12.2%				322,736,078

Banks 7.6%

Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(C)	6.750	06-15-26	1,655,000	1,911,707

Banco Santander SA	4.379	04-12-28	2,145,000	2,489,126

Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	3,913,000	4,166,995

Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%)	2.831	10-24-51	2,569,000	2,695,515

Bank of America Corp.	3.248	10-21-27	4,280,000	4,758,186

Bank of America Corp.	3.950	04-21-25	4,185,000	4,693,251

Bank of America Corp.	4.200	08-26-24	1,788,000	2,000,430

Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	5,886,000	6,995,116

Bank of America Corp.	4.450	03-03-26	4,671,000	5,451,309

Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (C)	6.300	03-10-26	5,341,000	6,136,326

Barclays Bank PLC (B)	10.179	06-12-21	650,000	681,048

Barclays PLC	4.375	01-12-26	2,621,000	2,991,814

BPCE SA (B)	4.500	03-15-25	2,385,000	2,687,503

BPCE SA (B)	5.700	10-22-23	2,665,000	3,005,357

14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Financials (continued)

Banks (continued)

Citigroup, Inc.	3.200	10-21-26	4,404,000	$4,885,603

Citigroup, Inc.	4.600	03-09-26	4,942,000	5,782,954

Citigroup, Inc.	5.500	09-13-25	1,530,000	1,841,597

Citizens Financial Group, Inc.	3.250	04-30-30	4,099,000	4,596,225

Credit Agricole SA (B)	3.250	01-14-30	4,198,000	4,578,282

Discover Bank	2.450	09-12-24	2,919,000	3,084,903

HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	4,806,000	5,176,018

HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (C)(D)	6.375	03-30-25	637,000	693,534

HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (C)	6.875	06-01-21	2,440,000	2,482,700

ING Bank NV (B)	5.800	09-25-23	224,000	253,449

JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	4,053,000	4,332,697

JPMorgan Chase & Co.	2.950	10-01-26	4,845,000	5,346,368

JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	3,734,000	4,062,399

JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	3,830,000	4,379,727

JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)	4.600	02-01-25	3,204,000	3,272,085

JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	4,395,000	4,908,586

Lloyds Banking Group PLC	4.450	05-08-25	5,719,000	6,540,337

M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	2,101,000	2,253,323

Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) (D)	3.754	11-01-29	1,909,000	2,021,314

Natwest Group PLC	3.875	09-12-23	3,467,000	3,756,341

Regions Financial Corp.	2.250	05-18-25	7,270,000	7,692,499

Santander Holdings USA, Inc.	3.244	10-05-26	5,935,000	6,429,133

Santander Holdings USA, Inc.	3.400	01-18-23	2,354,000	2,474,032

Santander Holdings USA, Inc.	3.450	06-02-25	5,409,000	5,856,930

Santander Holdings USA, Inc.	3.500	06-07-24	5,272,000	5,691,901

Santander Holdings USA, Inc.	4.400	07-13-27	1,137,000	1,288,439

Santander UK Group Holdings PLC (B)	4.750	09-15-25	1,699,000	1,914,390

The PNC Financial Services Group, Inc.	3.150	05-19-27	708,000	796,186

The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	1,945,000	2,008,213

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value

Financials (continued)

Banks (continued)

The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (C)	6.750	08-01-21	3,307,000	$3,408,525

Truist Financial Corp.	4.000	05-01-25	3,117,000	3,534,954

Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	4,967,000	5,199,178

Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	6,448,000	6,818,844

Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	2,991,000	3,254,425

Wells Fargo & Company	3.550	09-29-25	6,025,000	6,727,147

Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	6,641,000	7,271,829

Zions Bancorp NA	3.250	10-29-29	5,610,000	5,761,508

Capital markets 1.7%

Ameriprise Financial, Inc.	3.000	04-02-25	2,652,000	2,889,075

Ares Capital Corp.	3.875	01-15-26	2,843,000	2,987,017

Ares Capital Corp.	4.200	06-10-24	2,357,000	2,507,181

Cantor Fitzgerald LP (B)	4.875	05-01-24	3,670,000	4,068,198

Credit Suisse Group AG (B)	3.574	01-09-23	869,000	896,869

Lazard Group LLC	4.375	03-11-29	1,640,000	1,907,588

Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,099,000	2,274,963

Macquarie Bank, Ltd. (B)	4.875	06-10-25	3,310,000	3,734,093

Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,385,000	7,789,031

Morgan Stanley	3.875	01-27-26	2,377,000	2,717,599

Raymond James Financial, Inc.	4.650	04-01-30	1,012,000	1,243,863

Stifel Financial Corp.	4.250	07-18-24	2,205,000	2,479,196

SVB Financial Group	3.125	06-05-30	2,248,000	2,522,178

The Goldman Sachs Group, Inc.	3.850	01-26-27	6,026,000	6,885,737

Consumer finance 0.4%

Capital One Financial Corp.	3.900	01-29-24	3,233,000	3,544,300

Discover Financial Services	3.950	11-06-24	4,361,000	4,832,970

Discover Financial Services	4.100	02-09-27	1,385,000	1,578,010

Diversified financial services 0.7%

GE Capital International Funding Company Unlimited Company	4.418	11-15-35	4,350,000	5,017,155

Jefferies Financial Group, Inc.	5.500	10-18-23	1,835,000	2,023,557

Jefferies Group LLC	4.150	01-23-30	2,940,000	3,447,026

Jefferies Group LLC	4.850	01-15-27	3,752,000	4,374,375

Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	3,966,000	4,215,065

16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Financials (continued)

Insurance 1.8%

Athene Holding, Ltd.	3.500	01-15-31	4,789,000	$5,062,837

AXA SA	8.600	12-15-30	1,150,000	1,778,736

Brighthouse Financial, Inc.	3.700	06-22-27	2,803,000	3,048,183

CNA Financial Corp. (D)	2.050	08-15-30	1,283,000	1,314,056

CNO Financial Group, Inc.	5.250	05-30-29	2,982,000	3,575,174

Liberty Mutual Group, Inc. (B)	3.951	10-15-50	65,000	78,203

MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,696,000	3,435,101

MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)	9.250	04-08-38	1,649,000	2,512,439

New York Life Insurance Company (B)	3.750	05-15-50	1,834,000	2,167,886

Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (B)	5.100	10-16-44	2,322,000	2,594,835

Ohio National Financial Services, Inc. (B)	5.550	01-24-30	1,240,000	1,240,350

Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) (D)	3.700	10-01-50	8,159,000	8,505,758

Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	5,978,000	6,398,327

Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	3,081,000	3,799,133

USAA Capital Corp. (B)	2.125	05-01-30	1,000,000	1,054,216

Thrifts and mortgage finance 0.0%

Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)	3.622	04-26-23	1,150,000	1,195,540

Health care 3.2%				83,738,882

Biotechnology 0.7%

AbbVie, Inc.	3.200	11-21-29	6,192,000	7,020,615

AbbVie, Inc.	4.250	11-21-49	1,957,000	2,473,331

Gilead Sciences, Inc.	2.800	10-01-50	3,402,000	3,417,349

Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	4,590,000	5,126,563

Health care providers and services 2.3%

AmerisourceBergen Corp.	2.800	05-15-30	3,097,000	3,358,216

AmerisourceBergen Corp.	3.450	12-15-27	2,805,000	3,201,266

Anthem, Inc.	2.250	05-15-30	1,151,000	1,204,984

Cottage Health Obligated Group	3.304	11-01-49	3,659,000	4,089,717

CVS Health Corp.	2.700	08-21-40	2,426,000	2,452,032

CVS Health Corp.	3.000	08-15-26	327,000	360,135

CVS Health Corp.	3.750	04-01-30	2,688,000	3,108,375

CVS Health Corp.	4.300	03-25-28	3,513,000	4,131,538

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value

Health care (continued)

Health care providers and services (continued)

CVS Health Corp.	5.050	03-25-48	3,760,000	$5,079,972

Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	4,745,000	4,798,843

Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	4,350,000	4,856,266

HCA, Inc.	4.125	06-15-29	4,622,000	5,338,022

HCA, Inc.	5.250	04-15-25	2,718,000	3,170,797

HCA, Inc.	5.250	06-15-26	1,240,000	1,463,168

Partners Healthcare System, Inc.	3.192	07-01-49	5,175,000	5,531,816

Premier Health Partners	2.911	11-15-26	1,567,000	1,557,331

Stanford Health Care	3.310	08-15-30	904,000	1,026,949

Universal Health Services, Inc. (B)	2.650	10-15-30	1,679,000	1,729,664

Universal Health Services, Inc. (B)	5.000	06-01-26	3,084,000	3,199,650

Pharmaceuticals 0.2%

Royalty Pharma PLC (B)	1.750	09-02-27	1,318,000	1,344,592

Viatris, Inc. (B)	2.300	06-22-27	1,479,000	1,557,617

Viatris, Inc. (B)	2.700	06-22-30	2,961,000	3,140,074

Industrials 4.8%				126,895,517

Aerospace and defense 0.9%

BAE Systems PLC (B)	1.900	02-15-31	3,378,000	3,400,841

Huntington Ingalls Industries, Inc. (B)	3.844	05-01-25	744,000	827,992

Huntington Ingalls Industries, Inc. (B)	4.200	05-01-30	2,954,000	3,502,561

The Boeing Company	3.200	03-01-29	8,520,000	8,723,769

The Boeing Company	5.040	05-01-27	3,723,000	4,264,337

The Boeing Company	5.805	05-01-50	1,999,000	2,640,847

Airlines 1.8%

Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	642,825	604,898

Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	804,233	685,525

Alaska Airlines 2020-1 Class B Pass Through Trust (B)(D)	8.000	08-15-25	3,764,000	3,979,983

American Airlines 2013-1 Class A Pass Through Trust	4.000	07-15-25	787,151	626,816

American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	1,977,277	1,705,006

American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	561,197	384,915

American Airlines 2016-1 Class A Pass Through Trust (D)	4.100	01-15-28	2,117,295	1,739,424

American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,566,130	1,538,167

American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,185,113	956,442

18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Industrials (continued)

Airlines (continued)

American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,295,638	$2,238,247

American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	646,791	528,254

American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,095,538	917,736

American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,406,342	1,314,930

British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	2,221,478	2,157,272

British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,779,181	1,547,181

British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	1,585,000	1,663,505

Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	469,492	461,294

Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	615,680	613,671

Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,205,499

Delta Air Lines, Inc.	3.800	04-19-23	1,756,000	1,778,160

Delta Air Lines, Inc.	4.375	04-19-28	3,173,000	3,108,299

Delta Air Lines, Inc. (B)	4.500	10-20-25	689,000	727,358

JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,792,927	1,786,765

United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,924,511	1,876,904

United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,750,746	1,544,822

United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	2,072,365	1,775,603

United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	461,146	406,907

United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,455,535	1,318,478

United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,044,000	5,348,658

US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	409,889	377,521

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	465,097	433,451

Building products 0.5%

Carrier Global Corp. (B)	2.242	02-15-25	3,494,000	3,668,523

Carrier Global Corp. (B)	2.493	02-15-27	1,208,000	1,288,528

Johnson Controls International PLC	1.750	09-15-30	1,861,000	1,905,704

Lennox International, Inc.	1.350	08-01-25	1,673,000	1,698,426

Masco Corp.	2.000	10-01-30	2,263,000	2,296,412

Owens Corning	3.950	08-15-29	2,425,000	2,772,611

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value

Industrials (continued)

Industrial conglomerates 0.4%

General Electric Company	4.250	05-01-40	3,717,000	$4,223,337

General Electric Company	5.550	01-05-26	4,790,000	5,726,129

Machinery 0.3%

CNH Industrial Capital LLC	1.875	01-15-26	5,781,000	5,926,100

CNH Industrial Capital LLC	1.950	07-02-23	2,369,000	2,422,701

Professional services 0.4%

CoStar Group, Inc. (B)	2.800	07-15-30	3,689,000	3,865,206

IHS Markit, Ltd. (B)	4.000	03-01-26	2,115,000	2,418,862

IHS Markit, Ltd. (B)	4.750	02-15-25	1,117,000	1,282,897

IHS Markit, Ltd.	4.750	08-01-28	1,814,000	2,191,602

Road and rail 0.0%

Canadian Pacific Railway Company	2.050	03-05-30	1,718,000	1,794,067

Trading companies and distributors 0.5%

AerCap Ireland Capital DAC	2.875	08-14-24	3,100,000	3,172,123

Air Lease Corp.	2.875	01-15-26	1,564,000	1,619,188

Air Lease Corp.	3.625	12-01-27	1,188,000	1,252,558

Aircastle, Ltd.	5.500	02-15-22	786,000	810,565

Ashtead Capital, Inc. (B)	4.250	11-01-29	650,000	705,250

Ashtead Capital, Inc. (B)	4.375	08-15-27	1,500,000	1,578,915

Ashtead Capital, Inc. (B)	5.250	08-01-26	3,370,000	3,563,775

Information technology 5.5%				145,735,561

Communications equipment 0.4%

Motorola Solutions, Inc.	2.300	11-15-30	3,342,000	3,392,810

Motorola Solutions, Inc.	4.600	02-23-28	4,689,000	5,552,196

Motorola Solutions, Inc.	4.600	05-23-29	731,000	869,602

Electronic equipment, instruments and components 0.2%

Jabil, Inc.	3.600	01-15-30	5,339,000	5,894,161

IT services 0.3%

PayPal Holdings, Inc.	2.850	10-01-29	4,696,000	5,220,972

Visa, Inc.	2.700	04-15-40	1,744,000	1,932,613

Semiconductors and semiconductor equipment 3.0%

Applied Materials, Inc.	2.750	06-01-50	1,676,000	1,828,732

Broadcom Corp.	3.125	01-15-25	2,202,000	2,372,680

Broadcom, Inc.	4.700	04-15-25	3,627,000	4,151,072

Broadcom, Inc.	4.750	04-15-29	11,604,000	13,812,860

Broadcom, Inc.	5.000	04-15-30	4,426,000	5,354,731

KLA Corp.	4.100	03-15-29	2,655,000	3,190,173

Lam Research Corp.	3.750	03-15-26	1,383,000	1,580,342

Lam Research Corp.	4.000	03-15-29	4,661,000	5,589,736

Lam Research Corp.	4.875	03-15-49	2,523,000	3,644,768

Marvell Technology Group, Ltd.	4.875	06-22-28	3,170,000	3,752,546

20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Information technology (continued)

Semiconductors and semiconductor equipment (continued)

Microchip Technology, Inc.	4.333	06-01-23	6,520,000	$7,058,027

Micron Technology, Inc.	4.185	02-15-27	7,610,000	8,786,436

Micron Technology, Inc.	4.975	02-06-26	1,400,000	1,643,711

Micron Technology, Inc.	5.327	02-06-29	6,282,000	7,689,315

NVIDIA Corp.	2.850	04-01-30	3,032,000	3,398,213

NXP BV (B)	3.400	05-01-30	1,117,000	1,258,421

NXP BV (B)	3.875	06-18-26	2,666,000	3,020,986

NXP BV (B)	4.875	03-01-24	1,983,000	2,236,104

Software 0.6%

Autodesk, Inc.	2.850	01-15-30	862,000	951,981

Infor, Inc. (B)	1.450	07-15-23	1,108,000	1,124,976

Microsoft Corp.	2.525	06-01-50	2,359,000	2,526,329

Oracle Corp.	2.950	04-01-30	6,123,000	6,869,937

ServiceNow, Inc.	1.400	09-01-30	3,156,000	3,071,476

VMware, Inc.	4.500	05-15-25	2,281,000	2,590,984

Technology hardware, storage and peripherals 1.0%

Dell International LLC (B)	4.900	10-01-26	3,484,000	4,068,814

Dell International LLC (B)	5.300	10-01-29	3,763,000	4,545,742

Dell International LLC (B)	5.850	07-15-25	1,015,000	1,207,781

Dell International LLC (B)	8.350	07-15-46	2,472,000	3,588,565

Hewlett Packard Enterprise Company	4.900	10-15-25	3,609,000	4,193,959

Seagate HDD Cayman (B)	4.091	06-01-29	3,566,000	3,941,585

Seagate HDD Cayman (B)	4.125	01-15-31	3,390,000	3,822,225

Materials 1.8%				47,556,418

Chemicals 0.8%

Albemarle Wodgina Pty, Ltd.	3.450	11-15-29	2,340,000	2,393,036

Ecolab, Inc.	1.300	01-30-31	4,124,000	4,101,332

Ecolab, Inc.	4.800	03-24-30	1,832,000	2,342,836

Nutrition & Biosciences, Inc. (B)	1.832	10-15-27	982,000	1,003,093

Nutrition & Biosciences, Inc. (B)	2.300	11-01-30	1,963,000	2,018,104

Orbia Advance Corp. SAB de CV (B)	5.500	01-15-48	1,820,000	2,133,440

Syngenta Finance NV (B)	4.441	04-24-23	2,952,000	3,114,503

Syngenta Finance NV (B)	5.676	04-24-48	1,145,000	1,209,372

The Sherwin-Williams Company	2.300	05-15-30	2,597,000	2,736,272

Construction materials 0.1%

Vulcan Materials Company	3.500	06-01-30	2,330,000	2,662,354

Containers and packaging 0.3%

Colonial Enterprises, Inc. (B)	3.250	05-15-30	6,953,000	7,780,401

Metals and mining 0.2%

Anglo American Capital PLC (B)	4.750	04-10-27	2,495,000	2,916,441

Newmont Corp.	2.800	10-01-29	1,418,000	1,553,450

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value

Materials (continued)

Metals and mining (continued)

Steel Dynamics, Inc.	3.250	01-15-31	430,000	$478,051

Paper and forest products 0.4%

Georgia-Pacific LLC (B)	1.750	09-30-25	3,016,000	3,140,139

Georgia-Pacific LLC (B)	2.300	04-30-30	6,759,000	7,219,897

Inversiones CMPC SA (B)	3.850	01-13-30	683,000	753,697

Real estate 2.2%				57,147,339

Equity real estate investment trusts 2.2%

American Homes 4 Rent LP	4.250	02-15-28	2,742,000	3,148,974

American Tower Corp.	2.400	03-15-25	1,931,000	2,052,301

American Tower Corp.	2.950	01-15-25	2,094,000	2,268,174

American Tower Corp.	3.550	07-15-27	4,747,000	5,343,928

American Tower Corp.	3.800	08-15-29	1,730,000	1,998,645

Crown Castle International Corp.	2.250	01-15-31	4,330,000	4,481,508

Crown Castle International Corp.	3.300	07-01-30	902,000	1,006,622

Crown Castle International Corp.	3.650	09-01-27	3,868,000	4,374,966

Crown Castle International Corp.	4.150	07-01-50	1,142,000	1,359,389

CyrusOne LP	2.150	11-01-30	1,253,000	1,229,381

CyrusOne LP	3.450	11-15-29	2,626,000	2,831,406

Equinix, Inc.	1.550	03-15-28	3,173,000	3,198,466

Equinix, Inc. (D)	1.800	07-15-27	925,000	948,457

Equinix, Inc.	3.200	11-18-29	4,230,000	4,669,529

GLP Capital LP	3.350	09-01-24	575,000	590,295

GLP Capital LP	5.375	04-15-26	2,579,000	2,915,637

Prologis LP	1.250	10-15-30	1,801,000	1,774,355

SBA Tower Trust (B)	2.328	01-15-28	6,630,000	6,694,290

SBA Tower Trust (B)	2.836	01-15-25	1,559,000	1,655,511

SBA Tower Trust (B)	3.722	04-11-23	2,230,000	2,289,329

Ventas Realty LP	3.500	02-01-25	2,101,000	2,316,176

Utilities 1.9%				51,014,631

Electric utilities 1.2%

ABY Transmision Sur SA (B)	6.875	04-30-43	1,791,866	2,392,141

Emera US Finance LP	3.550	06-15-26	1,526,000	1,704,693

Engie Energia Chile SA (B)	3.400	01-28-30	2,750,000	2,965,903

Eversource Energy	1.650	08-15-30	1,597,000	1,594,898

Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	558,905

NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	4,980,000	5,676,642

NRG Energy, Inc. (B)	2.450	12-02-27	2,593,000	2,658,777

NRG Energy, Inc. (B)	3.750	06-15-24	1,740,000	1,867,933

Vistra Operations Company LLC (B)	3.550	07-15-24	4,086,000	4,396,274

Vistra Operations Company LLC (B)	3.700	01-30-27	3,835,000	4,202,259

Vistra Operations Company LLC (B)	4.300	07-15-29	3,610,000	4,040,958

22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Utilities (continued)

Gas utilities 0.1%

Infraestructura Energetica Nova SAB de CV (B)	4.750	01-15-51	3,836,000	$3,732,428

Independent power and renewable electricity producers 0.1%

AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,898,000	2,049,840

Multi-utilities 0.5%

Dominion Energy, Inc.	3.375	04-01-30	1,859,000	2,125,599

NiSource, Inc.	1.700	02-15-31	9,529,000	9,499,865

NiSource, Inc.	3.600	05-01-30	1,338,000	1,547,516

Municipal bonds 1.9%				$50,361,525

(Cost $49,019,888) Central Plains Energy Project (Nebraska)	4.000	12-01-49	2,040,000	2,354,833

Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	1,284,000	1,349,933

Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,055,000	5,113,335

Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,753,295

New Jersey Transportation Trust Fund Authority	4.081	06-15-39	2,688,000	2,715,848

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	155,000	153,428

Ohio Air Quality Development Authority	2.100	10-01-28	4,460,000	4,642,459

Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,443,444

Port Authority of New York & New Jersey	1.086	07-01-23	6,407,000	6,480,168

Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	4,630,000	4,959,332

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	4,244,000	4,362,959

Tennergy Corp.	5.000	02-01-50	3,670,000	4,271,990

University of California	1.316	05-15-27	4,875,000	4,925,846

University of Virginia	2.256	09-01-50	5,898,000	5,834,655

Collateralized mortgage obligations 7.3%				$194,364,924

(Cost $195,155,087)

Commercial and residential 4.9%				130,974,527

AOA Mortgage Trust Series 2015-1177, Class C (B)(E)	3.110	12-13-29	1,136,000	1,131,597

Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(E)	3.763	04-25-48	1,281,092	1,299,263

Series 2019-2, Class A1 (B)(E)	3.347	04-25-49	1,084,154	1,119,097

Series 2019-3, Class A1 (B)(E)	2.962	10-25-48	1,454,865	1,498,768

BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,301,873

Series 2015-200P, Class C (B)(E)	3.716	04-14-33	741,000	792,220

Series 2019-BPR, Class DNM (B)(E)	3.843	11-05-32	995,000	839,965

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value

Commercial and residential (continued)

BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	949,000	$998,714

BBCMS Trust Series 2015-MSQ, Class D (B)(E)	4.123	09-15-32	640,000	650,832

Series 2015-SRCH, Class D (B)(E)	5.122	08-10-35	947,000	1,023,067

Benchmark Mortgage Trust Series 2018-B1, Class A2	3.571	01-15-51	2,375,000	2,468,637

Series 2019-B12, Class A2	3.001	08-15-52	2,425,000	2,574,711

Series 2019-B14, Class A2	2.915	12-15-62	2,505,000	2,662,879

BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (B)(E)	2.666	07-25-59	1,015,834	1,039,544

Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (B)	3.613	10-26-48	129,096	134,430

Series 2019-2, Class A1 (B)	2.879	07-25-49	3,075,747	3,161,573

BWAY Mortgage Trust Series 2015-1740, Class XA IO (B)	1.023	01-10-35	11,465,000	115,713

BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(F)	1.462	03-15-37	1,967,000	1,954,760

Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(F)	1.071	10-15-37	3,015,000	3,013,195

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(F)	1.891	12-15-37	290,000	287,819

Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2	3.623	05-15-52	3,290,000	3,549,738

Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A3	2.935	04-10-48	1,619,119	1,708,797

Series 2015-GC29, Class A4	3.192	04-10-48	3,400,000	3,674,178

Series 2015-GC33, Class A4	3.778	09-10-58	3,837,714	4,273,697

Series 2019-PRM, Class A (B)	3.341	05-10-36	1,463,000	1,545,049

Series 2019-SMRT, Class A (B)	4.149	01-10-36	1,190,000	1,289,135

Series 2020-GC46, Class A2	2.708	02-15-53	3,245,000	3,391,956

COLT Mortgage Loan Trust Series 2019-2, Class A1 (B)(E)	3.337	05-25-49	368,238	371,080

Series 2020-1, Class A1 (B)(E)	2.488	02-25-50	1,049,776	1,061,713

COLT Trust Series 2020-RPL1, Class A1 (B)(E)	1.390	01-25-65	4,960,145	4,969,814

Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO	1.785	08-15-45	4,843,549	93,543

Series 2012-CR3, Class XA IO	2.006	10-15-45	8,543,432	213,061

Series 2014-CR15, Class XA IO	1.080	02-10-47	5,004,844	115,578

Series 2014-CR20, Class A3	3.326	11-10-47	1,295,000	1,376,780

Series 2016-CR28, Class A4	3.762	02-10-49	1,940,000	2,181,763

Series 2020-CX, Class D (B)(E)	2.683	11-10-46	1,509,000	1,493,518

Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.584	05-10-51	25,847,153	760,178

24	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Commercial and residential (continued)

Commercial Mortgage Trust (Deutsche Bank AG) Series 2013-300P, Class D (B)(E)	4.540	08-10-30	1,135,000	$1,174,462

Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	417,593

Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,732,000	1,724,656

Credit Suisse Mortgage Capital Certificates Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	2,248,360	2,299,470

Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (B)(F)	1.371	05-15-36	1,000,000	998,796

Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(F)	1.741	05-15-36	2,230,000	2,213,238

Series 2020-AFC1, Class A1 (B)(E)	2.240	02-25-50	1,164,164	1,184,865

Series 2020-NET, Class A (B)	2.257	08-15-37	663,000	683,800

DBJPM Mortgage Trust Series 2020-C9, Class A2	1.900	09-15-53	2,720,000	2,801,629

Ellington Financial Mortgage Trust Series 2020-2, Class A1 (B)(E)	1.178	10-25-65	4,170,138	4,171,261

GCAT Trust Series 2019-NQM1, Class A1 (B)	2.985	02-25-59	1,611,956	1,643,017

Series 2020-NQM1, Class A1 (B)	2.247	01-25-60	2,643,673	2,703,027

GS Mortgage Securities Trust Series 2013-GC12, Class A3	2.860	06-10-46	3,525,000	3,607,459

Series 2015-590M, Class C (B)(E)	3.932	10-10-35	1,475,000	1,538,526

Series 2017-485L, Class C (B)(E)	4.115	02-10-37	605,000	630,816

Series 2019-GC40, Class A2	2.971	07-10-52	3,275,000	3,480,145

Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,255,735

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	1,500,677	1,509,411

IMT Trust Series 2017-APTS, Class AFX (B)	3.478	06-15-34	432,000	459,674

Series 2017-APTS, Class CFX (B)(E)	3.613	06-15-34	575,000	571,946

Irvine Core Office Trust Series 2013-IRV, Class A2 (B)(E)	3.279	05-15-48	2,503,736	2,606,648

JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2	3.150	06-13-52	4,390,000	4,620,028

JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (B)	1.582	07-05-32	6,380,997	121,308

KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(F)	1.191	05-15-36	2,780,000	2,750,452

MFA Trust Series 2020-NQM1, Class A1 (B)(E)	1.479	08-25-49	1,083,932	1,090,365

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5	3.635	10-15-48	2,730,000	3,045,038

Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(F)	1.541	11-15-34	1,015,000	1,009,295

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value

Commercial and residential (continued)

MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	647,037	$640,351

Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C (B)(E)	4.460	01-15-43	520,000	546,311

New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	1,263,538	1,343,323

OBX Trust Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	2,142,983	2,184,171

One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	468,454

Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	1,701,824	1,751,435

Starwood Mortgage Residential Trust Series 2020-1, Class A1 (B)(E)	2.275	02-25-50	1,225,927	1,252,086

Series 2020-3, Class A1 (B)(E)	1.486	04-25-65	1,068,505	1,074,926

Verus Securitization Trust Series 2020-5, Class A1 (B)	1.218	05-25-65	1,670,811	1,672,324

Visio Trust Series 2020-1R, Class A1 (B)	1.312	11-25-55	5,224,000	5,223,987

Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(F)	1.791	12-15-34	360,000	300,051

Series 2019-C51, Class A2	3.039	06-15-52	3,725,000	3,958,519

WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (B)	2.040	11-15-45	4,037,448	107,694

U.S. Government Agency 2.4%				63,390,397

Federal Home Loan Mortgage Corp. Series K017, Class X1 IO	1.433	12-25-21	9,168,253	72,415

Series K018, Class X1 IO	1.420	01-25-22	8,426,359	76,502

Series K021, Class X1 IO	1.539	06-25-22	2,427,999	38,735

Series K022, Class X1 IO	1.307	07-25-22	35,981,963	523,189

Series K030, Class X1 IO	0.282	04-25-23	201,458,643	730,973

Series K038, Class A2	3.389	03-25-24	2,486,000	2,707,177

Series K038, Class X1 IO	1.272	03-25-24	20,594,262	637,712

Series K040, Class A2	3.241	09-25-24	4,380,000	4,795,161

Series K048, Class A2 (E)	3.284	06-25-25	2,310,000	2,569,958

Series K048, Class X1 IO	0.363	06-25-25	90,611,133	903,166

Series K049, Class A2	3.010	07-25-25	4,073,000	4,483,107

Series K052, Class A2	3.151	11-25-25	1,833,000	2,038,106

Series K064, Class A1	2.891	10-25-26	829,208	896,193

Series K718, Class X1 IO	0.698	01-25-22	21,857,810	88,900

Series K727, Class A2	2.946	07-25-24	6,080,000	6,541,746

Series KIR3, Class A1	3.038	08-25-27	3,920,000	4,278,270

Federal National Mortgage Association Series 2015-M13, Class A2 (E)	2.801	06-25-25	2,865,000	3,064,058

Government National Mortgage Association

26	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)

Series 2012-114, Class IO	0.702	01-16-53	760,112	$23,799

Series 2016-174, Class IO	0.872	11-16-56	7,440,250	453,666

Series 2017-109, Class IO	0.559	04-16-57	10,772,996	450,634

Series 2017-124, Class IO	0.685	01-16-59	9,495,100	500,551

Series 2017-140, Class IO	0.556	02-16-59	4,964,888	242,783

Series 2017-169, Class IO	0.671	01-16-60	10,138,894	553,480

Series 2017-20, Class IO	0.704	12-16-58	17,778,794	860,801

Series 2017-22, Class IO	0.782	12-16-57	1,957,799	113,289

Series 2017-41, Class IO	0.707	07-16-58	9,067,807	454,563

Series 2017-46, Class IO	0.633	11-16-57	9,799,096	483,971

Series 2017-61, Class IO	0.745	05-16-59	5,639,752	323,681

Series 2018-114, Class IO	0.529	04-16-60	8,728,995	505,882

Series 2018-158, Class IO	0.692	05-16-61	20,163,304	1,341,418

Series 2018-69, Class IO	0.572	04-16-60	5,096,985	304,014

Series 2018-9, Class IO	0.544	01-16-60	6,480,519	329,620

Series 2019-131, Class IO	0.937	07-16-61	10,256,310	744,136

Series 2020-100, Class IO	0.894	05-16-62	10,835,850	907,331

Series 2020-108, Class IO	0.948	06-16-62	30,091,438	2,527,467

Series 2020-114, Class IO	0.930	09-16-62	39,233,994	3,321,067

Series 2020-118, Class IO	1.059	06-16-62	30,819,852	2,687,842

Series 2020-119, Class IO	0.820	08-16-62	12,483,025	991,031

Series 2020-120, Class IO	0.882	05-16-62	27,870,837	2,312,981

Series 2020-137, Class IO	0.911	09-16-62	30,522,602	2,615,833

Series 2020-150, Class IO	0.983	12-16-62	17,983,740	1,561,672

Series 2020-170, Class IO	0.886	11-16-62	25,369,000	2,191,633

Series 2020-92, Class IO	1.016	02-16-62	24,161,102	2,141,884

Asset backed securities 11.9%				$314,268,525

(Cost $309,122,628)

Asset backed securities 11.9%				314,268,525

Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,997,000	3,005,691

AmeriCredit Automobile Receivables Trust Series 2020-1, Class C	1.590	10-20-25	3,171,000	3,221,079

AMSR Trust Series 2020-SFR1, Class A (B)	1.819	04-17-37	2,349,745	2,387,957

Series 2020-SFR2, Class A (B)	1.632	07-17-37	5,414,000	5,493,110

Series 2020-SFR4, Class A (B)	1.355	11-17-37	3,969,000	3,992,086

Applebee’s Funding LLC Series 2019-1A, Class A2I (B)	4.194	06-07-49	3,920,000	3,830,506

Arbys Funding LLC Series 2020-1A, Class A2 (B)	3.237	07-30-50	3,128,160	3,195,478

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A (B)	2.360	03-20-26	3,001,000	3,090,355

Series 2020-1A, Class A (B)	2.330	08-20-26	1,964,000	2,017,612

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities (continued)

BCC Funding XIV LLC Series 2018-1A, Class D (B)	4.610	08-21-23	1,750,000	$1,791,638

Bojangles Issuer LLC Series 2020-1A, Class A2 (B)	3.832	10-20-50	1,958,000	1,973,297

BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (B)	3.280	09-26-33	499,571	517,965

CarMax Auto Owner Trust Series 2020-3, Class A3	0.620	03-17-25	3,585,000	3,604,655

Series 2020-3, Class A4	0.770	03-16-26	1,305,000	1,314,709

CARS-DB4 LP Series 2020-1A, Class A1 (B)	2.690	02-15-50	3,256,860	3,360,381

CF Hippolyta LLC Series 2020-1, Class A1 (B)	1.690	07-15-60	3,324,046	3,364,664

Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	1,435,000	1,439,444

CLI Funding VI LLC Series 2020-1A, Class A (B)	2.080	09-18-45	2,860,627	2,872,034

CoreVest American Finance Trust Series 2019-3, Class A (B)	2.705	10-15-52	956,810	1,007,374

Series 2020-3, Class A (B)	1.358	08-15-53	2,567,014	2,559,624

CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.403	02-25-35	61,991	61,971

DB Master Finance LLC Series 2017-1A, Class A2I (B)	3.629	11-20-47	783,835	804,701

Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,444,163	1,535,029

Series 2019-1A, Class A2I (B)	3.787	05-20-49	4,322,288	4,436,742

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23 (B)	4.118	07-25-47	4,132,200	4,430,462

DRB Prime Student Loan Trust Series 2015-D, Class A2 (B)	3.200	01-25-40	480,111	484,952

Series 2016-B, Class A2 (B)	2.890	06-25-40	504,351	513,926

Driven Brands Funding LLC Series 2015-1A, Class A2 (B)	5.216	07-20-45	1,600,750	1,666,541

Series 2020-2A, Class A2 (B)	3.237	01-20-51	2,478,000	2,481,735

Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (B)	2.610	01-25-34	1,084,314	1,120,909

Exeter Automobile Receivables Trust Series 2020-1A, Class C (B)	2.490	01-15-25	5,135,000	5,271,288

FirstKey Homes Trust Series 2020-SFR1, Class A (B)	1.339	09-17-25	4,158,000	4,185,083

Series 2020-SFR2, Class A (B)	1.266	10-19-37	4,698,000	4,705,383

Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	2,128,913	2,216,544

FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	453,550	445,336

Ford Credit Auto Owner Trust Series 2018-1, Class A (B)	3.190	07-15-31	6,901,000	7,565,291

Series 2018-2, Class A (B)	3.470	01-15-30	3,720,000	3,994,970

Series 2020-1, Class A (B)	2.040	08-15-31	4,063,000	4,270,760

28	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities (continued)

Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	4,556,000	$4,922,535

Series 2020-2, Class A	1.060	09-15-27	3,880,000	3,920,688

GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (B)	2.900	04-15-26	3,600,000	3,871,571

Series 2020-1, Class A (B)	0.680	08-15-25	1,711,000	1,716,854

Golden Credit Card Trust Series 2018-4A, Class A (B)	3.440	08-15-25	5,200,000	5,622,386

Golub Capital Partners Funding Series 2020-1A, Class A2 (B)	3.208	01-22-29	2,744,000	2,744,280

GreatAmerica Leasing Receivables Funding LLC Series 2019-1, Class A4 (B)	3.210	02-18-25	2,747,000	2,878,433

Hilton Grand Vacations Trust Series 2017-AA, Class A (B)	2.660	12-26-28	1,557,005	1,592,403

Series 2018-AA, Class A (B)	3.540	02-25-32	994,342	1,054,884

Home Partners of America Trust

Series 2019-1, Class A (B)	2.908	09-17-39	4,672,613	4,923,384

Jack in the Box Funding LLC Series 2019-1A, Class A23 (B)	4.970	08-25-49	684,825	721,477

Series 2019-1A, Class A2I (B)	3.982	08-25-49	1,667,400	1,708,568

John Deere Owner Trust Series 2020-B, Class A3	0.510	11-15-24	1,501,000	1,504,691

Series 2020-B, Class A4	0.720	06-15-27	1,401,000	1,412,800

Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (B)	2.730	10-25-48	1,168,552	1,196,326

MelTel Land Funding LLC Series 2019-1A, Class A (B)	3.768	04-15-49	613,147	638,029

Mill City Mortgage Loan Trust Series 2018-3, Class A1 (B)(E)	3.500	08-25-58	420,986	443,639

MVW LLC Series 2020-1A, Class A (B)	1.740	10-20-37	2,883,500	2,933,448

MVW Owner Trust Series 2015-1A, Class A (B)	2.520	12-20-32	66,962	67,359

Series 2018-1A, Class A (B)	3.450	01-21-36	1,095,424	1,138,203

Navient Private Education Loan Trust Series 2016-AA, Class A2A (B)	3.910	12-15-45	684,103	717,539

Navient Private Education Refi Loan Trust Series 2019-EA, Class A2A (B)	2.640	05-15-68	2,015,000	2,068,354

Series 2019-FA, Class A2 (B)	2.600	08-15-68	3,389,000	3,499,135

Series 2020-BA, Class A2 (B)	2.120	01-15-69	3,955,000	4,058,396

Series 2020-GA, Class A (B)	1.170	09-16-69	5,629,210	5,660,316

Series 2020-HA, Class A (B)	1.310	01-15-69	6,803,000	6,855,750

Navient Student Loan Trust Series 2020-2A, Class A1A (B)	1.320	08-26-69	2,202,000	2,201,647

Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (F)	0.375	01-25-37	1,102,334	1,081,641

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities (continued)

Nissan Auto Receivables Owner Trust Series 2018-A, Class A4	2.890	06-17-24	1,750,000	$1,790,640

NRZ Excess Spread-Collateralized Notes Series 2018-FNT1, Class A (B)	3.610	05-25-23	566,991	567,809

Series 2018-FNT2, Class A (B)	3.790	07-25-54	339,889	337,559

Series 2018-PLS1, Class A (B)	3.193	01-25-23	240,337	240,778

Series 2018-PLS2, Class A (B)	3.265	02-25-23	752,123	752,639

Oxford Finance Funding LLC Series 2019-1A, Class A2 (B)	4.459	02-15-27	1,735,000	1,790,364

Series 2020-1A, Class A2 (B)	3.101	02-15-28	3,372,000	3,439,476

PFS Financing Corp. Series 2018-F, Class A (B)	3.520	10-15-23	1,965,000	2,017,936

Series 2020-E, Class A (B)	1.000	10-15-25	2,368,000	2,376,985

Progress Residential Trust Series 2020-SFR1, Class A (B)	1.732	04-17-37	2,123,000	2,154,282

Series 2020-SFR2, Class A (B)	2.078	06-17-37	1,041,000	1,067,313

Santander Revolving Auto Loan Trust Series 2019-A, Class A (B)	2.510	01-26-32	3,930,000	4,181,877

SCF Equipment Leasing LLC Series 2019-1A, Class A2 (B)	3.230	10-20-24	740,000	742,668

Series 2020-1A, Class A3 (B)	1.190	10-20-27	5,085,000	5,115,327

ServiceMaster Funding LLC Series 2020-1, Class A2II (B)	3.337	01-30-51	3,998,000	4,006,044

Sesac Finance LLC Series 2019-1, Class A2 (B)	5.216	07-25-49	3,244,925	3,441,405

Sierra Timeshare Receivables Funding LLC

Series 2018-3A, Class A (B)	3.690	09-20-35	560,438	585,181

Series 2019-1A, Class A (B)	3.200	01-20-36	323,136	334,525

SMB Private Education Loan Trust Series 2015-C, Class A2A (B)	2.750	07-15-27	225,953	229,198

Series 2016-A, Class A2A (B)	2.700	05-15-31	2,671,292	2,737,371

Series 2019-B, Class A2A (B)	2.840	06-15-37	3,573,000	3,743,688

Series 2020-PTA, Class A2A (B)	1.600	09-15-54	1,609,000	1,620,858

Sonic Capital LLC Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,911,995	3,090,064

Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,332,375	2,532,563

Sunbird Engine Finance LLC Series 2020-1A, Class A (B)	3.671	02-15-45	1,027,418	911,237

Taco Bell Funding LLC Series 2018-1A, Class A2I (B)	4.318	11-25-48	3,480,960	3,534,810

Tesla Auto Lease Trust Series 2020-A, Class A3 (B)	0.680	12-20-23	2,205,000	2,216,818

Series 2020-A, Class A4 (B)	0.780	12-20-23	1,683,000	1,693,445

TIF Funding II LLC Series 2020-1A, Class A (B)	2.090	08-20-45	4,936,669	4,950,676

Towd Point Mortgage Trust Series 2015-1, Class A5 (B)(E)	3.553	10-25-53	355,000	373,199

Series 2015-2, Class 1M2 (B)(E)	3.580	11-25-60	815,000	860,734

30	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities (continued)

Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	$1,924,029

Series 2017-1, Class A1 (B)(E)	2.750	10-25-56	369,017	378,153

Series 2017-2, Class A1 (B)(E)	2.750	04-25-57	257,860	263,575

Series 2018-1, Class A1 (B)(E)	3.000	01-25-58	844,823	877,216

Series 2018-3, Class A1 (B)(E)	3.750	05-25-58	1,040,012	1,110,290

Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	2,488,611	2,642,118

Series 2018-6, Class A1A (B)(E)	3.750	03-25-58	1,544,095	1,625,137

Series 2019-1, Class A1 (B)(E)	3.724	03-25-58	832,171	892,834

Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	2,200,042	2,310,795

Series 2020-4, Class A1 (B)	1.750	10-25-60	2,434,961	2,486,787

Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (B)	2.560	11-25-31	7,098,000	7,575,776

Series 2020-1A, Class A (B)	1.350	05-25-33	2,144,000	2,201,726

Toyota Auto Receivables Owner Trust Series 2020-C, Class A3	0.440	10-15-24	1,790,000	1,795,466

Series 2020-C, Class A4	0.570	10-15-25	1,277,000	1,282,273

Tricon American Homes Trust Series 2020-SFR1, Class A (B)	1.499	07-17-38	6,078,000	6,127,892

Series 2020-SFR2, Class A (B)	1.482	11-17-39	6,001,000	6,005,249

Triton Container Finance VIII LLC Series 2020-1A, Class A (B)	2.110	09-20-45	5,923,869	5,949,602

Vantage Data Centers LLC Series 2019-1A, Class A2 (B)	3.188	07-15-44	3,327,871	3,483,719

Series 2020-1A, Class A2 (B)	1.645	09-15-45	2,930,000	2,942,321

Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,058,000	2,068,493

Verizon Owner Trust Series 2020-B, Class A	0.470	02-20-25	4,773,000	4,784,892

Series 2020-C, Class C	0.770	04-21-25	3,108,000	3,113,001

VR Funding LLC Series 2020-1A, Class A (B)	2.790	11-15-50	4,202,232	3,969,175

VSE VOI Mortgage LLC Series 2017-A, Class A (B)	2.330	03-20-35	868,325	886,251

Westgate Resorts LLC Series 2017-1A, Class A (B)	3.050	12-20-30	191,326	192,179

Series 2020-1A, Class A (B)	2.713	03-20-34	1,952,368	1,999,371

Westlake Automobile Receivables Trust Series 2019-1A, Class C (B)	3.450	03-15-24	1,733,000	1,768,889

Willis Engine Structured Trust V Series 2020-A, Class A (B)	3.228	03-15-45	753,694	637,006

Wingstop Funding LLC Series 2020-1A, Class A2 (B)	2.841	12-05-50	4,098,000	4,150,823

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	31

			Shares	Value

Common stocks 0.0%				$144,419

(Cost $143,700)

Utilities 0.0%				144,419

Multi-utilities 0.0%

Dominion Energy, Inc.			1,437	144,419

Preferred securities 0.1%				$1,841,643

(Cost $1,821,484)

Financials 0.0%				334,390

Banks 0.0%

Wells Fargo & Company, 7.500%			238	334,390

Utilities 0.1%				1,507,253

Electric utilities 0.1%

NextEra Energy, Inc., 5.279%			25,800	1,258,266

The Southern Company, 6.750%			2,561	127,512

Multi-utilities 0.0%

DTE Energy Company, 6.250%			2,526	121,475

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 3.9%				$104,040,174

(Cost $104,041,990)

U.S. Government Agency 0.2%				5,649,000

Federal Agricultural Mortgage Corp. Discount Note	0.010	12-01-20	5,649,000	5,649,000

		Yield (%)	Shares	Value

Short-term funds 1.2%				32,817,174

John Hancock Collateral Trust (G)		0.1952(H)	3,279,356	32,817,174

			Par value^	Value

Repurchase agreement 2.5%				65,574,000

Barclays Tri-Party Repurchase Agreement dated 11-30-20 at 0.070% to be repurchased at $47,388,092 on 12-1-20, collateralized by $44,526,400 U.S. Treasury Notes, 1.875% due 7-31-26 (valued at $48,335,902)			47,388,000	47,388,000

Repurchase Agreement with State Street Corp. dated 11-30-20 at 0.000% to be repurchased at $18,186,000 on 12-1-20, collateralized by $18,202,300 U.S. Treasury Notes, 1.375% due 1-31-22 (valued at $18,549,771)			18,186,000	18,186,000

Total investments (Cost $2,607,257,243) 102.4%				$2,709,919,436

Other assets and liabilities, net (2.4%)				(64,549,687)

Total net assets 100.0%				$2,645,369,749

32	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

CMT	Constant Maturity Treasury

ICE	Intercontinental Exchange

IO	Interest-Only Security—(Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

(A)	Security purchased or sold on a when-issued or delayed delivery basis.

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $621,691,891 or 23.5% of the fund’s net assets as of 11-30-20.

(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(D)	All or a portion of this security is on loan as of 11-30-20.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

(H)	The rate shown is the annualized seven-day yield as of 11-30-20.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 11-30-20, the aggregate cost of investments for federal income tax purposes was $2,613,546,471. Net unrealized appreciation aggregated to $96,372,965, of which $106,033,900 related to gross unrealized appreciation and $9,660,935 related to gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	33

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,574,438,253) including $32,142,160 of securities loaned	$2,677,102,262
Affiliated investments, at value (Cost $32,818,990)	32,817,174
Total investments, at value (Cost $2,607,257,243)	2,709,919,436
Cash	186,351
Dividends and interest receivable	13,094,154
Receivable for fund shares sold	21,298,156
Receivable for investments sold	38,977,435
Receivable for delayed delivery securities sold	25,164,956
Receivable for securities lending income	2,922
Receivable from affiliates	6,875
Other assets	262,076
Total assets	2,808,912,361

Liabilities
Distributions payable	313,280
Payable for investments purchased	55,633,898
Payable for delayed delivery securities purchased	71,267,990
Payable for fund shares repurchased	2,977,215
Payable upon return of securities loaned	32,818,097
Payable to affiliates
Accounting and legal services fees	91,307
Transfer agent fees	191,487
Distribution and service fees	22,728
Trustees’ fees	1,050
Other liabilities and accrued expenses	225,560
Total liabilities	163,542,612
Net assets	$2,645,369,749

Net assets consist of
Paid-in capital	$2,520,883,780
Total distributable earnings (loss)	124,485,969
Net assets	$2,645,369,749

34	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($599,292,124 ÷ 53,096,898 shares)[1]	$11.29
Class C ($26,519,805 ÷ 2,349,523 shares)[1]	$11.29
Class I ($1,295,163,460 ÷ 114,702,756 shares)	$11.29
Class R2 ($5,671,498 ÷ 502,432 shares)	$11.29
Class R4 ($449,819 ÷ 39,834 shares)	$11.29
Class R6 ($718,273,043 ÷ 63,611,160 shares)	$11.29

Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.76

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	35

STATEMENT OF OPERATIONS For the six months ended 11-30-20 (unaudited)

Investment income
Interest	$29,623,584
Dividends	56,452
Securities lending	40,555
Total investment income	29,720,591

Expenses
Investment management fees	4,681,456
Distribution and service fees	860,940
Accounting and legal services fees	237,208
Transfer agent fees	1,065,476
Trustees’ fees	18,481
Custodian fees	139,199
State registration fees	147,554
Printing and postage	67,236
Professional fees	49,655
Other	43,839
Total expenses	7,311,044
Less expense reductions	(875,610)
Net expenses	6,435,434
Net investment income	23,285,157

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	15,262,758
Affiliated investments	(2,664)
15,260,094
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	42,887,167
Affiliated investments	(4,561)
42,882,606
Net realized and unrealized gain	58,142,700
Increase in net assets from operations	$81,427,857

36	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-20 (unaudited)	Year ended 5-31-20

Increase (decrease) in net assets
From operations
Net investment income	$23,285,157	$34,624,743
Net realized gain	15,260,094	30,223,906
Change in net unrealized appreciation (depreciation)	42,882,606	44,921,534
Increase in net assets resulting from operations	81,427,857	109,770,183
Distributions to shareholders
From earnings
Class A	(6,131,871)	(11,489,144)
Class B1	(3,598)	(24,911)
Class C	(197,143)	(415,629)
Class I	(13,473,299)	(14,528,085)
Class R2	(62,776)	(64,329)
Class R4	(6,839)	(15,129)
Class R6	(8,327,604)	(14,290,315)
Total distributions	(28,203,130)	(40,827,542)
From fund share transactions	517,255,103	1,100,564,732
Total increase	570,479,830	1,169,507,373

Net assets
Beginning of period	2,074,889,919	905,382,546
End of period	$2,645,369,749	$2,074,889,919

1	Share class was redesignated during the period. Refer to Note 5 for further details.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	37

Financial highlights

CLASS A SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16

Per share operating performance
Net asset value, beginning of period	$11.02		$10.50	$10.17	$10.48	$10.53	$10.60
Net investment income[2]	0.10		0.23	0.27	0.24	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.29		0.57	0.35	(0.28)	— [3]	(0.01)
Total from investment operations	0.39		0.80	0.62	(0.04)	0.23	0.22
Less distributions
From net investment income	(0.12)		(0.28)	(0.29)	(0.27)	(0.28)	(0.27)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.12)		(0.28)	(0.29)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$11.29		$11.02	$10.50	$10.17	$10.48	$10.53
Total return (%)[4,5]	3.57	[6]	7.70	6.24	(0.35)	2.24	2.13

Ratios and supplemental data
Net assets, end of period (in millions)	$599		$520	$374	$335	$341	$380
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[7]	0.84	0.85	0.85	0.87	0.90
Expenses including reductions	0.75	[7]	0.76	0.78	0.78	0.80	0.89
Net investment income	1.76	[7]	2.18	2.65	2.35	2.18	2.16
Portfolio turnover (%)	54		151	111	80	83	63

1	Six months ended 11-30-20. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.

38	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16

Per share operating performance
Net asset value, beginning of period	$11.02		$10.50	$10.18	$10.49	$10.53	$10.60
Net investment income[2]	0.06		0.15	0.19	0.17	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.29		0.57	0.35	(0.28)	0.01	(0.01)
Total from investment operations	0.35		0.72	0.54	(0.11)	0.16	0.14
Less distributions
From net investment income	(0.08)		(0.20)	(0.22)	(0.20)	(0.20)	(0.19)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.08)		(0.20)	(0.22)	(0.20)	(0.20)	(0.21)
Net asset value, end of period	$11.29		$11.02	$10.50	$10.18	$10.49	$10.53
Total return (%)[3,4]	3.18	[5]	6.90	5.35	(1.09)	1.57	1.37

Ratios and supplemental data
Net assets, end of period (in millions)	$27		$26	$19	$22	$31	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	[6]	1.59	1.60	1.60	1.62	1.65
Expenses including reductions	1.50	[6]	1.51	1.53	1.53	1.55	1.64
Net investment income	1.00	[6]	1.42	1.90	1.59	1.43	1.41
Portfolio turnover (%)	54		151	111	80	83	63

1	Six months ended 11-30-20. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	39

CLASS I SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16

Per share operating performance
Net asset value, beginning of period	$11.02		$10.50	$10.18	$10.49	$10.53	$10.60
Net investment income[2]	0.11		0.26	0.29	0.26	0.26	0.25
Net realized and unrealized gain (loss) on investments	0.30		0.57	0.35	(0.27)	0.01	—
Total from investment operations	0.41		0.83	0.64	(0.01)	0.27	0.25
Less distributions
From net investment income	(0.14)		(0.31)	(0.32)	(0.30)	(0.31)	(0.30)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.14)		(0.31)	(0.32)	(0.30)	(0.31)	(0.32)
Net asset value, end of period	$11.29		$11.02	$10.50	$10.18	$10.49	$10.53
Total return (%)[3]	3.70	[4]	7.97	6.38	(0.10)	2.60	2.40

Ratios and supplemental data
Net assets, end of period (in millions)	$1,295		$930	$130	$115	$360	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	[5]	0.59	0.61	0.60	0.60	0.64
Expenses including reductions	0.50	[5]	0.51	0.55	0.53	0.53	0.63
Net investment income	2.00	[5]	2.39	2.87	2.52	2.50	2.42
Portfolio turnover (%)	54		151	111	80	83	63

1	Six months ended 11-30-20. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

40	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16

Per share operating performance
Net asset value, beginning of period	$11.02		$10.50	$10.17	$10.49	$10.53	$10.60
Net investment income[2]	0.09		0.22	0.25	0.23	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.30		0.57	0.36	(0.29)	0.01	—
Total from investment operations	0.39		0.79	0.61	(0.06)	0.23	0.23
Less distributions
From net investment income	(0.12)		(0.27)	(0.28)	(0.26)	(0.27)	(0.28)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.12)		(0.27)	(0.28)	(0.26)	(0.27)	(0.30)
Net asset value, end of period	$11.29		$11.02	$10.50	$10.17	$10.49	$10.53
Total return (%)[3]	3.51	[4]	7.57	6.08	(0.60)	2.24	2.22

Ratios and supplemental data
Net assets, end of period (in millions)	$6		$6	$— [5]	$— [5]	$1	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	[6]	0.98	1.00	1.00	0.97	0.85
Expenses including reductions	0.86	[6]	0.90	0.93	0.93	0.90	0.84
Net investment income	1.64	[6]	2.01	2.50	2.17	2.13	2.22
Portfolio turnover (%)	54		151	111	80	83	63

1	Six months ended 11-30-20. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	41

CLASS R4 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16

Per share operating performance
Net asset value, beginning of period	$11.02		$10.50	$10.18	$10.49	$10.54	$10.60
Net investment income[2]	0.10		0.25	0.28	0.26	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.30		0.56	0.34	(0.28)	0.01	0.01
Total from investment operations	0.40		0.81	0.62	(0.02)	0.25	0.26
Less distributions
From net investment income	(0.13)		(0.29)	(0.30)	(0.29)	(0.30)	(0.30)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.13)		(0.29)	(0.30)	(0.29)	(0.30)	(0.32)
Net asset value, end of period	$11.29		$11.02	$10.50	$10.18	$10.49	$10.54
Total return (%)[3]	3.64	[4]	7.82	6.24	(0.22)	2.46	2.37

Ratios and supplemental data
Net assets, end of period (in millions)	$—	[5]	$1	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[6]	0.83	0.85	0.82	0.85	0.80
Expenses including reductions	0.63	[6]	0.64	0.68	0.65	0.68	0.70
Net investment income	1.87	[6]	2.29	2.76	2.46	2.29	2.40
Portfolio turnover (%)	54		151	111	80	83	63

1	Six months ended 11-30-20. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

42	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17	5-31-16

Per share operating performance
Net asset value, beginning of period	$11.02		$10.51	$10.18	$10.49	$10.54	$10.60
Net investment income[2]	0.12		0.27	0.30	0.29	0.27	0.27
Net realized and unrealized gain (loss) on investments	0.29		0.56	0.36	(0.29)	— [3]	—
Total from investment operations	0.41		0.83	0.66	—	0.27	0.27
Less distributions
From net investment income	(0.14)		(0.32)	(0.33)	(0.31)	(0.32)	(0.31)
From net realized gain	—		—	—	—	—	(0.02)
Total distributions	(0.14)		(0.32)	(0.33)	(0.31)	(0.32)	(0.33)
Net asset value, end of period	$11.29		$11.02	$10.51	$10.18	$10.49	$10.54
Total return (%)[4]	3.76	[5]	7.99	6.60	0.00	2.62	2.64

Ratios and supplemental data
Net assets, end of period (in millions)	$718		$591	$379	$358	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47	[6]	0.48	0.50	0.50	0.51	0.56
Expenses including reductions	0.39	[6]	0.40	0.43	0.43	0.43	0.53
Net investment income	2.11	[6]	2.53	3.00	2.76	2.57	2.60
Portfolio turnover (%)	54		151	111	80	83	63

1	Six months ended 11-30-20. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	43

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

44	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2020, by major security category or type:

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$918,865,159	—	$918,865,159	—
Foreign government obligations	10,299,968	—	10,299,968	—
Corporate bonds	1,115,733,099	—	1,115,733,099	—
Municipal bonds	50,361,525	—	50,361,525	—
Collateralized mortgage obligations	194,364,924	—	194,364,924	—
Asset backed securities	314,268,525	—	314,268,525	—
Common stocks	144,419	$144,419	—	—
Preferred securities	1,841,643	1,841,643	—	—
Short-term investments	104,040,174	32,817,174	71,223,000	—
Total investments in securities	$2,709,919,436	$34,803,236	$2,675,116,200	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.

SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	45

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities.

Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments.

46	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2020, the fund loaned securities valued at $32,142,160 and received $32,818,097 of cash collateral.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended November 30, 2020 were $7,114.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	47

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

48	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2021, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$207,933
Class B	181
Class C	10,198
Class I	411,610

Class	Expense reduction
Class R2	$2,238
Class R4	218
Class R6	242,935
Total	$875,313

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.32% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

Class B was redesignated during the period. Refer to Note 5 for further details.

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $297 for Class R4 shares for the six months ended November 30, 2020.

SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	49

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $514,094 for the six months ended November 30, 2020. Of this amount, $74,679 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $439,415 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2020, CDSCs received by the Distributor amounted to $6,253 and $3,293 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$704,678	$338,882
Class B	2,479	294
Class C	138,508	16,642
Class I	—	670,094
Class R2	14,274	360
Class R4	1,001	36
Class R6	—	39,168
Total	$860,940	$1,065,476

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

50	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2020 and for the year ended May 31, 2020 were as follows:

	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class A shares

Sold	8,758,862	$98,211,185	18,334,845	$197,450,506

Distributions reinvested	526,178	5,908,136	1,037,380	11,202,264

Repurchased	(3,367,191)	(37,756,118)	(7,766,269)	(83,199,035)

Net increase	5,917,849	$66,363,203	11,605,956	$125,453,735

Class B shares

Sold	251	$2,815	8,432	$91,599

Distributions reinvested	285	3,201	2,079	22,394

Repurchased	(82,149)	(920,469)	(98,675)	(1,060,747)

Net decrease	(81,613)	$(914,453)	(88,164)	$(946,754)

Class C shares

Sold	651,547	$7,295,076	1,105,732	$11,919,738

Distributions reinvested	16,387	184,000	34,840	376,087

Repurchased	(705,984)	(7,919,222)	(602,941)	(6,490,009)

Net increase (decrease)	(38,050)	$(440,146)	537,631	$5,805,816

Class I shares

Sold	46,880,287	$526,132,138	95,598,656	$1,029,028,072

Distributions reinvested	1,072,812	12,047,928	1,148,488	12,451,802

Repurchased	(17,657,759)	(197,708,180)	(24,746,742)	(265,303,139)

Net increase	30,295,340	$340,471,886	72,000,402	$776,176,735

Class R2 shares

Sold	64,275	$720,358	619,106	$6,698,509

Distributions reinvested	1,078	12,110	1,583	17,111

Repurchased	(120,095)	(1,345,101)	(106,921)	(1,155,203)

Net increase (decrease)	(54,742)	$(612,633)	513,768	$5,560,417

Class R4 shares

Sold	9,090	$102,088	30,178	$324,200

Distributions reinvested	609	6,839	1,398	15,110

Repurchased	(34,205)	(384,449)	(12,144)	(129,418)

Net increase (decrease)	(24,506)	$(275,522)	19,432	$209,892

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	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class R6 shares

Sold	14,575,556	$163,562,573	25,318,244	$272,539,584

Distributions reinvested	734,542	8,248,967	1,315,674	14,219,338

Repurchased	(5,275,058)	(59,148,772)	(9,168,629)	(98,454,031)

Net increase	10,035,040	$112,662,768	17,465,289	$188,304,891

Total net increase	46,049,318	$517,255,103	102,054,314	$1,100,564,732

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.

Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$541,160

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $970,555,163 and $490,159,656, respectively, for the six months ended November 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $781,905,918 and $775,987,204, respectively, for the six months ended November 30, 2020.

Note 7 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,279,356	$1,244,177	$172,415,035	$(140,834,813)	$(2,664)	$(4,561)	$40,555	—	$32,817,174

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended November 30, 2020, the fund engaged in securities purchases amounting to $41,076,037.

52	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Note 9 — LIBOR discontinuation risk

LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

Note 10 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 11 — New accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Investment Grade Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 itelephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. performed the historical performance of comparable funds and the fund’s benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light

56	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

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(l)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and

58	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

*  *  *

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Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

60	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

More information

Trustees	Investment advisor
Hassell H. McClellan, Chairperson	John Hancock Investment Management LLC
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†	Subadvisor
Charles L. Bardelis*	Manulife Investment Management (US) LLC
James R. Boyle
Peter S. Burgess*	Portfolio Managers
William H. Cunningham	Jeffrey N. Given, CFA
Grace K. Fey	Howard C. Greene, CFA
Marianne Harrison†
Deborah C. Jackson	Principal distributor
James M. Oates*	John Hancock Investment Management Distributors LLC
Frances G. Rathke*,1
Gregory A. Russo	Custodian
State Street Bank and Trust Company
Officers
Andrew G. Arnott	Transfer agent
President	John Hancock Signature Services, Inc.
Charles A. Rizzo
Chief Financial Officer	Legal counsel
Salvatore Schiavone	K&L Gates LLP
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg[2]
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
[1] Appointed as Independent Trustee effective as of September 15, 2020
[2] Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	61

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∎	Visit jhinvestments.com to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.

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Not part of the shareholder report

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Real Estate Securities

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and

Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ∎ Member FINRA, SIPC

200 Berkeley Street ∎ Boston, MA 02116-5010 ∎ 800-225-5291v ∎ jhinvestments.com

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1438867	55SA 11/20
1/2021

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), most global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

High Yield Fund

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

26	Financial statements

29	Financial highlights

34	Notes to financial statements

46	Continuation of investment advisory and subadvisory agreements

53	More information

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high current income. Capital appreciation is a secondary goal.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2020 (%)

The ICE Bank of America U.S. High Yield Index tracks the performance of U.S. dollar denominated public corporate debt issued in the U.S. domestic market with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/2020 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	3

TOP 10 ISSUERS AS OF 11/30/2020 (% of net assets)
Netflix, Inc.	1.7
Sprint Corp.	1.5
CSC Holdings LLC	1.5
Uber Technologies, Inc.	1.5
Wyndham Destinations, Inc.	1.4
SoftBank Group Corp.	1.4
CCO Holdings LLC	1.3
Bausch Health Companies, Inc.	1.2
Altice	1.2
Freeport-McMoRan, Inc.	1.1
TOTAL	13.8

Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 11/30/2020 (% of net assets)
United States	84.0
Canada	4.2
Luxembourg	2.6
France	1.7
Ireland	1.4
Japan	1.4
United Kingdom	1.3
Netherlands	1.0
Other countries	2.4
TOTAL	100.0

4	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-20	as of 11-30-20
Class A	0.41	5.40	4.51	5.49	30.08	55.50	3.69	3.68
Class C	2.76	5.49	4.32	8.42	30.64	52.58	3.10	3.09
Class I1	4.80	6.49	5.21	9.65	36.92	66.12	4.10	4.09
Class R6[1,2]	4.91	6.54	5.07	9.71	37.24	63.93	4.21	4.20
Class NAV[1,2]	4.93	6.62	5.22	9.71	37.76	66.41	4.22	4.21
Index††	6.38	7.46	6.61	10.49	43.31	89.63	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	0.94	1.69	0.69	0.58	0.57
Net (%)	0.93	1.68	0.68	0.57	0.56

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

††	Index is the ICE Bank of America U.S. High Yield Index.

See the following page for footnotes.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE Bank of America U.S. High Yield Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	11-30-10	15,258	15,258	18,963
Class I1	11-30-10	16,612	16,612	18,963
Class R6[1,2]	11-30-10	16,393	16,393	18,963
Class NAV[1,2]	11-30-10	16,641	16,641	18,963

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The ICE Bank of America U.S. High Yield Index tracks the performance of U.S. dollar denominated public corporate debt issued in the U.S. domestic market with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]	For certain types of investors, as described in the fund’s prospectuses.

[2]

Class R6 shares were first offered on 10-31-16; Class NAV shares were first offered on 10-21-13. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

[3]	The contingent deferred sales charge is not applicable.

6	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,098.30	$4.84	0.92%
	Hypothetical example	1,000.00	1,020.50	4.66	0.92%
Class C	Actual expenses/actual returns	1,000.00	1,094.20	8.77	1.67%
	Hypothetical example	1,000.00	1,016.70	8.44	1.67%
Class I	Actual expenses/actual returns	1,000.00	1,096.50	3.52	0.67%
	Hypothetical example	1,000.00	1,021.70	3.40	0.67%
Class R6	Actual expenses/actual returns	1,000.00	1,097.10	2.94	0.56%
	Hypothetical example	1,000.00	1,022.30	2.84	0.56%
Class NAV	Actual expenses/actual returns	1,000.00	1,097.10	2.89	0.55%
	Hypothetical example	1,000.00	1,022.30	2.79	0.55%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 11-30-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 87.7%				$1,166,436,950

(Cost $1,118,519,686)

Communication services 22.5%				298,799,330

Diversified telecommunication services 3.6%

Cablevision Lightpath LLC (A)	3.875	09-15-27	2,420,000	2,446,862

Cablevision Lightpath LLC (A)	5.625	09-15-28	1,820,000	1,908,179

CenturyLink, Inc. (A)	4.500	01-15-29	5,050,000	5,151,000

Consolidated Communications, Inc. (A)	6.500	10-01-28	3,000,000	3,251,790

Frontier Communications Corp. (A)	5.875	10-15-27	1,608,000	1,690,410

Frontier Florida LLC (B)	6.860	02-01-28	1,750,000	1,750,665

GCI LLC (A)	4.750	10-15-28	4,905,000	5,157,411

Intelsat Jackson Holdings SA (B)	5.500	08-01-23	2,185,000	1,469,413

Intelsat Jackson Holdings SA (A)(B)	8.500	10-15-24	4,115,000	2,901,487

Level 3 Financing, Inc. (A)	4.625	09-15-27	4,965,000	5,178,992

Radiate Holdco LLC (A)	4.500	09-15-26	1,905,000	1,981,200

Radiate Holdco LLC (A)	6.500	09-15-28	5,430,000	5,768,832

Switch, Ltd. (A)	3.750	09-15-28	1,640,000	1,663,919

Telecom Italia Capital SA	6.000	09-30-34	3,500,000	4,140,395

Zayo Group Holdings, Inc. (A)	4.000	03-01-27	2,900,000	2,885,181

Entertainment 3.6%

Cable One, Inc. (A)	4.000	11-15-30	1,840,000	1,915,900

Cinemark USA, Inc.	5.125	12-15-22	3,450,000	3,348,656

Cinemark USA, Inc. (A)	8.750	05-01-25	4,250,000	4,573,213

Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	7,600,000	7,809,836

Live Nation Entertainment, Inc. (A)	4.750	10-15-27	8,250,000	8,136,563

Netflix, Inc. (A)	4.875	06-15-30	5,305,000	6,133,906

Netflix, Inc. (A)	5.375	11-15-29	2,350,000	2,806,018

Netflix, Inc.	5.875	11-15-28	8,210,000	9,915,053

Netflix, Inc.	6.375	05-15-29	2,500,000	3,136,975

Interactive media and services 2.0%

ANGI Group LLC (A)	3.875	08-15-28	5,930,000	5,863,288

Arches Buyer, Inc. (A)	4.250	06-01-28	1,360,000	1,363,400

Arches Buyer, Inc. (A)	6.125	12-01-28	820,000	841,525

Cars.com, Inc. (A)	6.375	11-01-28	4,120,000	4,249,780

Match Group Holdings II LLC (A)	4.625	06-01-28	4,000,000	4,200,000

Match Group Holdings II LLC (A)	5.625	02-15-29	2,000,000	2,180,000

TripAdvisor, Inc. (A)	7.000	07-15-25	1,635,000	1,759,669

Twitter, Inc. (A)	3.875	12-15-27	5,252,000	5,494,905

Media 9.1%

Altice Financing SA (A)	5.000	01-15-28	3,000,000	3,064,110

Altice Financing SA (A)	7.500	05-15-26	4,745,000	5,005,975

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value

Communication services (continued)

Media (continued)

Altice France Holding SA (A)	6.000	02-15-28	2,890,000	$2,933,206

Altice France Holding SA (A)	10.500	05-15-27	4,070,000	4,587,704

CCO Holdings LLC (A)	5.000	02-01-28	9,705,000	10,202,381

CCO Holdings LLC (A)	5.125	05-01-27	6,715,000	7,064,952

Clear Channel Worldwide Holdings, Inc.	9.250	02-15-24	2,650,000	2,646,688

CSC Holdings LLC (A)	5.375	02-01-28	6,425,000	6,818,531

CSC Holdings LLC (A)	5.500	04-15-27	5,430,000	5,731,365

CSC Holdings LLC (A)	5.750	01-15-30	4,500,000	4,855,455

CSC Holdings LLC	5.875	09-15-22	2,415,000	2,568,956

DISH DBS Corp.	5.875	07-15-22	6,050,000	6,354,194

iHeartCommunications, Inc. (A)	4.750	01-15-28	2,575,000	2,602,347

iHeartCommunications, Inc.	8.375	05-01-27	6,787,000	7,211,188

LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	4,400,000	4,783,240

MDC Partners, Inc. (A)	6.500	05-01-24	9,530,000	9,387,050

Meredith Corp. (A)	6.500	07-01-25	4,800,000	5,124,000

Meredith Corp.	6.875	02-01-26	7,750,000	7,711,250

National CineMedia LLC (A)	5.875	04-15-28	7,000,000	5,468,750

Virgin Media Finance PLC (A)	5.000	07-15-30	3,905,000	4,086,583

WMG Acquisition Corp. (A)	3.000	02-15-31	2,995,000	2,914,524

WMG Acquisition Corp. (A)	3.875	07-15-30	3,000,000	3,102,870

WMG Acquisition Corp. (A)	5.500	04-15-26	6,735,000	6,987,563

Wireless telecommunication services 4.2%

SoftBank Group Corp.	5.125	09-19-27	4,000,000	4,165,500

SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (C)	6.875	07-19-27	14,117,000	13,940,513

Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,359,725

Sprint Communications, Inc.	11.500	11-15-21	1,600,000	1,746,000

Sprint Corp.	7.125	06-15-24	4,675,000	5,440,531

Sprint Corp.	7.250	09-15-21	4,800,000	4,998,000

Sprint Corp.	7.875	09-15-23	2,250,000	2,593,125

T-Mobile USA, Inc.	4.750	02-01-28	4,225,000	4,536,847

T-Mobile USA, Inc.	6.500	01-15-26	5,020,000	5,216,784

U.S. Cellular Corp.	6.700	12-15-33	6,500,000	8,515,000

Consumer discretionary 12.9%				171,563,540

Auto components 0.6%

American Axle & Manufacturing, Inc.	6.875	07-01-28	3,135,000	3,323,100

Dealer Tire LLC (A)	8.000	02-01-28	1,900,000	1,952,250

The Goodyear Tire & Rubber Company	9.500	05-31-25	2,700,000	3,040,829

10	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Consumer discretionary (continued)

Automobiles 2.3%

Ford Motor Company	4.750	01-15-43	5,667,000	$5,573,778

Ford Motor Credit Company LLC	3.350	11-01-22	855,000	866,970

Ford Motor Credit Company LLC	4.134	08-04-25	3,775,000	3,907,125

General Motors Company	6.750	04-01-46	2,000,000	2,850,182

General Motors Company	6.800	10-01-27	3,266,000	4,195,437

Tesla, Inc. (A)	5.300	08-15-25	12,000,000	12,491,400

Diversified consumer services 1.1%

Garda World Security Corp. (A)	4.625	02-15-27	3,095,000	3,102,738

Sotheby’s (A)	7.375	10-15-27	7,080,000	7,434,000

Stena International SA (A)	6.125	02-01-25	3,400,000	3,366,000

Hotels, restaurants and leisure 6.1%

Bally’s Corp. (A)	6.750	06-01-27	9,723,000	10,160,535

Caesars Resort Collection LLC (A)	5.750	07-01-25	1,425,000	1,508,719

Carnival Corp. (A)	7.625	03-01-26	1,580,000	1,676,254

Carnival Corp. (A)	11.500	04-01-23	2,615,000	2,977,831

Connect Finco SARL (A)	6.750	10-01-26	7,940,000	8,228,222

Dave & Buster’s, Inc. (A)	7.625	11-01-25	3,170,000	3,288,875

Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	1,495,000	1,608,994

International Game Technology PLC (A)	5.250	01-15-29	1,385,000	1,465,157

International Game Technology PLC (A)	6.500	02-15-25	6,160,000	6,791,400

Jacobs Entertainment, Inc. (A)	7.875	02-01-24	6,590,000	6,688,850

Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25	3,080,000	3,280,539

MGM Resorts International	6.000	03-15-23	7,000,000	7,488,460

New Red Finance, Inc. (A)	4.375	01-15-28	2,395,000	2,472,838

Waterford Gaming LLC (A)(B)(D)	8.625	09-15-14	1,585,205	0

Wyndham Destinations, Inc. (A)	4.625	03-01-30	4,557,000	4,712,211

Wyndham Destinations, Inc.	6.600	10-01-25	8,825,000	9,906,063

Wyndham Destinations, Inc. (A)	6.625	07-31-26	3,560,000	3,996,100

Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	3,308,596

Yum! Brands, Inc. (A)	4.750	01-15-30	1,625,000	1,756,706

Household durables 0.2%

Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	2,910,000	3,237,375

Internet and direct marketing retail 0.2%

Expedia Group, Inc. (A)	6.250	05-01-25	2,250,000	2,570,625

Multiline retail 0.5%

Macy’s, Inc. (A)	8.375	06-15-25	3,560,000	3,880,222

Nordstrom, Inc. (A)	8.750	05-15-25	3,000,000	3,345,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Rate (%)	Maturity date	Par value^	Value

Consumer discretionary (continued)

Specialty retail 1.2%

Abercrombie & Fitch Management Company (A)	8.750	07-15-25	1,360,000	$1,479,000

Carvana Company (A)	5.625	10-01-25	4,180,000	4,200,900

Carvana Company (A)	5.875	10-01-28	4,300,000	4,364,500

Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,914,046

Michaels Stores, Inc. (A)	4.750	10-01-27	1,450,000	1,450,000

Textiles, apparel and luxury goods 0.7%

G-III Apparel Group, Ltd. (A)	7.875	08-15-25	4,540,000	4,938,612

Hanesbrands, Inc. (A)	5.375	05-15-25	4,475,000	4,763,101

Consumer staples 2.8%				37,593,144

Food and staples retailing 0.2%

Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	3,000,000	3,067,500

Food products 2.4%

Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,686,000

JBS Investments II GmbH (A)	5.750	01-15-28	2,430,000	2,594,049

Kraft Heinz Foods Company (A)	4.250	03-01-31	1,825,000	2,025,636

Kraft Heinz Foods Company	6.750	03-15-32	4,599,000	6,142,246

Lamb Weston Holdings, Inc. (A)	4.875	05-15-28	1,395,000	1,548,450

Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,616,750

Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,941,738

Simmons Foods, Inc. (A)	5.750	11-01-24	4,900,000	5,010,250

Simmons Foods, Inc. (A)	7.750	01-15-24	3,575,000	3,735,875

Household products 0.2%

Edgewell Personal Care Company (A)	5.500	06-01-28	2,070,000	2,224,650

Energy 10.5%				139,855,699

Energy equipment and services 1.5%

CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,241,150

CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,013,449

CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (A)	10.000	04-01-26	7,053,968	5,149,397

Tervita Corp. (A)	7.625	12-01-21	6,096,000	6,099,658

Tervita Corp. (A)	11.000	12-01-25	3,390,000	3,517,837

Transocean, Inc. (A)	8.000	02-01-27	2,725,000	1,008,250

Oil, gas and consumable fuels 9.0%

Aker BP ASA (A)	4.750	06-15-24	4,560,000	4,712,254

Antero Resources Corp.	5.000	03-01-25	4,000,000	3,180,000

Apache Corp.	4.625	11-15-25	3,705,000	3,852,089

Apache Corp.	4.875	11-15-27	4,095,000	4,277,228

12	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Energy (continued)

Oil, gas and consumable fuels (continued)

Ascent Resources Utica Holdings LLC (A)	9.000	11-01-27	1,103,000	$1,163,665

Calumet Specialty Products Partners LP	7.750	04-15-23	2,650,000	2,562,484

Cheniere Energy Partners LP	4.500	10-01-29	6,570,000	6,846,071

CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,828,000

Continental Resources, Inc. (A)	5.750	01-15-31	9,700,000	10,403,250

DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (C)	7.375	12-15-22	5,960,000	4,470,000

DCP Midstream Operating LP	5.375	07-15-25	7,300,000	7,874,875

Enbridge, Inc. (5.750% to 4-15-30,then 5 Year CMT + 5.314%)	5.750	07-15-80	2,770,000	3,016,018

Enbridge, Inc. (6.250% to 3-1-28,then 3 month LIBOR + 3.641%)	6.250	03-01-78	4,135,000	4,425,297

Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,722,250

Energy Transfer Operating LP	5.500	06-01-27	2,030,000	2,333,101

Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	5,345,000	5,069,733

Indigo Natural Resources LLC (A)	6.875	02-15-26	2,500,000	2,537,500

MEG Energy Corp. (A)	6.500	01-15-25	3,000,000	3,060,000

MEG Energy Corp. (A)	7.125	02-01-27	3,000,000	2,940,000

MPLX LP (6.875% to 2-15-23,then 3 month LIBOR + 4.652%) (C)	6.875	02-15-23	4,400,000	4,004,000

Occidental Petroleum Corp.	6.375	09-01-28	1,805,000	1,840,198

Occidental Petroleum Corp.	6.625	09-01-30	1,805,000	1,885,214

Parkland Corp. (A)	5.875	07-15-27	4,700,000	5,052,500

Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,756,500

Parsley Energy LLC (A)	5.375	01-15-25	2,690,000	2,770,700

Parsley Energy LLC (A)	5.625	10-15-27	2,795,000	3,010,215

PBF Holding Company LLC	6.000	02-15-28	4,265,000	2,239,125

PBF Holding Company LLC	7.250	06-15-25	5,105,000	2,992,806

Plains All American Pipeline LP (6.125% to 11-15-22, then 3month LIBOR + 4.110%) (C)	6.125	11-15-22	6,750,000	4,843,125

Sabine Pass Liquefaction LLC (A)	4.500	05-15-30	2,265,000	2,642,635

Southwestern Energy Company	8.375	09-15-28	4,100,000	4,515,125

Financials 10.3%				137,159,057

Banks 5.5%

Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (C)	6.100	03-17-25	9,700,000	10,765,836

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	13

	Rate (%)	Maturity date	Par value^	Value

Financials (continued)

Banks (continued)

BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(C)	7.000	08-16-28	7,470,000	$8,861,288

Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (C)	5.650	10-06-25	4,000,000	4,420,000

Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)	8.125	12-23-25	4,215,000	5,084,344

Freedom Mortgage Corp. (A)	8.125	11-15-24	4,540,000	4,676,200

Freedom Mortgage Corp. (A)	8.250	04-15-25	3,940,000	4,048,350

HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (C)	6.500	03-23-28	5,825,000	6,516,253

ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	9,505,000	10,317,678

Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25	5,700,000	6,235,800

Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(C)	7.375	09-13-21	8,165,000	8,434,445

Wells Fargo & Company (5.875%to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	3,600,000	3,941,964

Capital markets 0.5%

Credit Suisse Group AG (7.500%to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(C)	7.500	07-17-23	5,935,000	6,461,435

Consumer finance 1.5%

Avation Capital SA (A)	6.500	05-15-21	2,040,000	1,326,000

Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (C)	6.125	06-23-25	2,000,000	2,205,000

Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,545,418

Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,192,688

OneMain Finance Corp.	6.625	01-15-28	4,195,000	4,813,763

OneMain Finance Corp.	7.125	03-15-26	3,200,000	3,683,488

OneMain Finance Corp.	8.875	06-01-25	1,880,000	2,100,900

Diversified financial services 1.2%

Allied Universal Holdco LLC (A)	6.625	07-15-26	5,880,000	6,321,000

Brightstar Escrow Corp. (A)	9.750	10-15-25	1,395,000	1,442,597

Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	5,000,000	5,318,750

Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	2,125,000	2,316,250

14	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Financials (continued)

Mortgage real estate investment trusts 0.6%

Starwood Property Trust, Inc.	5.000	12-15-21	6,315,000	$6,409,725

Starwood Property Trust, Inc. (A)	5.500	11-01-23	2,300,000	2,323,000

Thrifts and mortgage finance 1.0%

Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	4,360,000	4,349,100

Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	2,700,000	2,811,375

Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	3,136,502

NMI Holdings, Inc. (A)	7.375	06-01-25	2,800,000	3,099,908

Health care 6.4%				85,857,154

Biotechnology 0.3%

Emergent BioSolutions, Inc. (A)	3.875	08-15-28	3,810,000	3,852,863

Health care providers and services 4.8%

Centene Corp.	3.000	10-15-30	5,275,000	5,552,729

Centene Corp.	3.375	02-15-30	2,090,000	2,190,571
Centene Corp.	4.625	12-15-29	2,415,000	2,647,806

Centene Corp. (A)	5.375	06-01-26	3,850,000	4,047,313

DaVita, Inc. (A)	3.750	02-15-31	2,645,000	2,635,081

DaVita, Inc. (A)	4.625	06-01-30	6,415,000	6,743,769

Encompass Health Corp.	4.750	02-01-30	2,395,000	2,548,567

HCA, Inc.	5.375	02-01-25	9,840,000	11,016,175

MEDNAX, Inc. (A)	5.250	12-01-23	8,070,000	8,150,539

MEDNAX, Inc. (A)	6.250	01-15-27	5,535,000	5,929,147

Select Medical Corp. (A)	6.250	08-15-26	5,390,000	5,753,825

Team Health Holdings, Inc. (A)	6.375	02-01-25	3,730,000	2,874,338

US Renal Care, Inc. (A)	10.625	07-15-27	4,290,000	4,740,450

Life sciences tools and services 0.1%

Syneos Health, Inc. (A)	3.625	01-15-29	1,505,000	1,516,288

Pharmaceuticals 1.2%

Bausch Health Americas, Inc. (A)	9.250	04-01-26	4,905,000	5,445,531

Bausch Health Companies, Inc. (A)	5.500	03-01-23	1,087,000	1,087,544

Bausch Health Companies, Inc. (A)	5.500	11-01-25	4,990,000	5,140,199

Bausch Health Companies, Inc. (A)	7.000	01-15-28	3,700,000	3,984,419

Industrials 8.2%				108,503,919

Aerospace and defense 0.6%

Bombardier, Inc. (A)	7.875	04-15-27	8,700,000	7,416,750

Airlines 1.8%

American Airlines Group, Inc. (A)	5.000	06-01-22	8,450,000	6,992,375

American Airlines, Inc. (A)	11.750	07-15-25	2,300,000	2,543,800

Delta Air Lines, Inc. (A)	4.750	10-20-28	1,800,000	1,937,661

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	15

	Rate (%)	Maturity date	Par value^	Value

Industrials (continued)

Airlines (continued)

Delta Air Lines, Inc.	7.375	01-15-26	5,540,000	$6,227,861

Spirit Loyalty Cayman, Ltd. (A)	8.000	09-20-25	2,750,000	3,058,000

United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,640,000	2,799,456

Virgin Australia Holdings, Ltd. (A)(B)	8.125	11-15-24	4,625,000	375,781

Building products 0.4%

Builders FirstSource, Inc. (A)	5.000	03-01-30	1,500,000	1,616,250

Builders FirstSource, Inc. (A)	6.750	06-01-27	3,000,000	3,243,750

Commercial services and supplies 1.4%

Cimpress PLC (A)	7.000	06-15-26	8,800,000	9,042,000

Harsco Corp. (A)	5.750	07-31-27	4,920,000	5,202,998

LSC Communications, Inc. (A)(B)	8.750	10-15-23	5,845,000	920,588

Stericycle, Inc. (A)	3.875	01-15-29	1,580,000	1,643,200

Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,450,800

Construction and engineering 1.0%

AECOM	5.125	03-15-27	4,250,000	4,749,375

MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,491,323

Picasso Finance Sub, Inc. (A)	6.125	06-15-25	2,385,000	2,552,689

Tutor Perini Corp. (A)	6.875	05-01-25	4,000,000	4,010,440

Electrical equipment 0.2%

WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,920,944

Machinery 0.7%

JB Poindexter & Company, Inc. (A)	7.125	04-15-26	3,450,000	3,661,313

Vertical Holdco GmbH (A)	7.625	07-15-28	1,590,000	1,703,288

Vertical US Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,423,000

Road and rail 1.2%

Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	4,982,000

Uber Technologies, Inc. (A)	7.500	09-15-27	3,600,000	3,928,500

Uber Technologies, Inc. (A)	8.000	11-01-26	7,230,000	7,790,325

Trading companies and distributors 0.9%

Air Lease Corp.	2.875	01-15-26	50,000	51,764

Ashland LLC	6.875	05-15-43	2,710,000	3,563,650

H&E Equipment Services, Inc. (A)	3.875	12-15-28	4,400,000	4,400,000

Herc Holdings, Inc. (A)	5.500	07-15-27	3,610,000	3,804,038

Information technology 3.6%				47,344,237

Electronic equipment, instruments and components 0.4%

APX Group, Inc. (A)	6.750	02-15-27	5,000,000	5,400,000

IT services 1.3%

Gartner, Inc. (A)	4.500	07-01-28	4,975,000	5,223,750

16	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Information technology (continued)

IT services (continued)

Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	$3,695,825

Sabre GLBL, Inc. (A)	9.250	04-15-25	4,000,000	4,678,000

Shift4 Payments LLC (A)	4.625	11-01-26	3,400,000	3,531,920

Semiconductors and semiconductor equipment 0.3%

Microchip Technology, Inc. (A)	4.250	09-01-25	1,560,000	1,635,582

ON Semiconductor Corp. (A)	3.875	09-01-28	2,150,000	2,214,500

Software 0.6%

BY Crown Parent LLC (A)	4.250	01-31-26	1,660,000	1,705,650

j2 Global, Inc. (A)	4.625	10-15-30	3,430,000	3,558,111

Rackspace Technology Global, Inc. (A)	5.375	12-01-28	2,470,000	2,581,669

Technology hardware, storage and peripherals 1.0%

CDW LLC	3.250	02-15-29	1,755,000	1,759,563

Seagate HDD Cayman (A)	4.091	06-01-29	1,796,000	1,985,162

Xerox Corp.	6.750	12-15-39	3,000,000	3,168,255

Xerox Holdings Corp. (A)	5.500	08-15-28	6,000,000	6,206,250

Materials 6.3%				83,978,314

Chemicals 1.3%

Atotech Alpha 2 BV (8.750% Cashor 9.500% PIK) (A)	8.750	06-01-23	5,180,003	5,218,853

The Chemours Company (A)	5.750	11-15-28	8,200,000	8,343,500

The Scotts Miracle-Gro Company	4.500	10-15-29	2,910,000	3,106,425

Construction materials 0.1%

James Hardie International Finance DAC (A)	5.000	01-15-28	1,000,000	1,057,500

Containers and packaging 1.9%

ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	2,195,000	2,312,981

Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,810,000	3,973,259

Can-Pack SA (A)	3.125	11-01-25	1,785,000	1,816,238

Graham Packaging Company, Inc. (A)	7.125	08-15-28	1,605,000	1,721,363

Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	3,250,000	3,518,125

Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	3,370,500

Sealed Air Corp. (A)	5.250	04-01-23	2,000,000	2,126,900

Sealed Air Corp. (A)	6.875	07-15-33	2,000,000	2,647,710

Trivium Packaging Finance BV (A)	5.500	08-15-26	3,525,000	3,692,438

Metals and mining 2.5%

Arconic Corp. (A)	6.000	05-15-25	6,540,000	7,046,850

Carpenter Technology Corp.	6.375	07-15-28	2,568,000	2,797,097

First Quantum Minerals, Ltd. (A)	6.875	10-15-27	5,440,000	5,691,600

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	17

	Rate (%)	Maturity date	Par value^		Value

Materials (continued)

Metals and mining (continued)

Freeport-McMoRan, Inc.	4.250	03-01-30		5,960,000	$6,480,487

Freeport-McMoRan, Inc.	5.000	09-01-27		2,850,000	3,028,125

Freeport-McMoRan, Inc.	5.450	03-15-43		4,050,000	5,062,500

Novelis Corp. (A)	4.750	01-30-30		3,455,000	3,667,413

Paper and forest products 0.5%

Boise Cascade Company (A)	4.875	07-01-30		3,125,000	3,390,625

Norbord, Inc. (A)	6.250	04-15-23		3,610,000	3,907,825

Real estate 1.2%					16,125,656

Equity real estate investment trusts 0.9%

GLP Capital LP	5.375	04-15-26		5,275,000	5,963,546

VICI Properties LP (A)	4.625	12-01-29		5,910,000	6,298,110

Real estate management and development 0.3%

WeWork Companies, Inc. (A)	7.875	05-01-25		5,600,000	3,864,000

Utilities 3.0%					39,656,900

Electric utilities 1.3%

NRG Energy, Inc. (A)	3.375	02-15-29		1,505,000	1,536,981

NRG Energy, Inc. (A)	3.625	02-15-31		2,350,000	2,438,125

NRG Energy, Inc.	6.625	01-15-27		6,640,000	6,988,600

PG&E Corp.	5.000	07-01-28		1,445,000	1,542,538

PG&E Corp.	5.250	07-01-30		1,445,000	1,575,050

Vistra Operations Company LLC (A)	5.625	02-15-27		3,130,000	3,306,219

Gas utilities 1.0%

AmeriGas Partners LP	5.500	05-20-25		2,900,000	3,190,000

AmeriGas Partners LP	5.625	05-20-24		4,150,000	4,523,500

AmeriGas Partners LP	5.750	05-20-27		5,150,000	5,819,500

Independent power and renewable electricity producers 0.2%

Clearway Energy Operating LLC (A)	4.750	03-15-28		2,750,000	2,949,155

Multi-utilities 0.5%

Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		1,245,000	1,435,619

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (C)	4.875	10-15-25		4,115,000	4,351,613

Convertible bonds 1.5%					$20,710,743

(Cost $18,718,410)

Communication services 0.8%					10,475,890

Entertainment 0.3%

Cinemark Holdings, Inc. (A)	4.500	08-15-25		1,670,000	2,193,163

WildBrain, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	2,251,482

18	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Communication services (continued)

Media 0.5%

DISH Network Corp.	3.375	08-15-26	6,050,000	$6,031,245

Industrials 0.2%				2,986,922

Airlines 0.2%

Air Canada (A)	4.000	07-01-25	2,000,000	2,986,922

Information technology 0.5%				7,247,931

IT services 0.3%

Sabre GLBL, Inc. (A)	4.000	04-15-25	2,550,000	4,315,875

Technology hardware, storage and peripherals 0.2%

Western Digital Corp.	1.500	02-01-24	3,000,000	2,932,056

Term loans (E) 3.1%				$40,989,931

(Cost $42,099,554)

Communication services 1.4%				17,857,038

Diversified telecommunication services 0.1%

Consolidated Communications, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.750	10-02-27	1,700,000	1,698,521

Interactive media and services 1.0%

Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.000%)	4.150	08-27-26	2,147,375	2,141,234

Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-23	7,252,285	7,229,658

Arches Buyer, Inc., 2020 Term Loan (F)	TBD	11-24-27	3,300,000	3,287,625

Media 0.3%

LCPR Loan Financing LLC, Term Loan B (1 month LIBOR + 5.000%)	5.141	10-15-26	3,500,000	3,500,000

Consumer discretionary 0.4%				5,499,156

Auto components 0.3%

American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	8.500	09-02-24	4,014,133	3,618,460

Hotels, restaurants and leisure 0.1%

Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%)	4.646	07-21-25	1,900,000	1,880,696

Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (B)(D)	0.000	06-06-21	757,938	0

Fontainebleau Las Vegas LLC, Term Loan B (B)(D)	0.000	06-06-21	1,618,638	0

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	19

	Rate (%)	Maturity date	Par value^	Value

Energy 0.2%				$2,428,502

Oil, gas and consumable fuels 0.2%

Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan	10.000	11-01-25	2,297,000	2,428,502

Industrials 0.5%				6,879,483

Aerospace and defense 0.3%

WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25	4,324,487	3,983,933

Airlines 0.0%

SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%)	4.750	10-20-27	600,000	612,678

Road and rail 0.2%

Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	5.000	04-04-25	2,288,295	2,282,872

Information technology 0.4%				5,214,175

IT services 0.2%

NeuStar, Inc., 2nd Lien Term Loan (1 month LIBOR + 8.000%)	9.000	08-08-25	3,794,103	3,224,988

Software 0.2%

Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	4.391	12-15-24	1,992,674	1,989,187

Utilities 0.2%				3,111,577

Electric utilities 0.2%

PG&E Corp., 2020 Term Loan (3 month LIBOR + 4.500%)	5.500	06-23-25	3,092,250	3,111,577

Collateralized mortgage obligations 0.5%				$6,796,066

(Cost $4,559,202)

Commercial and residential 0.5%				6,796,066

BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(G)	3.716	04-14-33	2,000,000	2,001,433

BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(H)	2.578	03-15-37	1,160,000	1,025,803

BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(H)	2.092	03-15-37	835,000	829,242

HarborView Mortgage Loan Trust Series 2007-3, Class ES IO (A)	0.350	05-19-47	56,422,804	714,036

Series 2007-4, Class ES IO	0.350	07-19-47	61,064,538	807,872

20	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Commercial and residential (continued)

Series 2007-6, Class ES IO (A)	0.343	08-19-37	55,827,344	$783,046

MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	641,259	634,634

Asset backed securities 0.3%				$3,456,712

(Cost $3,353,035)

Asset backed securities 0.3%				3,456,712

Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	3,320,250	3,456,712

			Shares	Value

Common stocks 0.3%				$4,761,993

(Cost $11,665,613)

Communication services 0.0%				0

Media 0.0%

Vertis Holdings, Inc. (D)(I)			560,094	0

Energy 0.0%				0

Energy equipment and services 0.0%

TPT Acquisition, Inc. (D)(I)			2,560	0

Utilities 0.3%				4,761,993

Multi-utilities 0.3%

Dominion Energy, Inc.			47,383	4,761,993

Preferred securities 3.6%				$47,807,997

(Cost $49,084,367)

Communication services 0.3%				4,363,920

Media 0.3%

2020 Cash Mandatory Exchangeable Trust, 5.250% (A)			3,600	4,363,920

Energy 0.3%				3,461,895

Oil, gas and consumable fuels 0.3%

Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%)			154,411	3,461,895

Financials 0.6%				7,949,561

Banks 0.6%

GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.007% (H)			305,870	7,949,561

Health care 0.5%				7,083,452

Health care equipment and supplies 0.5%

Becton, Dickinson and Company, 6.000%			69,867	3,623,303

Boston Scientific Corp., 5.500%			33,983	3,460,149

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	21

			Shares	Value

Industrials 0.1%				$1,714,575

Construction and engineering 0.1%

Glasstech, Inc., Series A (D)(I)(J)			143	85,800

Glasstech, Inc., Series B (D)(I)(J)			4,475	873,431

Machinery 0.0%

Stanley Black & Decker, Inc., 5.250%			6,800	755,344

Information technology 0.4%				4,690,753

Semiconductors and semiconductor equipment 0.4%

Broadcom, Inc., 8.000%			3,525	4,690,753

Utilities 1.4%				18,543,841

Electric utilities 1.0%

American Electric Power Company, Inc., 6.125%			52,048	2,626,863

NextEra Energy, Inc., 5.279%			105,750	5,157,428

NextEra Energy, Inc., 6.219%			71,402	3,493,700

The Southern Company, 6.750%			34,132	1,699,432

Multi-utilities 0.4%

DTE Energy Company, 6.250%			115,750	5,566,418

Warrants 0.1%				$749,427

(Cost $0)

Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (I)			64,618	180,930

Stearns LLC (Expiration Date: 11-5-39) (D)(I)(K)			305,128	568,497

		Contracts/Notional amount		Value

Purchased options 0.0%				$405,350

(Cost $3,666,769)

Puts 0.0%				405,350

Exchange Traded Option on iShares iBoxx High Yield Corporate Bond ETF (Expiration Date: 1-15-21; Strike Price: $82.00; Notional Amount: 1,210,000) (I)			12,100	405,350

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 2.4%				$31,487,000

(Cost $31,487,000)

U.S. Government Agency 0.2%				2,585,000

Federal Agricultural Mortgage Corp. Discount Note	0.010	12-01-20	2,585,000	2,585,000

22	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value

Repurchase agreement 2.2%		28,902,000

Barclays Tri-Party Repurchase Agreement dated 11-30-20 at 0.070% to be repurchased at $21,684,042 on 12-1-20, collateralized by $19,986,800 U.S. Treasury Notes, 2.375% due 4-30-26 (valued at $22,117,757)	21,684,000	21,684,000

Repurchase Agreement with State Street Corp. dated 11-30-20 at 0.000% to be repurchased at $7,218,000 on 12-1-20, collateralized by $7,170,500 U.S. Treasury Notes, 1.875% due 1-31-22 (valued at $7,362,404)	7,218,000	7,218,000

Total investments (Cost $1,283,153,636) 99.5%		$1,323,602,169

Other assets and liabilities, net 0.5%		6,575,369

Total net assets 100.0%		$1,330,177,538

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

CAD	Canadian Dollar

Security Abbreviations and Legend

CMT	Constant Maturity Treasury

ICE	Intercontinental Exchange

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR	London Interbank Offered Rate

PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $804,156,302 or 60.5% of the fund’s net assets as of 11-30-20.

(B)	Non-income producing - Issuer is in default.

(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(I)	Non-income producing security.

(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	23

(K)	Strike price and/or expiration date not available.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

24	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation

CAD	100,000	USD	77,218	TD	1/27/2021	—	$(191)

USD	1,973,959	CAD	2,607,396	CITI	1/27/2021	—	(34,450)

USD	41,109	CAD	55,000	RBC	1/27/2021	—	(1,256)

USD	308,507	CAD	405,000	TD	1/27/2021	—	(3,454)

						—	$(39,351)

WRITTEN OPTIONS

Options on securities

Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value

Puts

Exchange-traded	iShares iBoxx High Yield Corporate Bond ETF	USD	76.00	Jan 2021	12,100	1,210,000	$1,542,245	$(139,150)

							$1,542,245	$(139,150)

Derivatives Currency Abbreviations

CAD	Canadian Dollar

USD	U.S. Dollar

Derivatives Abbreviations

CITI	Citibank, N.A.

OTC	Over-the-counter

RBC	Royal Bank of Canada

TD	The Toronto-Dominion Bank

At 11-30-20, the aggregate cost of investments for federal income tax purposes was $1,284,616,916. Net unrealized appreciation aggregated to $38,806,752, of which $76,927,736 related to gross unrealized appreciation and $38,120,984 related to gross unrealized depreciation.

See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	25

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,283,153,636)	$1,323,602,169
Cash	1,096,025
Foreign currency, at value (Cost $930)	959
Dividends and interest receivable	18,952,557
Receivable for fund shares sold	265,047
Receivable for investments sold	8,703,853
Other assets	87,624
Total assets	1,352,708,234

Liabilities
Unrealized depreciation on forward foreign currency contracts	39,351
Written options, at value (Premiums received $1,542,245)	139,150
Distributions payable	97,661
Payable for investments purchased	20,498,843
Payable for fund shares repurchased	1,473,817
Payable to affiliates
Accounting and legal services fees	43,316
Transfer agent fees	39,412
Trustees’ fees	776
Other liabilities and accrued expenses	198,370
Total liabilities	22,530,696
Net assets	$1,330,177,538

Net assets consist of
Paid-in capital	$1,801,013,783
Total distributable earnings (loss)	(470,836,245)
Net assets	$1,330,177,538

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($278,073,826 ÷ 82,075,563 shares)[1]	$3.39
Class C ($30,766,496 ÷ 9,082,102 shares)[1]	$3.39
Class I ($91,116,933 ÷ 26,920,318 shares)	$3.38
Class R6 ($25,522,439 ÷ 7,549,165 shares)	$3.38
Class NAV ($904,697,844 ÷ 267,477,517 shares)	$3.38

Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

26	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-20 (unaudited)

Investment income
Interest	$34,352,558
Dividends	1,522,380
Total investment income	35,874,938

Expenses
Investment management fees	3,155,819
Distribution and service fees	525,284
Accounting and legal services fees	121,978
Transfer agent fees	246,476
Trustees’ fees	10,024
Custodian fees	93,599
State registration fees	44,666
Printing and postage	35,192
Professional fees	56,222
Other	28,076
Total expenses	4,317,336
Less expense reductions	(46,183)
Net expenses	4,271,153
Net investment income	31,603,785

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(10,006,122)
Forward foreign currency contracts	10,345
(9,995,777)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	93,906,529
Forward foreign currency contracts	(126,172)
Written options	1,403,095
95,183,452
Net realized and unrealized gain (loss)	85,187,675
Increase in net assets from operations	$116,791,460

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	27

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-20 (unaudited)	Year ended 5-31-20

Increase (decrease) in net assets
From operations
Net investment income	$31,603,785	$55,823,799
Net realized loss	(9,995,777)	(26,133,504)
Change in net unrealized appreciation (depreciation)	95,183,452	(36,275,054)
Increase (decrease) in net assets resulting from operations	116,791,460	(6,584,759)
Distributions to shareholders
From earnings
Class A	(6,351,957)	(15,947,889)
Class B1	(13,351)	(93,249)
Class C	(729,665)	(2,134,394)
Class I	(2,457,900)	(5,571,952)
Class R6	(614,047)	(1,233,538)
Class NAV	(21,405,751)	(31,447,831)
Total distributions	(31,572,671)	(56,428,853)
From fund share transactions	153,317,410	130,528,266
Total increase	238,536,199	67,514,654

Net assets
Beginning of period	1,091,641,339	1,024,126,685
End of period	$1,330,177,538	$1,091,641,339

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.

28	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

CLASS A SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17		5-31-16

Per share operating performance
Net asset value, beginning of period	$3.16		$3.37	$3.41	$3.54	$3.32		$3.62
Net investment income[2]	0.08		0.17	0.19	0.19	0.19		0.20
Net realized and unrealized gain (loss) on investments	0.23		(0.20)	(0.04)	(0.13)	0.23		(0.28)
Total from investment operations	0.31		(0.03)	0.15	0.06	0.42		(0.08)
Less distributions
From net investment income	(0.08)		(0.18)	(0.19)	(0.19)	(0.20)		(0.22)
Net asset value, end of period	$3.39		$3.16	$3.37	$3.41	$3.54		$3.32
Total return (%)[3,4]	9.83[5]		(1.12)	4.46	1.60	13.10		(2.03)

Ratios and supplemental data
Net assets, end of period (in millions)	$278		$262	$309	$336	$367		$258
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[6]	0.94	0.94	0.94	0.96		0.97
Expenses including reductions	0.92	[6]	0.93	0.94	0.93	0.96		0.96
Net investment income	4.71	[6]	5.23	5.66	5.50	5.58		6.01
Portfolio turnover (%)	37		59	59	52	65	[7]	89

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	29

CLASS C SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17		5-31-16

Per share operating performance
Net asset value, beginning of period	$3.16		$3.37	$3.41	$3.54	$3.31		$3.62
Net investment income[2]	0.06		0.15	0.17	0.17	0.17		0.18
Net realized and unrealized gain (loss) on investments	0.24		(0.21)	(0.05)	(0.14)	0.24		(0.30)
Total from investment operations	0.30		(0.06)	0.12	0.03	0.41		(0.12)
Less distributions
From net investment income	(0.07)		(0.15)	(0.16)	(0.16)	(0.18)		(0.19)
Net asset value, end of period	$3.39		$3.16	$3.37	$3.41	$3.54		$3.31
Total return (%)[3,4]	9.42[5]		(1.86)	3.69	0.84	12.26		(2.77)

Ratios and supplemental data
Net assets, end of period (in millions)	$31		$39	$55	$72	$121		$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	[6]	1.69	1.69	1.69	1.71		1.73
Expenses including reductions	1.67	[6]	1.68	1.69	1.68	1.71		1.72
Net investment income	3.95	[6]	4.48	4.91	4.75	4.83		5.26
Portfolio turnover (%)	37		59	59	52	65	[7]	89

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

30	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17		5-31-16

Per share operating performance
Net asset value, beginning of period	$3.16		$3.36	$3.41	$3.53	$3.31		$3.62
Net investment income[2]	0.08		0.18	0.20	0.20	0.20		0.21
Net realized and unrealized gain (loss) on investments	0.22		(0.20)	(0.05)	(0.12)	0.23		(0.29)
Total from investment operations	0.30		(0.02)	0.15	0.08	0.43		(0.08)
Less distributions
From net investment income	(0.08)		(0.18)	(0.20)	(0.20)	(0.21)		(0.23)
Net asset value, end of period	$3.38		$3.16	$3.36	$3.41	$3.53		$3.31
Total return (%)[3]	9.65[4]		(0.58)	4.40	2.14	13.42		(2.07)

Ratios and supplemental data
Net assets, end of period (in millions)	$91		$91	$99	$147	$212		$34
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	[5]	0.69	0.71	0.69	0.70		0.72
Expenses including reductions	0.67	[5]	0.68	0.70	0.68	0.69		0.71
Net investment income	4.94	[5]	5.48	5.89	5.72	5.81		6.24
Portfolio turnover (%)	37		59	59	52	65	[6]	89

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	31

CLASS R6 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$3.16		$3.36	$3.40	$3.53	$3.46
Net investment income[3]	0.08		0.19	0.20	0.21	0.11
Net realized and unrealized gain (loss) on investments	0.22		(0.20)	(0.04)	(0.14)	0.08
Total from investment operations	0.30		(0.01)	0.16	0.07	0.19
Less distributions
From net investment income	(0.08)		(0.19)	(0.20)	(0.20)	(0.12)
Net asset value, end of period	$3.38		$3.16	$3.36	$3.40	$3.53
Total return (%)[4]	9.71[5]		(0.47)	4.82	1.95	5.73	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$26		$22	$20	$21	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	[6]	0.58	0.59	0.59	0.61	[6]
Expenses including reductions	0.56	[6]	0.57	0.59	0.58	0.58	[6]
Net investment income	5.07	[6]	5.60	6.00	5.90	5.68	[6]
Portfolio turnover (%)	37		59	59	52	65	[7,8]

[1]	Six months ended 11-30-20. Unaudited.
[2]	The inception date for Class R6 shares is 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.

32	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17		5-31-16

Per share operating performance
Net asset value, beginning of period	$3.16		$3.36	$3.41	$3.53	$3.31		$3.62
Net investment income[2]	0.08		0.19	0.20	0.20	0.21		0.21
Net realized and unrealized gain (loss) on investments	0.22		(0.20)	(0.05)	(0.12)	0.23		(0.29)
Total from investment operations	0.30		(0.01)	0.15	0.08	0.44		(0.08)
Less distributions
From net investment income	(0.08)		(0.19)	(0.20)	(0.20)	(0.22)		(0.23)
Net asset value, end of period	$3.38		$3.16	$3.36	$3.41	$3.53		$3.31
Total return (%)[3]	9.71[4]		(0.46)	4.53	2.25	13.56		(1.93)

Ratios and supplemental data
Net assets, end of period (in millions)	$905		$676	$538	$279	$302		$290
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56	[5]	0.57	0.58	0.58	0.59		0.59
Expenses including reductions	0.55	[5]	0.56	0.57	0.57	0.58		0.58
Net investment income	5.09	[5]	5.62	5.99	5.86	5.97		6.39
Portfolio turnover (%)	37		59	59	52	65	[6]	89

[1]	Six months ended 11-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	33

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

34	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2020, by major security category or type:

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$1,166,436,950	—	$1,166,436,950	—
Convertible bonds	20,710,743	—	20,710,743	—
Term loans	40,989,931	—	40,989,931	—
Collateralized mortgage obligations	6,796,066	—	6,796,066	—
Asset backed securities	3,456,712	—	3,456,712	—
Common stocks	4,761,993	$4,761,993	—	—
Preferred securities	47,807,997	42,484,846	4,363,920	$959,231
Warrants	749,427	180,930	—	568,497
Purchased options	405,350	405,350	—	—
Short-term investments	31,487,000	—	31,487,000	—
Total investments in securities	$1,323,602,169	$47,833,119	$1,274,241,322	$1,527,728
Derivatives:
Liabilities
Forward foreign currency contracts	$(39,351)	—	$(39,351)	—
Written options	(139,150)	$(139,150)	—	—

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	35

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

36	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended November 30, 2020 were $4,933.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2020, the fund has a short-term capital loss carryforward of $27,592,354 and a long-term capital loss carryforward of $478,757,721 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	37

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange

38	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2020, the fund used forward foreign currency contracts to manage against changes in foreign currency exchanges rates. The fund held forward foreign currency contracts with USD notional values ranging from $2.3 million to $3.5 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended November 30, 2020, the fund used purchased options contracts to gain exposure to certain bond markets. The fund held purchased options contracts with market values ranging up to $2.6 million, as measured at each quarter end.

During the six months ended November 30, 2020, the fund wrote option contracts to gain exposure to certain bond markets. The fund held written option contracts with market values ranging up to $1.2 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2020 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	—	$(39,351)
Equity	Unaffiliated investments, at value[1]	Purchased options	$405,350	—
Equity	Written options, at value	Written options	—	(139,150)
			$405,350	$(178,501)

[1]	Purchased options are included in Fund’s investments.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	39

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2020:

Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$10,345

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2020:

	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Forward foreign currency contracts	Written options	Total
Currency	—	$(126,172)	—	$(126,172)
Equity	$(3,261,419)	—	$1,403,095	(1,858,324)
Total	$(3,261,419)	$(126,172)	$1,403,095	$(1,984,496)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $350 million of the fund’s average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is

40	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.72% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, prime brokerage fees, borrowing costs and short dividend expense. The current expense limitation agreement for Class I will expire on September 30, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$9,767
Class B	24
Class C	1,333
Class I	3,595

Class	Expense reduction
Class R6	$878
Class NAV	30,586
Total	$46,183

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

Class B was redesignated during the period. Refer to Note 6 for further details.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $97,188 for the six months ended November 30, 2020. Of this amount, $14,105 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $83,083 was paid as sales commissions to broker-dealers.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	41

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2020, CDSCs received by the Distributor amounted to $756 and $498 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$337,114	$162,529
Class B	3,416	407
Class C	184,754	22,258
Class I	—	59,833
Class R6	—	1,449
Total	$525,284	$246,476

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2020 and for the year ended May 31, 2020 were as follows:

	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class A shares

Sold	7,861,293	$25,965,926	13,105,799	$43,996,415

Distributions reinvested	1,771,543	5,832,987	4,221,346	14,006,662

Repurchased	(10,453,617)	(34,355,838)	(26,176,469)	(84,792,428)

Net decrease	(820,781)	$(2,556,925)	(8,849,324)	$(26,789,351)

42	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

	Six Months Ended 11-30-20		Year Ended 5-31-20

	Shares	Amount	Shares	Amount

Class B shares

Sold	7,761	$25,837	16,852	$57,502

Distributions reinvested	3,437	11,238	25,486	85,525

Repurchased	(340,828)	(1,127,345)	(591,194)	(1,961,774)

Net decrease	(329,630)	$(1,090,270)	(548,856)	$(1,818,747)

Class C shares

Sold	326,109	$1,072,521	674,719	$2,243,300

Distributions reinvested	216,774	712,464	618,995	2,057,767

Repurchased	(3,711,569)	(12,282,333)	(5,322,470)	(17,606,302)

Net decrease	(3,168,686)	$(10,497,348)	(4,028,756)	$(13,305,235)

Class I shares

Sold	8,805,872	$28,655,795	10,771,370	$35,954,900

Distributions reinvested	745,219	2,447,454	1,669,462	5,535,701

Repurchased	(11,342,490)	(37,275,860)	(13,153,072)	(42,757,389)

Net decrease	(1,791,399)	$(6,172,611)	(712,240)	$(1,266,788)

Class R6 shares

Sold	1,179,628	$3,865,827	2,494,720	$8,322,014

Distributions reinvested	180,523	593,050	362,237	1,196,624

Repurchased	(881,248)	(2,890,754)	(1,808,882)	(5,922,858)

Net increase	478,903	$1,568,123	1,048,075	$3,595,780

Class NAV shares

Sold	53,222,487	$171,564,985	67,641,176	$214,554,404

Distributions reinvested	6,512,380	21,405,751	9,510,970	31,447,831

Repurchased	(6,397,153)	(20,904,295)	(23,063,052)	(75,889,628)

Net increase	53,337,714	$172,066,441	54,089,094	$170,112,607

Total net increase	47,706,121	$153,317,410	40,997,993	$130,528,266

Affiliates of the fund owned 3%, 5% and 100% of shares of Class I, Class R6 and Class NAV, respectively, on November 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount shares repurchased of the terminated class and the amount shares sold of the redesignated class.

Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$728,644

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	43

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $594,481,492 and $428,018,470, respectively, for the six months ended November 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $8,016,094 and $8,098,906, respectively, for the six months ended November 30, 2020.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2020, funds within the John Hancock group of funds complex held 66.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:

Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	24.5%
JHF II Multimanager Lifestyle Growth Portfolio	13.4%
JHF II Multimanager Lifestyle Conservative Portfolio	9.5%
JHF II Multimanager Lifestyle Moderate Portfolio	9.1%

Note 9 — Restricted securities

The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2020:

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%*	$85,800
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	873,431
								$959,231

*	Less than 0.05%.

Note 10 — LIBOR discontinuation risk

LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus

44	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

Note 11 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 12 — New accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	45

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment (US) LLC (the Subadvisor), for John Hancock High Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

46	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	47

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the fund outperformed its peer group median for the five- and ten-year periods and underperformed its peer group median for the one- and three-year periods ended December 31, 2019. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index relative to the one-, three-, five- and ten-year periods and for the peer group median relative to the one- and three-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

48	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

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(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(l)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structures contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as

50	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fees are lower than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

*  *  *

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	51

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

52	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

More information

Trustees	Investment advisor
Hassell H. McClellan, Chairperson	John Hancock Investment Management LLC
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†	Subadvisor
Charles L. Bardelis*	Manulife Investment Management (US) LLC
James R. Boyle
Peter S. Burgess*	Portfolio Managers
William H. Cunningham	John F. Addeo, CFA
Grace K. Fey	Dennis F. McCafferty, CFA
Marianne Harrison†	Caryn E. Rothman, CFA
Deborah C. Jackson
James M. Oates*	Principal distributor
Frances G. Rathke1,*	John Hancock Investment Management Distributors LLC
Gregory A. Russo
Custodian
Officers	State Street Bank and Trust Company
Andrew G. Arnott
President	Transfer agent
Charles A. Rizzo	John Hancock Signature Services, Inc.
Chief Financial Officer
Salvatore Schiavone	Legal counsel
Treasurer	K&L Gates LLP
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg[2]
Chief Compliance Officer

* Member of the Audit Committee
† Non-Independent Trustee
[1] Appointed as Independent Trustee effective as of September 15, 2020
[2] Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	53

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Not part of the shareholder report

Get your questions answered by using our shareholder resources

ONLINE

∎	Visit jhinvestments.com to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.

∎	Use our Fund Compare tool to compare thousands of funds and ETFs across dozens of risk and performance metrics—all powered by Morningstar.

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Not part of the shareholder report

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Real Estate Securities

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC  ∎   Member FINRA, SIPC

200 Berkeley Street  ∎   Boston, MA 02116-5010  ∎   800-225-5291   ∎   jhinvestments.com

This report is for the information of the shareholders of John Hancock Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1438841	57SA 11/20 1/2021

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), most global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

ESG Core Bond Fund

2	Your fund at a glance

3	Portfolio summary

4	A look at performance

6	Your expenses

8	Fund’s investments

16	Financial statements

19	Financial highlights

22	Notes to financial statements

29	Continuation of investment advisory and subadvisory agreements

36	More information

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2020 (%)

The Bloomberg Barclays U.S. Intermediate Government/Credit Index is an unmanaged index comprises the intermediate-term investment grade, US dollar-denominated U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/2020 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

	Average annual total returns (%)		Cumulative total returns (%)		SEC 30-day yield (%)	SEC 30-day yield (%)
	with maximum sales charge		with maximum sales charge		subsidized	unsubsidized†
	1-year	Since inception (12-14-16)	6-month	Since inception (12-14-16)	as of 11-30-20	as of 11-30-20
Class A	1.71	2.53	-2.84	10.41	0.26	0.04
Class I1	6.23	3.85	1.40	16.17	0.53	0.29
Class R6[1]	6.35	3.96	1.36	16.66	0.64	0.40
Index††	6.35	4.07	1.51	17.14	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4%. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6
Gross (%)	1.15	0.90	0.79
Net (%)	0.87	0.62	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

††	Index is the Bloomberg Barclays U.S. Intermediate Government/Credit Index.

See the following page for footnotes.

4	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Core Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Intermediate Government/Credit Index.

		With maximum	Without
	Start date	sales charge ($)	sales charge ($)	Index ($)
Class I1	12-14-16	11,617	11,617	11,714
Class R6[1]	12-14-16	11,666	11,666	11,714

The Bloomberg Barclays U.S. Intermediate Government/Credit Index is an unmanaged index comprises the intermediate-term investment grade, US dollar-denominated U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]	For certain types of investors, as described in the fund’s prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30,2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

6	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,011.80	$4.39	0.87%
	Hypothetical example	1,000.00	1,020.70	4.41	0.87%
Class I	Actual expenses/actual returns	1,000.00	1,014.00	3.13	0.62%
	Hypothetical example	1,000.00	1,022.00	3.14	0.62%
Class R6	Actual expenses/actual returns	1,000.00	1,013.60	2.57	0.51%
	Hypothetical example	1,000.00	1,022.50	2.59	0.51%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Fund’s investments

AS OF 11-30-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 27.2%				$17,528,441
(Cost $16,691,625)

U.S. Government 17.6%				11,308,413
U.S. Treasury
Note	0.125	08-15-23	600,000	599,180
Note	1.125	02-28-22	400,000	405,063
Note	1.625	02-15-26	800,000	850,594
Note	1.875	04-30-22	500,000	512,305
Note	1.875	07-31-22	300,000	308,637
Note	2.000	02-15-23	500,000	520,156
Note	2.000	02-15-25	650,000	696,186
Note	2.125	03-31-24	600,000	637,875
Note	2.250	11-15-24	1,100,000	1,185,207
Note	2.250	11-15-27	525,000	584,124
Note	2.375	04-30-26	1,000,000	1,104,570
Note	2.375	05-15-27	600,000	669,750
Note	2.500	05-15-24	700,000	754,605
Note	2.750	06-30-25	400,000	443,938
Note	2.750	02-15-28	250,000	287,451
Note	2.875	05-15-28	350,000	406,684
Note	2.875	08-15-28	475,000	553,412
Note	3.000	09-30-25	700,000	788,676

U.S. Government Agency 9.6%				6,220,028
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3,000	02-01-32	227,172	239,246
15 Yr Pass Thru	3.000	03-01-32	590,377	627,659
15 Yr Pass Thru	3.500	03-01-30	257,242	275,595
15 Yr Pass Thru	3.500	04-01-32	510,516	552,362
15 Yr Pass Thru	4.000	05-01-33	248,559	263,764
30 Yr Pass Thru	3.500	03-01-48	414,943	443,788
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	273,825	297,981
15 Yr Pass Thru	3.500	11-01-34	181,157	194,647
15 Yr Pass Thru	4.000	05-01-33	360,076	394,256
30 Yr Pass Thru	3.000	05-01-48	265,211	287,026
30 Yr Pass Thru	3.000	07-01-50	226,804	241,526
30 Yr Pass Thru	3.500	02-01-45	162,674	178,151
30 Yr Pass Thru	3.500	09-01-46	418,369	455,557
30 Yr Pass Thru	3.500	07-01-47	311,618	330,749
30 Yr Pass Thru	4.000	07-01-44	140,421	155,648
30 Yr Pass Thru	4.000	10-01-47	339,056	373,281
30 Yr Pass Thru	4.500	01-01-46	350,165	390,546

8	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	4.500	03-01-47	175,773	$193,571

30 Yr Pass Thru	5.000	11-01-39	280,823	324,675
Corporate bonds 47.6%				$30,660,798

(Cost $28,771,200)

Communication services 3.0%				1,956,146

Diversified telecommunication services 1.7%

AT&T, Inc.	4.125	02-17-26	290,000	336,017

AT&T, Inc.	4.300	02-15-30	200,000	238,791

Verizon Communications, Inc.	1.500	09-18-30	192,000	189,960

Verizon Communications, Inc.	4.329	09-21-28	275,000	333,607

Entertainment 0.5%

The Walt Disney Company	2.000	09-01-29	315,000	326,559

Media 0.8%

Comcast Corp.	3.150	03-01-26	295,000	329,040

Comcast Corp.	3.400	04-01-30	175,000	202,172

Consumer discretionary 2.9%				1,887,379

Automobiles 0.4%

American Honda Finance Corp.	0.650	09-08-23	270,000	272,062

Hotels, restaurants and leisure 0.5%

Starbucks Corp.	3.500	03-01-28	275,000	315,595

Multiline retail 0.5%

Target Corp.	2.650	09-15-30	275,000	307,175

Specialty retail 1.1%

Lowe’s Companies, Inc.	3.100	05-03-27	265,000	296,559

The Home Depot, Inc.	2.950	06-15-29	200,000	226,323

The Home Depot, Inc.	3.350	09-15-25	200,000	225,544

Textiles, apparel and luxury goods 0.4%

NIKE, Inc.	2.750	03-27-27	220,000	244,121

Consumer staples 4.3%				2,751,186

Beverages 1.8%

Anheuser-Busch Companies LLC	3.650	02-01-26	325,000	367,181

Anheuser-Busch InBev Worldwide, Inc.	4.750	01-23-29	150,000	184,052

PepsiCo, Inc.	2.750	03-05-22	255,000	263,026

PepsiCo, Inc.	2.750	03-19-30	305,000	341,892

Food products 0.6%

General Mills, Inc.	3.150	12-15-21	375,000	382,793

Household products 0.7%

Kimberly-Clark Corp.	3.200	04-25-29	200,000	231,132

The Clorox Company	3.900	05-15-28	200,000	235,633

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value

Consumer staples (continued)

Personal products 1.2%

The Estee Lauder Companies, Inc.	3.150	03-15-27	350,000	$392,871

Unilever Capital Corp.	4.250	02-10-21	350,000	352,606

Energy 2.8%				1,817,752

Energy equipment and services 0.4%

Schlumberger Investment SA	3.650	12-01-23	250,000	269,297

Oil, gas and consumable fuels 2.4%

Enbridge, Inc.	4.000	10-01-23	270,000	292,489

Equinor ASA	2.650	01-15-24	200,000	212,714

Equinor ASA	3.125	04-06-30	210,000	236,310

Shell International Finance BV	2.375	11-07-29	150,000	160,895

Shell International Finance BV	3.250	05-11-25	200,000	221,501

The Williams Companies, Inc.	3.500	11-15-30	175,000	193,751

Total Capital International SA	3.455	02-19-29	200,000	230,795

Financials 13.8%				8,887,078

Banks 8.2%

African Development Bank	0.750	04-03-23	300,000	303,495

Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	165,000	165,629

Bank of America Corp.	3.248	10-21-27	175,000	194,552

Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	225,054

Bank of Montreal	2.050	11-01-22	150,000	154,883

BNP Paribas SA	3.250	03-03-23	430,000	457,842

Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	200,000	218,063

Citigroup, Inc.	3.200	10-21-26	350,000	388,275

International Bank for Reconstruction & Development	0.625	04-22-25	320,000	322,729

JPMorgan Chase & Co.	3.300	04-01-26	470,000	524,751

JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%)	4.452	12-05-29	200,000	242,587

KeyBank NA	3.300	02-01-22	250,000	258,718

KeyCorp	2.550	10-01-29	201,000	217,943

Royal Bank of Canada	1.950	01-17-23	255,000	263,709

The Bank of Nova Scotia	1.950	02-01-23	245,000	253,021

The PNC Financial Services Group, Inc.	3.500	01-23-24	495,000	538,533

The Toronto-Dominion Bank	0.750	09-11-25	213,000	212,876

U.S. Bancorp	2.375	07-22-26	300,000	325,212

Capital markets 2.7%

John Deere Capital Corp.	2.250	09-14-26	285,000	307,152

Morgan Stanley	3.700	10-23-24	275,000	305,679

Morgan Stanley	4.000	07-23-25	200,000	228,935

10	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Financials (continued)

Capital markets (continued)

State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	250,000	$265,520

The Bank of New York Mellon Corp.	2.950	01-29-23	125,000	131,731

The Goldman Sachs Group, Inc.	3.500	11-16-26	315,000	352,273

The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%)	3.814	04-23-29	150,000	173,147

Consumer finance 0.5%

American Express Company	2.750	05-20-22	305,000	315,065

Diversified financial services 0.3%

National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	187,000	185,189

Insurance 2.1%

Aon Corp.	2.800	05-15-30	198,000	216,173

Chubb INA Holdings, Inc.	1.375	09-15-30	170,000	168,701

Chubb INA Holdings, Inc.	2.875	11-03-22	250,000	261,045

Lincoln National Corp.	3.050	01-15-30	105,000	115,362

Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	287,155

Prudential Financial, Inc.	1.500	03-10-26	110,000	113,379

Prudential Financial, Inc.	3.500	05-15-24	175,000	192,700

Health care 7.5%				4,845,027

Biotechnology 2.3%

AbbVie, Inc.	3.600	05-14-25	210,000	233,707

AbbVie, Inc.	4.250	11-14-28	222,000	267,910

Amgen, Inc.	2.200	02-21-27	310,000	328,736

Amgen, Inc.	2.650	05-11-22	100,000	103,097

GlaxoSmithKline Capital PLC	2.875	06-01-22	250,000	259,209

Novartis Capital Corp.	3.000	11-20-25	275,000	305,065

Health care equipment and supplies 0.5%

Abbott Laboratories	2.950	03-15-25	291,000	319,034

Health care providers and services 2.9%

Anthem, Inc.	2.875	09-15-29	150,000	165,320

Anthem, Inc.	3.650	12-01-27	330,000	379,010

CVS Health Corp.	3.875	07-20-25	265,000	299,212

CVS Health Corp.	4.300	03-25-28	230,000	270,496

UnitedHealth Group, Inc.	3.350	07-15-22	250,000	262,380

UnitedHealth Group, Inc.	3.750	07-15-25	200,000	227,592

UnitedHealth Group, Inc.	3.875	12-15-28	200,000	241,026

Life sciences tools and services 0.2%

Thermo Fisher Scientific, Inc.	4.497	03-25-30	130,000	163,033

Pharmaceuticals 1.6%

Bristol-Myers Squibb Company	0.750	11-13-25	340,000	340,205

Merck & Company, Inc.	3.400	03-07-29	285,000	333,161

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value

Health care (continued)

Pharmaceuticals (continued)

Sanofi	4.000	03-29-21	200,000	$202,497

Zoetis, Inc.	3.250	02-01-23	137,000	144,337

Industrials 3.0%				1,916,962

Aerospace and defense 0.8%

Lockheed Martin Corp.	3.550	01-15-26	250,000	283,984

Northrop Grumman Corp.	2.930	01-15-25	200,000	217,194

Air freight and logistics 0.2%

United Parcel Service, Inc.	3.050	11-15-27	115,000	130,139

Commercial services and supplies 0.4%

Waste Management, Inc.	2.400	05-15-23	225,000	235,595

Industrial conglomerates 0.3%

3M Company	3.250	02-14-24	180,000	195,676

Machinery 0.7%

Caterpillar, Inc.	3.400	05-15-24	300,000	327,763

Deere & Company	2.600	06-08-22	130,000	133,730

Road and rail 0.6%

CSX Corp.	3.700	11-01-23	150,000	163,704

Union Pacific Corp.	2.750	03-01-26	210,000	229,177

Information technology 2.8%				1,825,271

IT services 0.7%

Mastercard, Inc.	3.350	03-26-30	165,000	193,739

PayPal Holdings, Inc.	2.200	09-26-22	260,000	268,643

Semiconductors and semiconductor equipment 0.7%

Intel Corp.	2.450	11-15-29	240,000	261,772

Texas Instruments, Inc.	2.250	09-04-29	145,000	157,218

Software 1.0%

Microsoft Corp.	2.700	02-12-25	300,000	325,965

Oracle Corp.	2.400	09-15-23	210,000	221,016

Oracle Corp.	2.500	05-15-22	120,000	123,370

Technology hardware, storage and peripherals 0.4%

Apple, Inc.	2.850	02-23-23	260,000	273,548

Materials 1.9%				1,207,300

Chemicals 1.5%

Air Products and Chemicals, Inc.	1.850	05-15-27	185,000	195,165

Eastman Chemical Company	3.600	08-15-22	240,000	250,517

Ecolab, Inc.	3.250	01-14-23	255,000	268,957

The Dow Chemical Company	3.625	05-15-26	210,000	235,850

Containers and packaging 0.4%

WRKCo, Inc.	3.750	03-15-25	115,000	128,207

12	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Materials (continued)

Containers and packaging (continued)

WRKCo, Inc.	4.650	03-15-26	110,000	$128,604

Real estate 2.1%				1,345,221

Equity real estate investment trusts 2.1%

Alexandria Real Estate Equities, Inc.	4.900	12-15-30	120,000	151,476

American Tower Corp.	3.375	10-15-26	180,000	201,761

AvalonBay Communities, Inc.	2.950	09-15-22	350,000	363,363

Boston Properties LP	3.800	02-01-24	200,000	217,665

Prologis LP	1.250	10-15-30	170,000	167,485

Simon Property Group LP	3.375	10-01-24	225,000	243,471

Utilities 3.5%				2,221,476

Electric utilities 3.1%

American Electric Power Company, Inc.	1.000	11-01-25	240,000	240,831

DTE Electric Company	2.250	03-01-30	150,000	161,175

Florida Power & Light Company	2.850	04-01-25	120,000	130,749

MidAmerican Energy Company	3.100	05-01-27	275,000	309,845

NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	250,000	284,972

NSTAR Electric Company	2.375	10-15-22	380,000	392,050

NSTAR Electric Company	3.200	05-15-27	125,000	140,396

Xcel Energy, Inc.	4.000	06-15-28	250,000	294,545

Multi-utilities 0.4%

Sempra Energy	3.550	06-15-24	245,000	266,913

Municipal bonds 14.1%				$9,050,881
(Cost $8,652,512)

Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	155,814

California Health Facilities Financing Authority	1.829	06-01-29	250,000	251,980

California State University	1.740	11-01-30	210,000	208,486

City of El Paso Water & Sewer Revenue (Texas)	1.313	03-01-28	145,000	146,353

City of New York	2.260	03-01-22	385,000	393,358

City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	479,754

City of Winston-Salem Water & Sewer System Revenue (North Carolina)	1.570	06-01-28	115,000	118,092

Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	328,452

Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	166,483

Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	305,815

Kent City School District (Ohio)	5.000	12-01-20	200,000	200,000

Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	329,115

Louisiana Public Facilities Authority	2.193	12-15-20	400,000	400,128

Massachusetts Water Resources Authority	2.223	08-01-27	500,000	537,635

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value

Montgomery County Economic Development Authority (Maryland)	2.202	06-01-24	195,000	$206,813

Montgomery County Economic Development Authority (Maryland)	2.342	06-01-25	95,000	102,334

Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	268,456

Municipality of Anchorage (Alaska)	1.436	08-01-30	185,000	185,355

New Mexico Finance Authority	2.287	06-15-21	195,000	197,163

New York City Housing Development Corp.	2.416	05-01-24	325,000	339,313

New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	368,715

Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	501,334

Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	220,766

State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	275,330

State of Hawaii	1.395	08-01-30	300,000	295,452

State of Oregon Department of Transportation	1.430	11-15-29	135,000	135,790

Tennessee State School Bond Authority	2.054	11-01-21	460,000	466,757

Texas A&M University	3.231	05-15-27	350,000	396,487

Texas Public Finance Authority	4.000	02-01-23	215,000	230,299

Texas State University System	3.277	03-15-27	370,000	415,403

University of North Texas System	3.357	04-15-27	375,000	423,649
Collateralized mortgage obligations 5.1%				$3,307,487
(Cost $3,238,692)

U.S. Government Agency 5.1%				3,307,487

Federal Home Loan Mortgage Corp. Series K028, Class A2	3.111	02-25-23	340,000	358,500

Series K036, Class A2 (A)	3.527	10-25-23	237,000	255,937

Series K724, Class A2 (A)	3.062	11-25-23	302,000	322,251

Series K725, Class A2	3.002	01-25-24	617,000	661,639

Federal National Mortgage Association Series 2012-68, Class GU	1.750	05-25-31	364,000	371,548

Series 2012-M3, Class 1A2	3.044	01-25-22	259,468	264,901

Series 2013-135, Class KM	2.500	03-25-28	172,729	176,475

Series 2015-M4, Class AV2 (A)	2.509	07-25-22	243,003	246,715

Series 2016-36, Class BC	2.500	03-25-43	326,274	336,665

Series 2017-M10, Class AV2 (A)	2.641	07-25-24	294,000	312,856
Asset backed securities 5.0%				$3,202,179
(Cost $3,165,399)

Asset backed securities 5.0%				3,202,179

American Express Credit Account Master Trust Series 2019-1, Class A	2.870	10-15-24	700,000	723,849

Chase Issuance Trust Series 2020-A1, Class A1	1.530	01-15-25	367,000	377,085

Ford Credit Auto Owner Trust

14	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities (continued)

Series 2018-B, Class A3	3.240	04-15-23	402,133	$408,586

Series 2019-C, Class A3	1.870	03-15-24	174,000	177,559

GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A3	0.450	04-16-25	206,000	206,670

Honda Auto Receivables Owner Trust Series 2019-4, Class A3	1.830	01-18-24	240,000	245,132

United States Small Business Administration

Series 2016-20B, Class 1	2.270	02-01-36	283,792	300,403

Series 2016-20F, Class 1	2.180	06-01-36	226,133	235,383

Series 2017-20H, Class 1	2.750	08-01-37	157,448	170,850

Series 2020-20H, Class 1	0.900	08-01-40	174,000	172,659

Series 2020-20I, Class 1	1.050	09-01-40	185,000	184,003

		Yield (%)	Shares	Value
Short-term investments 0.7%				$445,182
(Cost $445,182)

Short-term funds 0.7%				445,182

JPMorgan U.S. Government Money Market Fund, Institutional Class		0.0300(B)	445,182	445,182

Total investments (Cost $60,964,610) 99.7%				$64,194,968

Other assets and liabilities, net 0.3%				196,628

Total net assets 100.0%				$64,391,596

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(B)	The rate shown is the annualized seven-day yield as of 11-30-20.

At 11-30-20, the aggregate cost of investments for federal income tax purposes was $61,159,219. Net unrealized appreciation aggregated to $3,035,749, of which $3,067,480 related to gross unrealized appreciation and $31,731 related to gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $60,964,610)	$64,194,968
Interest receivable	320,257
Receivable for fund shares sold	28,728
Receivable from affiliates	1,170
Other assets	49,372
Total assets	64,594,495
Liabilities
Distributions payable	105,508
Payable for fund shares repurchased	30,654
Payable to affiliates
Accounting and legal services fees	2,042
Transfer agent fees	6,293
Trustees’ fees	128
Other liabilities and accrued expenses	58,274
Total liabilities	202,899
Net assets	$64,391,596
Net assets consist of
Paid-in capital	$60,855,858
Total distributable earnings (loss)	3,535,738
Net assets	$64,391,596

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,044,587 ÷ 97,831 shares)[1]	$10.68
Class I ($62,523,918 ÷ 5,856,367 shares)	$10.68
Class R6 ($823,091 ÷ 77,074 shares)	$10.68
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.13

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-20 (unaudited)

Investment income
Interest	$747,690
Expenses
Investment management fees	148,339
Distribution and service fees	4,908
Accounting and legal services fees	6,290
Transfer agent fees	39,188
Trustees’ fees	592
Custodian fees	18,891
State registration fees	26,619
Printing and postage	12,831
Professional fees	29,056
Other	8,199
Total expenses	294,913
Less expense reductions	(85,995)
Net expenses	208,918
Net investment income	538,772
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	796,598
796,598
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(473,477)
(473,477)
Net realized and unrealized gain	323,121
Increase in net assets from operations	$861,893

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-20 (unaudited)	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$538,772	$1,251,576
Net realized gain	796,598	560,259
Change in net unrealized appreciation (depreciation)	(473,477)	2,664,528
Increase in net assets resulting from operations	861,893	4,476,363
Distributions to shareholders
From earnings
Class A	(35,057)	(106,744)
Class I	(619,946)	(1,261,117)
Class R6	(8,750)	(38,814)
Total distributions	(663,753)	(1,406,675)
From fund share transactions	(444,892)	(8,100)
Total increase (decrease)	(246,752)	3,061,588
Net assets
Beginning of period	64,638,348	61,576,760
End of period	$64,391,596	$64,638,348

18	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

CLASS A SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17[2]

Per share operating performance
Net asset value, beginning of period	$10.65		$10.14	$9.85	$10.16	$10.00
Net investment income[3]	0.08		0.18	0.18	0.14	0.06
Net realized and unrealized gain (loss) on investments	0.05		0.54	0.31	(0.27)	0.17
Total from investment operations	0.13		0.72	0.49	(0.13)	0.23
Less distributions
From net investment income	(0.10)		(0.21)	(0.20)	(0.17)	(0.07)
From net realized gain	—		—	—	(0.01)	—
Total distributions	(0.10)		(0.21)	(0.20)	(0.18)	(0.07)
Net asset value, end of period	$10.68		$10.65	$10.14	$9.85	$10.16
Total return (%)[4,5]	1.18[6]		7.16	5.04	(1.31)	2.35[6]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$6	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	[7]	1.15	1.12	1.39	2.02	[7]
Expenses including reductions	0.87	[7]	0.87	0.86	0.86	0.87	[7]
Net investment income	1.44	[7]	1.76	1.81	1.40	1.31	[7]
Portfolio turnover (%)	23		34	37	83	61

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	19

CLASS I SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$10.64		$10.14	$9.85	$10.16	$10.00
Net investment income[3]	0.09		0.21	0.20	0.16	0.07
Net realized and unrealized gain (loss) on investments	0.06		0.52	0.31	(0.27)	0.18
Total from investment operations	0.15		0.73	0.51	(0.11)	0.25
Less distributions
From net investment income	(0.11)		(0.23)	(0.22)	(0.19)	(0.09)
From net realized gain	—		—	—	(0.01)	—
Total distributions	(0.11)		(0.23)	(0.22)	(0.20)	(0.09)
Net asset value, end of period	$10.68		$10.64	$10.14	$9.85	$10.16
Total return (%)[4]	1.40[5]		7.32	5.29	(1.06)	2.47[5]

Ratios and supplemental data
Net assets, end of period (in millions)	$63		$58	$55	$48	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[6]	0.90	0.89	1.14	1.76	[6]
Expenses including reductions	0.62	[6]	0.62	0.63	0.61	0.61	[6]
Net investment income	1.65	[6]	2.01	2.05	1.65	1.58	[6]
Portfolio turnover (%)	23		34	37	83	61

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

20	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-20[1]		5-31-20	5-31-19	5-31-18	5-31-17[2]

Per share operating performance
Net asset value, beginning of period	$10.65		$10.14	$9.85	$10.16	$10.00
Net investment income[3]	0.09		0.22	0.21	0.18	0.08
Net realized and unrealized gain (loss) on investments	0.05		0.54	0.31	(0.28)	0.17
Total from investment operations	0.14		0.76	0.52	(0.10)	0.25
Less distributions
From net investment income	(0.11)		(0.25)	(0.23)	(0.20)	(0.09)
From net realized gain	—		—	—	(0.01)	—
Total distributions	(0.11)		(0.25)	(0.23)	(0.21)	(0.09)
Net asset value, end of period	$10.68		$10.65	$10.14	$9.85	$10.16
Total return (%)[4]	1.36[5]		7.54	5.41	(0.96)	2.52[5]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$2	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	[6]	0.79	0.77	1.05	1.67	[6]
Expenses including reductions	0.51	[6]	0.51	0.51	0.51	0.52	[6]
Net investment income	1.76	[6]	2.13	2.16	1.75	1.67	[6]
Portfolio turnover (%)	23		34	37	83	61

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock ESG Core Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or

22	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2020, by major security category or type:

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$17,528,441	—	$17,528,441	—
Corporate bonds	30,660,798	—	30,660,798	—
Municipal bonds	9,050,881	—	9,050,881	—
Collateralized mortgage obligations	3,307,487	—	3,307,487	—
Asset backed securities	3,202,179	—	3,202,179	—
Short-term investments	445,182	$445,182	—	—
Total investments in securities	$64,194,968	$445,182	$63,749,786	—

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities.

Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	23

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended November 30, 2020 were $2,845.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2020, the fund has a short-term capital loss carryforward of $175,958 and a long-term capital loss carryforward of $15,727 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

24	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $250 million of the fund’s average daily net assets, and (b) 0.400% of the fund’s average daily net assets in excess of $250 million. If net assets exceed $250 million, then the advisory fee to be paid is 0.400% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Breckinridge Capital Advisors, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.50% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2021, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	25

For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$5,299
Class I	79,628

Class	Expense reduction
Class R6	$1,068
Total	$85,995

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.19% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee
Class A	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,616 for the six months ended November 30, 2020. Of this amount, $206 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,410 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2020, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

26	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended November 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$4,908	$2,353
Class I	—	36,784
Class R6	—	51
Total	$4,908	$39,188

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2020 and for the year ended May 31, 2020 were as follows:

	Six Months Ended 11-30-20		Year Ended 5-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	34,330	$366,804	49,821	$517,107
Distributions reinvested	760	8,124	1,255	13,024
Repurchased	(467,300)	(5,003,936)	(28,755)	(299,247)
Net increase (decrease)	(432,210)	$(4,629,008)	22,321	$230,884
Class I shares
Sold	490,449	$5,243,544	507,996	$5,277,580
Distributions reinvested	12,635	135,083	21,155	219,133
Repurchased	(101,697)	(1,084,240)	(487,988)	(5,030,251)
Net increase	401,387	$4,294,387	41,163	$466,462
Class R6 shares
Sold	8,489	$90,861	95,587	$996,177
Distributions reinvested	819	8,753	502	5,279
Repurchased	(19,649)	(209,885)	(161,589)	(1,706,902)
Net decrease	(10,341)	$(110,271)	(65,500)	$(705,446)
Total net decrease	(41,164)	$(444,892)	(2,016)	$(8,100)

Affiliates of the fund owned 76% of shares of Class I on November 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $9,800,173 and $8,058,245, respectively, for the six months ended November 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $5,120,098 and $6,783,350, respectively, for the six months ended November 30, 2020.

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	27

Note 7—Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — LIBOR discontinuation risk

LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

Note 9 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 10 — New accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

28	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Breckinridge Capital Advisors, Inc (the Subadvisor), for John Hancock ESG Core Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from

1On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	29

their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

30	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one- and three-year periods ended December 31, 2019. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one- and three-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and net total expenses for the fund are in-line with the peer group median.

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	31

addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;

(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(k)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

32	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	33

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

34	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

***

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	35

More information

Trustees	Investment advisor
Hassell H. McClellan, Chairperson	John Hancock Investment Management LLC
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†	Subadvisor
Charles L. Bardelis*	Breckinridge Capital Advisors, Inc.
James R. Boyle
Peter S. Burgess*	Portfolio Managers
William H. Cunningham	Matthew C. Buscone
Grace K. Fey	Sara Chanda
Marianne Harrison†	Khurram Gillani
Deborah C. Jackson	Jeffrey M. Glenn, CFA
James M. Oates*
Frances G. Rathke*,1	Principal distributor
Gregory A. Russo	John Hancock Investment Management Distributors LLC

Officers	Custodian
Andrew G. Arnott	Citibank, N.A.
President
Charles A. Rizzo	Transfer agent
Chief Financial Officer	John Hancock Signature Services, Inc.
Salvatore Schiavone
Treasurer	Legal counsel
Christopher (Kit) Sechler	K&L Gates LLP
Secretary and Chief Legal Officer
Trevor Swanberg[2]
Chief Compliance Officer

* Member of the Audit Committee
† Non-Independent Trustee
[1] Appointed as Independent Trustee effective as of September 15, 2020
[2] Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

36	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

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John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Real Estate Securities

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and

Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND

GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

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Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ∎ Member FINRA, SIPC

200 Berkeley Street ∎ Boston, MA 02116-5010 ∎ 800-225-5291 ∎ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG Core Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1438826	468SA 11/20 1/2021

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), most global financial markets delivered positive returns for the 6 months ended November 30, 2020. During the rampant sell-off earlier in the year, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans for broad support of debt markets. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

As the year progressed, however, economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain areas have been reinstated, affecting the level of unemployment and the pace of hiring. Consumer spending also remains far below prepandemic levels.

Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Short Duration Bond Fund

2	Your fund at a glance

3	Portfolio summary

5	A look at performance

7	Your expenses

9	Fund’s investments

22	Financial statements

25	Financial highlights

30	Notes to financial statements

38	Continuation of investment advisory and subadvisory agreements

44	More information

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2020 (%)

The Bloomberg Barclays U.S. Aggregate 1-3 Year Index is an unmanaged index that tracks publicly issued medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international U.S. dollar-denominated bonds that have maturities of between one and three years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.

2	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/2020 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2020 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

COUNTRY COMPOSITION AS OF 11/30/2020 (% of net assets)

United States	82.8

Cayman Islands	4.1

United Kingdom	2.7

Switzerland	1.7

Brazil	1.6

Israel	1.2

Other countries	5.9

TOTAL	100.0

4	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2020

	Average annual total returns (%) with maximum sales charge		Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	Since inception (7-16-19)	6-month	Since inception (7-16-19)	as of 11-30-20	as of 11-30-20

Class A	1.52	1.72	0.78	2.38	1.29	1.17

Class C	1.98	2.65	1.75	3.67	0.57	0.46

Class I1	4.01	3.65	3.26	5.06	1.57	1.45

Class R6[1]	4.12	3.79	3.31	5.25	1.68	1.56

Class NAV[1]	4.12	3.78	3.31	5.25	1.68	1.57

Index††	3.19	3.12	0.40	4.33	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 2.25% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	0.84	1.59	0.59	0.48	0.47
Net (%)	0.65	1.40	0.40	0.29	0.29

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

††	Index is the Bloomberg Barclays U.S. Aggregate 1-3 Year Index.

See the following page for footnotes.

5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Short Duration Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Aggregate 1-3 Year Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)

Class C2	7-16-19	10,367	10,367	10,433

Class I1	7-16-19	10,506	10,506	10,433

Class R6[1]	7-16-19	10,525	10,525	10,433

Class NAV[1]	7-16-19	10,525	10,525	10,433

The Bloomberg Barclays U.S. Aggregate 1-3 Year Index is an unmanaged index that tracks publicly issued medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international U.S. dollar-denominated bonds that have maturities of between one and three years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.

6

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2020, with the same investment held until November 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

		Account value on 6-1-2020	Ending value on 11-30-2020	Expenses paid during period ended 11-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,031.20	$3.31	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class C	Actual expenses/actual returns	1,000.00	1,027.50	7.12	1.40%
	Hypothetical example	1,000.00	1,018.00	7.08	1.40%
Class I	Actual expenses/actual returns	1,000.00	1,032.60	2.04	0.40%
	Hypothetical example	1,000.00	1,023.10	2.03	0.40%
Class R6	Actual expenses/actual returns	1,000.00	1,033.10	1.48	0.29%
	Hypothetical example	1,000.00	1,023.60	1.47	0.29%
Class NAV	Actual expenses/actual returns	1,000.00	1,033.10	1.48	0.29%
	Hypothetical example	1,000.00	1,023.60	1.47	0.29%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Fund’s investments

AS OF 11-30-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value

U.S. Government and Agency obligations 7.7%				$14,636,735
(Cost $14,216,352)

U.S. Government 4.1%				7,738,992
U.S. Treasury
Note	1.500	01-15-23	7,525,000	7,738,992

U.S. Government Agency 3.6%				6,897,743

Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (12 month LIBOR + 1.612%) (A)(B)	2.309	11-01-44	289,142	300,516

Federal National Mortgage Association 15 Yr Pass Thru	3.500	04-01-31	674,052	726,355

15 Yr Pass Thru	3.500	06-01-31	785,342	851,925

15 Yr Pass Thru	3.500	04-01-33	1,080,565	1,148,540

15 Yr Pass Thru	3.500	06-01-34	681,181	730,844

15 Yr Pass Thru	3.500	08-01-34	560,012	593,141

30 Yr Pass Thru (12 month LIBOR + 1.572%) (B)	2.474	04-01-47	134,012	137,896

30 Yr Pass Thru (12 month LIBOR + 1.618%) (B)	3.186	03-01-43	378,915	393,605

Government National Mortgage Association 30 Yr Pass Thru (1 Year CMT + 1.500%) (B)	2.000	09-20-46	998,373	1,037,840

30 Yr Pass Thru (1 Year CMT + 1.500%) (B)	2.000	12-20-47	629,263	642,592

30 Yr Pass Thru (1 Year CMT + 1.500%) (B)	2.500	03-20-48	326,791	334,489

Corporate bonds 52.0%				$99,052,195
(Cost $97,545,353)

Communication services 5.3%				9,997,234

Diversified telecommunication services 0.6%

Cincinnati Bell, Inc. (C)	7.000	07-15-24	162,000	167,471

Cogent Communications Group, Inc. (C)	5.375	03-01-22	400,000	410,384

Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	400,000	408,601

Telecom Argentina SA (C)	6.500	06-15-21	205,000	198,852

Entertainment 1.0%

Lions Gate Capital Holdings LLC (C)	6.375	02-01-24	400,000	411,044

Netflix, Inc.	5.750	03-01-24	1,250,000	1,406,256

Media 2.2%

CCO Holdings LLC (C)	4.000	03-01-23	400,000	403,000

CSC Holdings LLC	5.250	06-01-24	500,000	541,250

CSC Holdings LLC	6.750	11-15-21	400,000	418,438

DISH DBS Corp.	6.750	06-01-21	400,000	408,700

MDC Partners, Inc. (C)	6.500	05-01-24	400,000	394,000

Meredith Corp. (C)	6.500	07-01-25	1,000,000	1,067,500

Nielsen Finance LLC (C)	5.000	04-15-22	142,000	142,000

Sirius XM Radio, Inc. (C)	3.875	08-01-22	400,000	406,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value

Communication services (continued)

Media (continued)

Townsquare Media, Inc. (C)	6.500	04-01-23	400,000	$388,000

Wireless telecommunication services 1.5%

MTN Mauritius Investments, Ltd. (C)	5.373	02-13-22	1,000,000	1,025,800

Sprint Communications, Inc.	6.000	11-15-22	750,000	807,188

Sprint Corp.	7.250	09-15-21	400,000	416,500

Sprint Corp.	7.875	09-15-23	500,000	576,250

Consumer discretionary 7.4%				14,135,605

Auto components 0.7%

Toyota Industries Corp. (C)	3.110	03-12-22	750,000	773,256

ZF North America Capital, Inc. (C)	4.500	04-29-22	500,000	516,250

Automobiles 3.2%

BMW US Capital LLC (C)	2.950	04-14-22	69,000	71,387

BMW US Capital LLC (C)	3.800	04-06-23	1,000,000	1,076,304

Daimler Finance North America LLC (C)	2.200	10-30-21	500,000	507,705

Ford Motor Credit Company LLC	3.219	01-09-22	500,000	501,250

Ford Motor Credit Company LLC	3.336	03-18-21	500,000	501,725

Ford Motor Credit Company LLC	3.810	01-09-24	800,000	818,760

General Motors Financial Company, Inc.	3.200	07-06-21	500,000	506,210

General Motors Financial Company, Inc.	5.200	03-20-23	800,000	877,439

Hyundai Capital America (C)	2.375	02-10-23	1,000,000	1,030,665

Volkswagen Group of America Finance LLC (C)	2.900	05-13-22	245,000	252,992

Hotels, restaurants and leisure 2.7%

Choice Hotels International, Inc.	5.750	07-01-22	500,000	534,670

ESH Hospitality, Inc. (C)	5.250	05-01-25	1,000,000	1,025,000

International Game Technology PLC (C)	6.250	02-15-22	400,000	410,000

Jacobs Entertainment, Inc. (C)	7.875	02-01-24	560,000	568,400

Marriott International, Inc.	3.600	04-15-24	500,000	528,719

Starbucks Corp.	1.300	05-07-22	1,000,000	1,012,936

Wyndham Destinations, Inc.	3.900	03-01-23	1,000,000	1,015,000

Household durables 0.3%

DR Horton, Inc.	4.375	09-15-22	500,000	529,437

Internet and direct marketing retail 0.5%

Expedia Group, Inc.	4.500	08-15-24	1,000,000	1,077,500

Consumer staples 1.9%				3,575,811

Beverages 0.3%

Constellation Brands, Inc.	3.200	02-15-23	600,000	634,057

Food products 1.6%

Grupo Bimbo SAB de CV (C)	3.875	06-27-24	1,120,000	1,223,754

MARB BondCo PLC (C)	6.875	01-19-25	1,250,000	1,300,000

Simmons Foods, Inc. (C)	7.750	01-15-24	400,000	418,000

10	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Energy 4.8%				$9,224,044

Energy equipment and services 0.1%

CSI Compressco LP (C)	7.500	04-01-25	93,000	83,371

CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (C)	10.000	04-01-26	292,062	213,205

Oil, gas and consumable fuels 4.7%

Aker BP ASA (C)	4.750	06-15-24	500,000	516,695

Aker BP ASA (C)	5.875	03-31-25	500,000	517,489

Buckeye Partners LP	4.150	07-01-23	400,000	404,000

Energen Corp.	4.625	09-01-21	400,000	405,038

Leviathan Bond, Ltd. (C)	5.750	06-30-23	1,000,000	1,056,340

Midwest Connector Capital Company LLC (C)	3.625	04-01-22	534,000	540,594

MPLX LP (3 month LIBOR + 1.100%) (B)	1.342	09-09-22	500,000	500,073

MPLX LP	3.500	12-01-22	500,000	524,145

Petrobras Global Finance BV	5.299	01-27-25	1,000,000	1,133,400

Phillips 66	0.900	02-15-24	1,000,000	1,001,085

Phillips 66	3.700	04-06-23	51,000	54,566

Targa Resources Partners LP	4.250	11-15-23	400,000	402,000

The Williams Companies, Inc.	3.600	03-15-22	1,000,000	1,034,894

The Williams Companies, Inc.	4.500	11-15-23	758,000	837,149

Financials 11.7%				22,310,178

Banks 5.4%

Bank of America Corp.	2.503	10-21-22	500,000	509,638

Barclays PLC	3.684	01-10-23	1,000,000	1,032,116

Citigroup, Inc.	2.750	04-25-22	500,000	515,556

Danske Bank A/S (C)	2.000	09-08-21	800,000	810,195

Discover Bank	3.200	08-09-21	500,000	508,644

Lloyds Banking Group PLC	3.000	01-11-22	500,000	514,090

Natwest Group PLC	3.875	09-12-23	600,000	650,073

Nordea Bank ABP (C)	1.000	06-09-23	1,000,000	1,013,554

PNC Bank NA	2.700	11-01-22	1,200,000	1,250,559

Regions Financial Corp.	2.750	08-14-22	500,000	518,861

Santander Holdings USA, Inc.	3.244	10-05-26	750,000	812,443

Synovus Bank (2.289% to 2-10-22, then SOFR + 0.945%)	2.289	02-10-23	1,000,000	1,012,476

Wells Fargo & Company	2.550	12-07-20	500,000	500,160

Wells Fargo & Company	4.125	08-15-23	500,000	546,216

Capital markets 2.8%

Ares Capital Corp.	4.200	06-10-24	1,000,000	1,063,717

Credit Suisse Group AG (C)	3.574	01-09-23	1,000,000	1,032,070

Morgan Stanley	3.125	01-23-23	600,000	633,938

The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%)	2.876	10-31-22	400,000	408,774

UBS AG (C)	1.750	04-21-22	1,250,000	1,272,980

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value

Financials (continued)

Capital markets (continued)

UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (D)	6.875	03-22-21	1,000,000	$1,014,880

Consumer finance 0.9%

Ally Financial, Inc.	1.450	10-02-23	1,000,000	1,019,324

Capital One Financial Corp.	2.600	05-11-23	113,000	118,462

Synchrony Financial	2.850	07-25-22	500,000	516,469

Diversified financial services 0.2%

Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	400,000	425,500

Insurance 2.1%

AIG Global Funding (C)	2.300	07-01-22	500,000	514,817

Aon PLC	2.800	03-15-21	500,000	502,604

Athene Global Funding (C)	1.200	10-13-23	1,500,000	1,508,378

Liberty Mutual Group, Inc. (C)	4.250	06-15-23	500,000	546,703

New York Life Global Funding (C)	1.100	05-05-23	1,000,000	1,017,181

Thrifts and mortgage finance 0.3%

Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (C)	3.622	04-26-23	500,000	519,800

Health care 3.4%				6,509,688

Biotechnology 0.3%

AbbVie, Inc.	2.300	11-21-22	500,000	517,608

Health care providers and services 1.8%

Centene Corp.	4.750	01-15-25	250,000	257,683

Centene Corp. (C)	5.375	06-01-26	500,000	525,625

CVS Health Corp.	4.100	03-25-25	244,000	276,329

Encompass Health Corp.	5.125	03-15-23	400,000	402,000

HCA, Inc.	5.875	05-01-23	1,000,000	1,093,750

MEDNAX, Inc. (C)	5.250	12-01-23	900,000	908,982

Pharmaceuticals 1.3%

Bausch Health Companies, Inc. (C)	6.125	04-15-25	500,000	514,445

Royalty Pharma PLC (C)	0.750	09-02-23	1,000,000	1,004,325

Viatris, Inc. (C)	1.125	06-22-22	1,000,000	1,008,941

Industrials 3.7%				6,971,931

Aerospace and defense 0.7%

The Boeing Company	1.950	02-01-24	750,000	757,199

The Boeing Company	4.508	05-01-23	500,000	536,201

Airlines 0.5%

British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	209,573	203,516

Delta Air Lines, Inc.	3.625	03-15-22	500,000	506,754

US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	193,344	178,076

12	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Industrials (continued)

Building products 0.5%

Carrier Global Corp. (C)	1.923	02-15-23	1,000,000	$1,029,092

Commercial services and supplies 0.3%

APX Group, Inc.	7.625	09-01-23	500,000	518,750

LSC Communications, Inc. (C)(E)	8.750	10-15-23	400,000	63,000

Electrical equipment 0.3%

Eaton Corp.	2.750	11-02-22	500,000	522,666

Machinery 0.5%

CNH Industrial Capital LLC	1.950	07-02-23	1,000,000	1,022,668

Professional services 0.3%

IHS Markit, Ltd. (C)	5.000	11-01-22	500,000	536,387

Trading companies and distributors 0.6%

Air Lease Corp.	2.250	01-15-23	66,000	67,622

Ashtead Capital, Inc. (C)	4.125	08-15-25	1,000,000	1,030,000

Information technology 3.1%				5,978,284

Electronic equipment, instruments and components 0.8%

Dell International LLC (C)	5.450	06-15-23	1,000,000	1,106,408

Ingram Micro, Inc.	5.000	08-10-22	400,000	409,436

Semiconductors and semiconductor equipment 1.8%

Broadcom Corp.	3.625	01-15-24	1,000,000	1,079,667

Microchip Technology, Inc. (C)	2.670	09-01-23	500,000	524,116

Microchip Technology, Inc.	3.922	06-01-21	500,000	508,171

Micron Technology, Inc.	2.497	04-24-23	750,000	783,196

NXP BV (C)	4.625	06-01-23	500,000	547,622

Software 0.2%

Infor, Inc. (C)	1.450	07-15-23	88,000	89,348

NortonLifeLock, Inc.	3.950	06-15-22	400,000	408,000

Technology hardware, storage and peripherals 0.3%

Seagate HDD Cayman	4.250	03-01-22	500,000	522,320

Materials 5.4%				10,267,964

Chemicals 1.5%

Ashland LLC	4.750	08-15-22	45,000	47,208

Atotech Alpha 2 BV (8.750% Cash or 9.500% PIK) (C)	8.750	06-01-23	400,000	397,960

CVR Partners LP (C)	9.250	06-15-23	400,000	397,500

International Flavors & Fragrances, Inc.	3.200	05-01-23	500,000	522,013

Nutrition & Biosciences, Inc. (C)	0.697	09-15-22	1,000,000	1,003,594

WR Grace & Company (C)	5.625	10-01-24	500,000	538,750

Construction materials 0.7%

Cemex SAB de CV (C)	7.750	04-16-26	250,000	264,000

James Hardie International Finance DAC (C)	4.750	01-15-25	1,000,000	1,022,500

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value

Materials (continued)

Containers and packaging 1.7%

Ball Corp.	4.000	11-15-23	1,000,000	$1,065,720

Can-Pack SA (C)	3.125	11-01-25	815,000	829,263

Sealed Air Corp. (C)	5.250	04-01-23	750,000	797,588

Trident TPI Holdings, Inc. (C)	9.250	08-01-24	500,000	532,500

Metals and mining 1.5%
CSN Resources SA (C)	7.625	02-13-23	1,750,000	1,828,743
First Quantum Minerals, Ltd. (C)	6.500	03-01-24	1,000,000	1,020,625

Real estate 0.6%				1,040,305

Equity real estate investment trusts 0.6%

Host Hotels & Resorts LP	3.875	04-01-24	1,000,000	1,040,305

Utilities 4.7%				9,041,151

Electric utilities 3.5%

Eversource Energy	2.800	05-01-23	500,000	524,287

FirstEnergy Corp.	2.850	07-15-22	500,000	511,699

FirstEnergy Corp.	4.250	03-15-23	825,000	870,527

Instituto Costarricense de Electricidad (C)	6.950	11-10-21	900,000	888,759

Israel Electric Corp., Ltd. (C)	6.875	06-21-23	1,000,000	1,140,623

NRG Energy, Inc. (C)	3.750	06-15-24	1,250,000	1,341,906

Vistra Operations Company LLC (C)	3.550	07-15-24	1,300,000	1,398,717

Gas utilities 0.7%

AmeriGas Partners LP	5.625	05-20-24	1,250,000	1,362,500

Multi-utilities 0.5%

DTE Energy Company	0.550	11-01-22	1,000,000	1,002,133

Municipal bonds 2.7%				$5,067,450
(Cost $4,946,986)

Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,126,640

Port Authority of New York & New Jersey	1.086	07-01-23	1,000,000	1,011,420

Sales Tax Securitization Corp. (Illinois)	2.128	01-01-23	1,615,000	1,625,837

San Francisco Bay Area Rapid Transit District Sales Tax Revenue (California)	2.621	07-01-23	1,000,000	1,050,110

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	253,443

Term loans (F) 4.7%				$9,048,950
(Cost $9,095,107)

Communication services 1.6%				3,151,433

Diversified telecommunication services 0.3%

CenturyLink, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.396	03-15-27	595,500	581,667

Interactive media and services 1.0%

Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-23	997,438	994,326

14	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Communication services (continued)

Interactive media and services (continued)

Arches Buyer, Inc., Term Loan (G)	TBD	11-24-27	1,000,000	$987,500

Media 0.3%

Virgin Media Bristol LLC, USD Term Loan N (1 month LIBOR + 2.500%)	2.641	01-31-28	600,000	587,940

Consumer discretionary 1.2%				2,270,769

Auto components 0.3%

Dealer Tire LLC, 2020 Term Loan B (1 month LIBOR + 4.250%)	4.396	12-12-25	496,250	491,288

Diversified consumer services 0.1%

Gems Menasa Cayman, Ltd., Term Loan (6 month LIBOR + 5.000%)	6.000	07-31-26	295,528	290,356

Hotels, restaurants and leisure 0.8%

CCM Merger, Inc., Term Loan B (G)	TBD	11-04-25	1,500,000	1,489,125

Financials 0.3%				582,423

Insurance 0.3%

USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	3.220	05-16-24	595,396	582,423

Information technology 0.5%				933,120
Software 0.5%

Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	4.391	12-15-24	345,600	344,995

Boxer Parent Company, Inc., 2018 USD Term Loan B (1 month LIBOR + 4.250%)	4.396	10-02-25	595,455	588,125

Materials 1.1%				2,111,205

Containers and packaging 1.1%

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (2 and 3 month LIBOR + 3.250%)	3.480	04-03-24	992,334	943,541

Reynolds Group Holdings, Inc., 2020 Term Loan B2 (1 month LIBOR + 3.250%)	3.396	02-05-26	1,000,000	982,810

Reynolds Group Holdings, Inc., USD 2017 Term Loan B1 (1 month LIBOR + 2.750%)	2.896	02-05-23	187,372	184,854

Collateralized mortgage obligations 4.9%				$9,457,256
(Cost $9,376,888)

Commercial and residential 3.2%				6,172,062

Angel Oak Mortgage Trust I LLC Series 2018-3, Class A2 (C)(H)	3.751	09-25-48	135,709	136,396

AOA Mortgage Trust Series 2015-1177, Class C (C)(H)	3.110	12-13-29	250,000	249,031

Arroyo Mortgage Trust Series 2019-1, Class A1 (C)(H)	3.805	01-25-49	308,360	319,272

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value

Commercial and residential (continued)

BBCMS Mortgage Trust Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(C)	1.112	03-15-37	250,000	$239,980

BBCMS Trust Series 2015-MSQ, Class D (C)(H)	4.123	09-15-32	175,000	177,962

BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.462	03-15-37	222,000	220,619

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.891	12-15-37	99,000	98,255

Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	2.691	12-15-37	100,000	95,959

CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(C)	2.291	07-15-32	126,069	125,221

COLT Mortgage Loan Trust Series 2020-1, Class A1 (C)(H)	2.488	02-25-50	366,286	370,451

Series 2020-2, Class A1 (C)(H)	1.853	03-25-65	823,047	833,877

Series 2020-3, Class A1 (C)(H)	1.506	04-27-65	657,925	662,896

Credit Suisse Mortgage Capital Certificates Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	310,866	317,933

Series 2020-AFC1, Class A1 (C)(H)	2.240	02-25-50	105,547	107,424

KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(C)	1.191	05-15-36	250,000	247,343

Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.491	05-15-36	250,000	247,988

Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (B)(C)	1.541	08-15-34	200,612	199,103

New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (C)(H)	3.500	10-25-59	412,921	438,994

Starwood Mortgage Residential Trust Series 2020-1, Class A1 (C)(H)	2.275	02-25-50	85,468	87,292

Verus Securitization Trust Series 2018-3, Class A2 (C)(H)	4.180	10-25-58	123,955	124,673

Vista Point Securitization Trust Series 2020-1, Class A1 (C)(H)	1.763	03-25-65	864,903	871,393

U.S. Government Agency 1.7%				3,285,194

Federal Home Loan Mortgage Corp. Series 237, Class F23 (1 month LIBOR + 0.400%) (B)	0.541	05-15-36	114,576	115,068

Series 2412, Class OF (1 month LIBOR + 0.950%) (B)	1.091	12-15-31	99,027	100,232

Series 2526, Class FV (1 month LIBOR + 0.400%) (B)	0.541	04-15-27	59,754	59,793

Series 3540, Class KF (1 month LIBOR + 1.050%) (B)	1.191	11-15-36	141,966	146,168

16	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

U.S. Government Agency (continued)

Series 4508, Class CF (1 month LIBOR + 0.400%) (B)	0.541	09-15-45	136,278	$137,211

Series 4606, Class FB (1 month LIBOR + 0.500%) (B)	0.641	08-15-46	140,364	141,392

Series 4620, Class LF (1 month LIBOR + 0.400%) (B)	0.541	10-15-46	106,359	106,932

Federal National Mortgage Association Series 2003-135, Class FL (1 month LIBOR + 0.600%) (B)	0.750	01-25-34	280,367	283,983

Series 2003-7, Class FA (1 month LIBOR + 0.750%) (B)	0.900	02-25-33	146,418	148,319

Series 2006-104, Class FG (1 month LIBOR + 0.400%) (B)	0.550	11-25-36	123,784	124,604

Series 2006-126, Class CF (1 month LIBOR + 0.300%) (B)	0.450	01-25-37	174,453	175,417

Series 2006-62, Class FP (1 month LIBOR + 0.250%) (B)	0.400	07-25-36	122,628	122,481

Series 2009-33, Class FB (1 month LIBOR + 0.820%) (B)	0.970	03-25-37	140,836	143,685

Series 2010-107, Class KF (1 month LIBOR + 0.400%) (B)	0.549	03-25-36	103,192	103,060

Series 2010-123, Class FK (1 month LIBOR + 0.450%) (B)	0.600	11-25-40	118,806	119,461

Series 2010-141, Class FB (1 month LIBOR + 0.470%) (B)	0.620	12-25-40	211,587	213,530

Series 2012-2, Class FA (1 month LIBOR + 0.500%) (B)	0.650	02-25-42	59,928	60,528

Series 2014-73, Class FA (1 month LIBOR + 0.350%) (B)	0.500	11-25-44	291,257	292,045

Series 2016-100, Class AF (1 month LIBOR + 0.500%) (B)	0.649	01-25-47	426,495	431,781

Series 2016-40, Class AF (1 month LIBOR + 0.450%) (B)	0.599	07-25-46	259,292	259,504

Asset backed securities 26.3%				$50,064,270

(Cost $50,215,764)

Asset backed securities 26.3%				50,064,270

American Express Credit Account Master Trust Series 2019-2, Class A	2.670	11-15-24	2,000,000	2,066,734

American Tower Trust Series 2013, Class 2A (C)	3.070	03-15-48	500,000	510,280

AmeriCredit Automobile Receivables Trust Series 2017-2, Class D	3.420	04-18-23	500,000	514,310

AMMC CLO, Ltd. Series 2017-21A, Class A (3 month LIBOR + 1.250%) (B)(C)	1.464	11-02-30	500,000	499,832

Amur Equipment Finance Receivables VII LLC Series 2019-1A, Class A2 (C)	2.630	06-20-24	402,226	409,743

BCC Funding Corp. XVI LLC Series 2019-1A, Class A2 (C)	2.477	08-20-24	397,447	402,957

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities (continued)

BCC Funding XIV LLC Series 2018-1A, Class B (C)	3.390	08-21-23	750,000	$758,004

Series 2018-1A, Class D (C)	4.610	08-21-23	1,500,000	1,535,690

BCC Funding XVII LLC Series 2020-1, Class A2 (C)	0.910	08-20-25	1,500,000	1,500,043

Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5	1.660	06-17-24	725,000	732,403

Carlyle U.S. CLO, Ltd. Series 2017-2A, Class A1B (3 month LIBOR + 1.220%) (B)(C)	1.438	07-20-31	500,000	498,002

CarMax Auto Owner Trust Series 2020-2, Class A4	2.050	05-15-25	495,000	514,778

CCG Receivables Trust Series 2019-1, Class B (C)	3.220	09-14-26	610,000	633,855

Chase Auto Credit Linked Notes Series 2020-1, Class C (C)	1.389	01-25-28	1,000,000	1,001,636

Chesapeake Funding II LLC Series 2020-1A, Class A1 (C)	0.870	08-16-32	233,452	233,899

CIFC Funding, Ltd. Series 2013-2A, Class A1LR (3 month LIBOR + 1.210%) (B)(C)	1.428	10-18-30	390,000	389,868

Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (B)(C)	1.258	04-20-31	555,000	551,129

Citibank Credit Card Issuance Trust Series 2016-A2, Class A2	2.190	11-20-23	1,000,000	1,019,013

Commonbond Student Loan Trust Series 2015-A, Class A (C)	3.200	06-25-32	275,771	276,264

Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) (B)(C)	1.687	12-31-27	895,000	891,726

Cutwater, Ltd. Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (B)(C)	1.937	07-15-26	1,200,000	1,195,506

Dell Equipment Finance Trust Series 2020-1, Class A3 (C)	2.240	02-22-23	1,000,000	1,029,126

Dewolf Park CLO, Ltd. Series 2017-1A, Class A (3 month LIBOR + 1.210%) (B)(C)	1.447	10-15-30	750,000	748,996

Discover Card Execution Note Trust Series 2017-A2, Class A2	2.390	07-15-24	1,548,000	1,586,154

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (B)(C)	1.465	07-25-47	485,000	485,766

DRB Prime Student Loan Trust Series 2016-A, Class A1 (1 month LIBOR + 2.000%) (B)(C)	2.150	04-25-40	213,710	214,913

ECMC Group Student Loan Trust Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (B)(C)	1.150	07-25-69	412,468	412,467

Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (C)	2.610	01-25-34	104,390	107,914

18	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Exeter Automobile Receivables Trust
Series 2018-3A, Class D (C)	4.350	06-17-24	500,000	$521,541
Series 2020-1A, Class C (C)	2.490	01-15-25	750,000	769,906
First Investors Auto Owner Trust
Series 2016-2A, Class D (C)	3.350	11-15-22	500,000	504,357
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	496,250	516,677
Flagship Credit Auto Trust
Series 2016-4, Class D (C)	3.890	11-15-22	500,000	508,645
Series 2018-2, Class D (C)	4.230	09-16-24	730,000	767,614
Series 2018-4, Class B (C)	3.880	10-16-23	155,000	159,039
Flagship VII, Ltd.
Series 2013-7A, Class CR (3 month LIBOR + 2.350%) (B)(C)	2.568	01-20-26	800,000	796,034
Ford Credit Auto Lease Trust
Series 2019-B, Class A3	2.220	10-15-22	2,000,000	2,021,772
Ford Credit Auto Owner Trust
Series 2020-A, Class A2	1.030	10-15-22	770,751	772,977
Galaxy XXVI CLO, Ltd.
Series 2018-26A, Class A (3 month LIBOR + 1.200%) (B)(C)	1.413	11-22-31	685,921	683,008
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A4	1.740	08-18-25	125,000	129,614
Honda Auto Receivables Owner Trust
Series 2018-4, Class A3	3.160	01-17-23	1,503,062	1,527,180
HPEFS Equipment Trust
Series 2019-1A, Class D (C)	2.720	09-20-29	500,000	510,791
Series 2020-1A, Class C (C)	2.030	02-20-30	998,308	1,013,519
Hyundai Auto Receivables Trust
Series 2020-A, Class A4	1.720	06-15-26	260,000	269,693
Iowa Student Loan Liquidity Corp.
Series 2011-1, Class A (3 month LIBOR + 1.250%) (B)	1.475	06-25-42	185,446	186,258
MMAF Equipment Finance LLC
Series 2019-B, Class A2 (C)	2.070	10-12-22	374,291	377,468
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (B)(C)	1.741	10-15-31	249,000	252,137
Series 2020-BA, Class A1 (C)	1.800	01-15-69	439,804	441,488
Nissan Auto Receivables Owner Trust
Series 2019-A, Class A3	2.900	10-16-23	1,696,297	1,728,713
NMEF Funding LLC
Series 2019-A, Class A (C)	2.730	08-17-26	500,064	502,600
Oasis LLC
Series 2020-1A, Class A (C)	3.820	01-15-32	414,180	415,721
Series 2020-2A, Class A (C)	4.262	05-15-32	381,240	382,079
OnDeck Asset Securitization Trust II LLC
Series 2019-1A, Class C (C)	3.330	11-18-24	226,569	226,627
PFS Financing Corp.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-B, Class A (C)	2.890	02-15-23	500,000	$501,522
Series 2018-D, Class A (C)	3.190	04-17-23	925,000	934,138
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class A (C)	1.370	10-15-24	571,763	576,815
Santander Drive Auto Receivables Trust
Series 2018-3, Class D	4.070	08-15-24	675,000	700,013
Series 2020-2, Class A3	0.670	04-15-24	1,000,000	1,002,604
Silvermore CLO, Ltd.
Series 2014-1A, Class A1R (3 month LIBOR + 1.170%) (B)(C)	1.391	05-15-26	336,371	335,468
Small Business Lending Trust
Series 2020-A, Class A (C)	2.620	12-15-26	504,494	501,636
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (B)(C)	0.891	10-15-35	694,222	693,402
STORE Master Funding LLC
Series 2013-1A, Class A2 (C)	4.650	03-20-43	180,748	179,909
Taco Bell Funding LLC
Series 2016-1A, Class A2II (C)	4.377	05-25-46	530,750	530,792
Tidewater Auto Receivables Trust
Series 2020-AA, Class C (C)	1.910	09-15-26	1,000,000	1,014,107
Towd Point Mortgage Trust
Series 2015-2, Class 1A13 (C)(H)	2.500	11-25-60	211,600	212,154
Series 2015-5, Class A1B (C)(H)	2.750	05-25-55	16,670	16,799
Series 2017-1, Class A1 (C)(H)	2.750	10-25-56	366,088	375,151
Series 2018-3, Class A1 (C)(H)	3.750	05-25-58	81,136	86,618
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	192,628	204,510
Toyota Auto Receivables Owner Trust
Series 2020-B, Class A4	1.660	09-15-25	880,000	909,438
TRIP Rail Master Funding LLC
Series 2017-1A, Class A1 (C)	2.709	08-15-47	340,704	341,243
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	358,000	358,892
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (B)(C)	1.798	10-20-28	500,000	487,680
Westlake Automobile Receivables Trust
Series 2018-2A, Class D (C)	4.000	01-16-24	500,000	510,662
Series 2018-3A, Class C (C)	3.610	10-16-23	500,000	505,878
Series 2019-2A, Class C (C)	2.840	07-15-24	750,000	765,549
Wheels SPV 2 LLC
Series 2020-1A, Class A2 (C)	0.510	08-20-29	1,000,000	1,001,426
WhiteHorse VIII, Ltd.
Series 2014-1A, Class AR (3 month LIBOR + 0.900%) (B)(C)	1.114	05-01-26	239,937	239,694
Willis Engine Structured Trust V
Series 2020-A, Class C (C)	6.657	03-15-45	920,368	371,704

20	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)		Shares	Value

Short-term investments 2.3%				$4,354,991

(Cost $4,354,991)

Short-term funds 2.3%				4,354,991
Federated Government Obligations Fund, Institutional Class	0.0100	(I)	4,354,991	4,354,991

Total investments (Cost $189,751,441) 100.6%				$191,681,847

Other assets and liabilities, net (0.6%)				(1,125,452)

Total net assets 100.0%				$190,556,395

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.

SOFR	Secured Overnight Financing Rate

(A)	Security purchased or sold on a when-issued or delayed delivery basis.

(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $88,875,858 or 46.6% of the fund’s net assets as of 11-30-20.

(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(E)	Non-income producing - Issuer is in default.

(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(I)	The rate shown is the annualized seven-day yield as of 11-30-20.

At 11-30-20, the aggregate cost of investments for federal income tax purposes was $190,408,110. Net unrealized appreciation aggregated to $1,273,737, of which $2,402,198 related to gross unrealized appreciation and $1,128,461 related to gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	21

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $189,751,441)	$191,681,847
Cash	64,193
Interest receivable	1,274,433
Receivable for fund shares sold	444,961
Receivable for delayed delivery securities sold	9,006
Receivable from affiliates	1,842
Other assets	64,017
Total assets	193,540,299
Liabilities
Distributions payable	444,607
Payable for investments purchased	2,467,500
Payable for fund shares repurchased	8,908
Payable to affiliates
Accounting and legal services fees	5,567
Transfer agent fees	1,078
Trustees’ fees	140
Other liabilities and accrued expenses	56,104
Total liabilities	2,983,904
Net assets	$190,556,395
Net assets consist of
Paid-in capital	$189,099,871
Total distributable earnings (loss)	1,456,524
Net assets	$190,556,395

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,324,046 ÷ 329,751 shares)[1]	$10.08
Class C ($290,034 ÷ 28,761 shares)[1]	$10.08
Class I ($6,115,539 ÷ 606,654 shares)	$10.08
Class R6 ($255,559 ÷ 25,348 shares)	$10.08
Class NAV ($180,571,217 ÷ 17,912,522 shares)	$10.08
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.31

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

22	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-20 (unaudited)

Investment income
Interest	$2,411,899
Expenses
Investment management fees	198,438
Distribution and service fees	3,398
Accounting and legal services fees	17,475
Transfer agent fees	4,127
Trustees’ fees	1,540
Custodian fees	35,753
State registration fees	40,338
Printing and postage	9,842
Professional fees	41,847
Other	15,229
Total expenses	367,987
Less expense reductions	(99,255)
Net expenses	268,732
Net investment income	2,143,167
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	203,936
203,936
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,412,927
3,412,927
Net realized and unrealized gain	3,616,863
Increase in net assets from operations	$5,760,030

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	23

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-20 (unaudited)	Period ended 5-31-20[1]

Increase (decrease) in net assets
From operations
Net investment income	$2,143,167	$2,992,550
Net realized gain	203,936	409,076
Change in net unrealized appreciation (depreciation)	3,412,927	(1,482,521)
Increase in net assets resulting from operations	5,760,030	1,919,105
Distributions to shareholders
From earnings
Class A	(23,844)	(7,879)
Class C	(1,945)	(1,495)
Class I	(66,745)	(43,951)
Class R6	(3,689)	(2,903)
Class NAV	(2,526,432)	(3,555,912)
Total distributions	(2,622,655)	(3,612,140)
From fund share transactions	24,196,400	164,915,655
Total increase	27,333,775	163,222,620

Net assets
Beginning of period	163,222,620	—
End of period	$190,556,395	$163,222,620

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.

24	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

CLASS A SHARES Period ended	11-30-20[1]		5-31-20[2]

Per share operating performance

Net asset value, beginning of period	$9.90		$10.00

Net investment income[3]	0.10		0.18

Net realized and unrealized gain (loss) on investments	0.21		(0.03)

Total from investment operations	0.31		0.15

Less distributions

From net investment income	(0.13)		(0.25)

Net asset value, end of period	$10.08		$9.90

Total return (%)[4,5]	3.12[6]		1.56[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3		$1

Ratios (as a percentage of average net assets):

Expenses before reductions	0.77	[7]	0.84	[7]

Expenses including reductions	0.65	[7]	0.65	[7]

Net investment income	2.02	[7]	2.03	[7]

Portfolio turnover (%)	23		58

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	25

CLASS C SHARES Period ended	11-30-20[1]		5-31-202

Per share operating performance

Net asset value, beginning of period	$9.90		$10.00

Net investment income[3]	0.06		0.13

Net realized and unrealized gain (loss) on investments	0.21		(0.04)

Total from investment operations	0.27		0.09

Less distributions

From net investment income	(0.09)		(0.19)

Net asset value, end of period	$10.08		$9.90

Total return (%)[4,5]	2.75[6]		0.90[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$—[7]		$—[7]

Ratios (as a percentage of average net assets):

Expenses before reductions	1.52	[8]	1.59	[8]

Expenses including reductions	1.40	[8]	1.40	[8]

Net investment income	1.28	[8]	1.47	[8]

Portfolio turnover (%)	23		58

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.

26	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-20[1]		5-31-20[2]

Per share operating performance

Net asset value, beginning of period	$9.90		$10.00

Net investment income[3]	0.11		0.18

Net realized and unrealized gain (loss) on investments	0.21		(0.01)

Total from investment operations	0.32		0.17

Less distributions

From net investment income	(0.14)		(0.27)

Net asset value, end of period	$10.08		$9.90

Total return (%)[4]	3.26[5]		1.75[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$6		$4

Ratios (as a percentage of average net assets):

Expenses before reductions	0.52	[6]	0.60	[6]

Expenses including reductions	0.40	[6]	0.40	[6]

Net investment income	2.26	[6]	2.04	[6]

Portfolio turnover (%)	23		58

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	27

CLASS R6 SHARES Period ended	11-30-20[1]		5-31-20[2]

Per share operating performance

Net asset value, beginning of period	$9.90		$10.00

Net investment income[3]	0.12		0.20

Net realized and unrealized gain (loss) on investments	0.21		(0.01)

Total from investment operations	0.33		0.19

Less distributions

From net investment income	(0.15)		(0.29)

Net asset value, end of period	$10.08		$9.90

Total return (%)[4]	3.31[5]		1.88[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$—[6]		$—[6]

Ratios (as a percentage of average net assets):

Expenses before reductions	0.41	[7]	0.48	[7]

Expenses including reductions	0.29	[7]	0.29	[7]

Net investment income	2.38	[7]	2.32	[7]

Portfolio turnover (%)	23		58

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.

28	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-20[1]		5-31-20[2]
Per share operating performance

Net asset value, beginning of period	$9.90		$10.00

Net investment income[3]	0.12		0.23

Net realized and unrealized gain (loss) on investments	0.21		(0.04)

Total from investment operations	0.33		0.19

Less distributions

From net investment income	(0.15)		(0.29)

Net asset value, end of period	$10.08		$9.90

Total return (%)[4]	3.31	[5]	1.88	[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$181		$158

Ratios (as a percentage of average net assets):

Expenses before reductions	0.40	[6]	0.47	[6]

Expenses including reductions	0.29	[6]	0.29	[6]

Net investment income	2.38	[6]	2.69	[6]

Portfolio turnover (%)	23		58

[1]	Six months ended 11-30-20. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	29

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may

30	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

include market or issuer specific events or trends,changes in interest rates and credit quality.The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2020,by major security category or type:

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$14,636,735	—	$14,636,735	—
Corporate bonds	99,052,195	—	99,052,195	—
Municipal bonds	5,067,450	—	5,067,450	—
Term loans	9,048,950	—	9,048,950	—
Collateralized mortgage obligations	9,457,256	—	9,457,256	—
Asset backed securities	50,064,270	—	50,064,270	—
Short-term investments	4,354,991	$4,354,991	—	—
Total investments in securities	$191,681,847	$4,354,991	$187,326,856	—

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e.,

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	31

seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities.

Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations

32	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended November 30, 2020 were $1,559.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	33

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.220% of the first $250 million of the fund’s average daily net assets; and (b) 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets of the fund and expenses of Class A, Class C, Class I, and Class R6 shares exceed 0.65%, 1.40%, 0.40%, and 0.29%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, Class I, and Class R6 shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$1,119
Class C	126
Class I	2,826

Class	Expense reduction
Class R6	$152
Class NAV	95,032
Total	$99,255

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2020, were equivalent to a net annual effective rate of 0.11% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

34	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,572 for the six months ended November 30, 2020. Of this amount, $70 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,502 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2020, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,322	$1,121
Class C	1,076	129
Class I	—	2,863
Class R6	—	14
Total	$3,398	$4,127

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	35

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2020 and for the period ended May 31, 2020 were as follows:

	Six Months Ended 11-30-20		Period ended 5-31-20[1]

	Shares	Amount	Shares	Amount

Class A shares

Sold	315,919	$3,172,268	181,255	$1,788,890

Distributions reinvested	2,313	23,240	633	6,268

Repurchased	(63,638)	(639,684)	(106,731)	(1,043,479)

Net increase	254,594	$2,555,824	75,157	$751,679

Class C shares

Sold	27,254	$274,327	23,066	$231,380

Distributions reinvested	148	1,490	56	551

Repurchased	(11,767)	(118,369)	(9,996)	(96,857)

Net increase	15,635	$157,448	13,126	$135,074

Class I shares

Sold	264,032	$2,653,529	446,770	$4,399,094

Distributions reinvested	6,647	66,745	4,331	42,858

Repurchased	(82,765)	(830,659)	(32,361)	(319,871)

Net increase	187,914	$1,889,615	418,740	$4,122,081

Class R6 shares

Sold	—	—	24,902	$249,821

Distributions reinvested	295	$2,956	151	1,477

Net increase	295	$2,956	25,053	$251,298

Class NAV shares

Sold	2,221,446	$22,231,591	18,275,944	$182,431,935

Distributions reinvested	251,654	2,526,432	358,018	3,555,912

Repurchased	(514,493)	(5,167,466)	(2,680,047)	(26,332,324)

Net increase	1,958,607	$19,590,557	15,953,915	$159,655,523

Total net increase	2,417,045	$24,196,400	16,485,991	$164,915,655

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.

Affiliates of the fund owned 17%, 100% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on November 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $66,063,046 and $30,473,898, respectively, for the six months ended November 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $0 and $10,085,863, respectively, for the six months ended November 30, 2020.

36	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Note 7—Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2020, funds within the John Hancock group of funds complex held 94.8% of the fund’s net assets. There were no affiliated funds with an ownership of 5% or more of the fund’s net assets.

Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	33.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	26.9%
John Hancock Funds II Multimanager 2020 Lifetime Portfolio	12.3%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	9.8%
John Hancock Funds II Multimanager 2015 Lifetime Portfolio	6.6%
John Hancock Funds II Multimanager 2010 Lifetime Portfolio	6.0%

Note 8 — LIBOR discontinuation risk

LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

Note 9 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 10 — New accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	37

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Short Duration Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

38	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	39

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the period from July 31, 2019 through December 31, 2019. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the period noted. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund and net total expenses for the fund are lower than the peer group median.

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar

40	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(l)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	41

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(a)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(b)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

42	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(a)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(b)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;

(c)

the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	43

More information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

*	Member of the Audit Committee
†	Non-Independent Trustee
[1]	Appointed as Independent Trustee effective as of September 15, 2020
[2]	Effective July 31, 2020

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA

Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

44	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

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John Hancock family of funds

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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

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John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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Investment Management

John Hancock Investment Management Distributors LLC  ∎   Member FINRA, SIPC

200 Berkeley Street  ∎   Boston, MA 02116-5010  ∎   800-225-5291   ∎   jhinvestments.com

This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of III Manulife Investment Management

MF1438874	472SA 11/20
1/2021

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott President

Date: January 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date: January 7, 2021

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date: January 7, 2021